UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02354

Name of Fund: BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2019

Date of reporting period: 10/31/2019

Item 1 – Report to Stockholders

OCTOBER 31, 2019

2019 Annual Report

BlackRock Liquidity Funds

•	Federal Trust Fund
•	FedFund
•	TempCash
•	TempFund
•	T-Fund
•	Treasury Trust Fund
•	MuniCash
•	MuniFund
•	California Money Fund
•	New York Money Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7450 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Investment performance in the 12 months ended October 31, 2019 was a tale of two markets. The first half of the reporting period was characterized by restrictive monetary policy, deteriorating economic growth, equity market volatility, and rising fear of an imminent recession. During the second half of the reporting period, stocks and bonds rebounded sharply, as influential central banks shifted toward accommodative monetary policy, which led to broad-based optimism that a near-term recession could be averted.

After the dust settled, equity and bond markets posted mixed returns while weathering significant volatility. U.S. large cap equities and U.S. bonds advanced, while equities at the high end of the risk spectrum — emerging markets and U.S. small cap — posted modest negative returns.

Fixed-income securities played an important role in diversified portfolios by delivering strong returns amid economic uncertainty, as interest rates declined (and bond prices rose). Long-term bonds, particularly long-term Treasuries, proved to be an effective ballast for diversified investors. Investment-grade and high-yield corporate bonds posted positive returns, as the credit fundamentals in corporate markets remained relatively solid.

In the U.S. equity market, volatility spiked in late 2018, as a wide variety of risks were brought to bear on markets, including rising interest rates, slowing global growth, and heightened trade tensions. Volatility also rose in emerging markets, as the appreciating U.S. dollar and higher interest rates in the U.S. disrupted economic growth abroad. Despite an economic slowdown in Europe and ongoing uncertainty about Brexit, European equities posted a modest positive return.

As equity performance faltered and global economic growth slowed, the U.S. Federal Reserve (the “Fed”) shifted away from policies designed to decrease inflation in favor of renewed efforts to stimulate economic activity. The Fed left interest rates unchanged in January 2019, then reduced interest rates three times thereafter, starting in July 2019. Similarly, the Fed took measures to support liquidity in short-term lending markets. Following in the Fed’s footsteps, the European Central Bank announced aggressive economic stimulus measures, including lower interest rates and the return of its bond purchasing program. The Bank of Japan signaled a continuation of accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

The outpouring of global economic stimulus led to a sharp rally in risk assets throughout the world despite the headwind of rising geopolitical and trade tensions. Hopes continued to remain high as the current economic expansion became the longest in U.S. history.

We continue to expect a slowing expansion with additional room to run. Despite a sharp slowdown in trade and manufacturing across the globe, U.S. consumers continued to spend at a relatively healthy pace, benefiting from the lowest unemployment rate in 50 years and rising wages. However, trade disputes and the resulting disruptions in global supply chains, as well as geopolitical tensions, particularly in the Middle East, continued to have a negative impact on global growth.

Overall, we favor reducing investment risk due to rising economic uncertainty. We believe U.S. equities remain relatively attractive, but we are shifting to a more cautious stance by emphasizing factors that seek lower-volatility and higher-quality stocks. In fixed income, government bonds continue to be important portfolio stabilizers, while emerging market bonds offer relatively attractive income opportunities.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2019
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	4.16%	14.33%
U.S. small cap equities (Russell 2000® Index)	(1.09)	4.90
International equities (MSCI Europe, Australasia, Far East Index)	3.35	11.04
Emerging market equities (MSCI Emerging Markets Index)	(1.67)	11.86
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.21	2.40
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	8.17	15.85
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	5.71	11.51
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.52	9.07
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	2.69	8.38
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Money Market Overview  For the 12-Month Period Ended October 31, 2019

Over the past 12 months, interest rates trended lower as the Federal Open Market Committee (the “FOMC” or “Fed”) reversed course from the fourth rate hike in December 2018 and reduced interest rates for the first time in over a decade in 2019. The FOMC cut the Federal Funds target rate at its July, September and October meetings, which in total reduced the target range 0.75%. These cuts brought the Federal Funds Rate target range between 1.50% and 1.75%. In addition to the notable movement by the FOMC, the last 12 months have brought with it mixed economic reports, a backdrop of a global economic slowdown, and more recently a small sense of optimism surrounding the U.S.-China trade conflict. Specific to money market funds, the U.S. industry money-market assets have increased 16% year to date with prime funds up 33% year to date and government funds up 13% year to date, according to iMoneyNet.

Early in October, weakening economic data points were evidenced by the U.S. ISM manufacturing and non-manufacturing figures, as the ISM manufacturing reading came in significantly below expectations at 47.8 versus the 50.0 expected. This was 1.3 points lower than the prior reading for August and the lowest level since 2009. The main sources of decline came from new orders, employment and production, which all registered below 50, indicating a contraction. The ISM non-manufacturing index in September dropped 3.8 points to 52.6. September non-farm payrolls came in at 136,000 (versus the expected 145,000), with 114,000 of those jobs in the private sector while the previous two months were revised to be 45,000 higher. On the contrary, the October employment report helped support the jobs story with non-farm payroll growing by 128,000, 43,000 higher than expectations with 85,000 of revisions to both September’s and August’s figures. Other important developments in October included a formal extension to the deadline for the U.K.’s departure by three months to January 31, 2020 in addition to Prime Minister Boris Johnson winning the backing of Parliament to hold a general election on December 12, 2019 in hopes to break the gridlock.

As previously mentioned, for the third time this year the FOMC reduced the target range for the Federal Funds rate, bringing the range to between 1.50% and 1.75%. Comments from Federal Reserve Chairman Jay Powell suggested that any additional rate cuts would be dependent on incoming economic data and indicated that a high bar exists for future policy adjustments. In an effort to provide additional liquidity to the financial system and to help maintain control over key short-term interest rates, the Fed continued to conduct temporary open market operations in the form of overnight and term repurchase agreements. The Fed also began buying Treasury bills to boost the level of reserves in the banking system. It was announced that such purchases — also known as permanent open market operations — will be made beginning at a rate of $60 billion per month into the second quarter of 2020.

In addition to the moves by the FOMC, the U.S. debt ceiling was again suspended in July, and net new Treasury bill issuance exceeded $252 billion year to date. This Treasury supply, along with typical quarter-end funding pressures in September, contributed to a widening of credit spreads, with the three-month London Interbank Offered Rate (“LIBOR”) overnight-indexed swap spread nearly doubling to around 0.33% during the period. Additionally, U.S. government-sponsored agencies have been guided by regulatory agencies to issue floating rate notes indexed to the Secured Overnight Financing Rate (“SOFR”). The SOFR is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities and is the reference rate eventually expected to replace LIBOR. In addition to the agency notes referenced to SOFR, some large financial institutions also issued certificates of deposit and commercial paper linked to this index, and demand for such obligations was generally strong.

Not only has demand been strong for money market eligible securities, but 2019 has been a year with record inflows into money market funds, both prime and government funds alike, with the industry assets under management up 16%, according to iMoneyNet. The demand could be attributed to a multitude of variables such as the positive yield environment in the United States, banks beginning to cut their deposit rates in lock step with the Fed, and investors parking funds while they wait out the bouts of volatility in the equity markets amongst many other variables.

While in our view the FOMC did not commit in October to any specific future path for interest rates, they did emphasize the importance of incoming economic data and its influence on the direction of monetary policy. Given the Fed’s expanded footprint in the market, we expect there will be “zero” net Treasury bill supply available during the next eight months. Despite the massive injection of liquidity into the banking system by the Fed, balance sheet constraints and inter-day liquidity requirements at global systemically important banks are expected to contribute to funding pressures later in the fourth quarter 2019. In turn, dynamics in the funding markets related to balance-sheet management activities at large financial institutions could, in our view, contribute to periodic bouts of volatility and spread widening at the front end of the market in the months leading up to year end.

Turning to short-term municipal bonds, the short-term municipal market began the 12-month period at $133 billion in industry assets, which spiked in January at $146.6 billion due to seasonal coupon inflows, and then declined to end the period at $138 billion, up approximately $5 billion on the year.

The FOMC continued to follow its determined path of normalization of interest rates by lifting the target range for the federal funds rate by 25 basis points (0.25%) in December 2018. This moved the target range to 2.25-2.50%. In line with these rate increases, the SIFMA Index, which measures represents the average yield on seven-day variable rate demand notes (“VRDNs”), rose slowly throughout the period beginning at 1.61% on November 1, 2018, hitting a ten-year high of 2.30% on April 30, 2019 amongst tax season redemptions. Subsequently, however, the FOMC indicated a greater degree of concern with respect to slowing global growth and trade policy, ultimately pivoting their stance into an easing bias, enacting three 25 basis point rate cuts at their July, September and October meetings. Therefore, the FOMC’s target range ended the period at 1.50-1.75% as of October 31, 2019.

New VRDN issuance remained light throughout the period as issuers instead opted to move out of debt issuance and take advantage of continuing relatively low longer-term bond yields. The total outstanding supply of VRDNs stood at $130 billion as of October 31, 2019 and is now lower than total tax-exempt money fund assets at $138 billion. This dynamic creates a tighter balance of supply and demand for a smaller amount of VRDN securities outstanding. In addition, the long end of the municipal market has experienced a record year of inflows, eclipsing $75 billion year to date, which has further increased bond fund and separately managed account demand for VRDNs. During periods of high coupon reinvestment and cash inflows, yields on VRDNs moved significantly lower. The SIFMA Index moved as low as 1.18% in July, one of the largest months for seasonal inflows in the municipal space, but then moved higher to 1.58% in September amongst quarter-end outflows. Ultimately, the SIFMA Index ended the 12-month period at 1.12%, representing a typical ratio of approximately 70% versus taxable money market yield levels.

After the FOMC’s pivot to an easing bias, the yield on one-year municipal notes fell from 2.07% on November 1, 2018 to a low of 1.10% in August 2019 and ended the period at 1.23%. VRDNs offered a yield pickup for most of the year as the municipal money market curve remained inverted for the majority of the year. Therefore, municipal money market funds maintained a shorter duration posture with very selective and limited extension trades.

4	2019 BLACK ROCK ANNUAL REPORT TO SHAREHOLDERS

Money Market Overview  For the 12-Month Period Ended October 31, 2019 (continued)

Looking ahead, municipal money market fund managers are expected to maintain more of a neutral duration posture as the Fed has completed its mid-cycle adjustment in rates. However, the actions and sentiment of the FOMC remain a key focus as the policy making group continues to assess current market conditions to determine the future path of its target range should market conditions change.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

MONEY MARKET OVERVIEW	5

Fund Information  as of October 31, 2019

Federal Trust Fund

Federal Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yields	7-Day Yields
Institutional	1.69%	1.69%
Dollar	1.44	1.44
Cash Management	1.19	1.19
Cash Reserve	1.69	1.69
Administration	1.59	1.59
Premier	1.69	1.69

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
U.S. Government Sponsored Agency Obligations	54%
U.S. Treasury Obligations	49
Liabilities in Excess of Other Assets	(3)

FedFund

FedFund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yields	7-Day Yields
Institutional	1.72%	1.72%
Dollar	1.47	1.47
Cash Management	1.22	1.22
Cash Reserve	1.32	1.32
Administration	1.62	1.62
Select	0.89	0.89
Private Client	1.21	1.21
Premier	1.73	1.73
Capital	1.68	1.68

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Repurchase Agreements	46%
U.S. Government Sponsored Agency Obligations	26
U.S. Treasury Obligations	24
Other Assets Less Liabilities	4

TempCash

TempCash’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yields	7-Day Yields
Institutional	1.92%	1.92%
Dollar	1.67	1.67
Premier	1.92	1.92

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Commercial Paper	37%
Certificates of Deposit	28
Repurchase Agreements	21
Time Deposits	11
Corporate Bonds	1
Other Assets Less Liabilities	2

TempFund

TempFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yields	7-Day Yields
Institutional	1.93%	1.93%
Dollar	1.68	1.68
Cash Management	1.43	1.43
Cash Reserve	1.63	1.63
Administration	1.83	1.83
Private Client	1.43	1.43

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Commercial Paper	35%
Certificates of Deposit	28
Repurchase Agreements	25
Time Deposits	9
Other Assets Less Liabilities	3

6	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Information as of October 31, 2019 (continued)

T-Fund

T-Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yields	7-Day Yields
Institutional	1.70%	1.70%
Dollar	1.45	1.45
Cash Management	1.20	1.20
Cash Reserve	1.30	1.30
Administration	1.60	1.60
Select	0.87	0.87
Premier	1.70	1.70
Capital	1.66	1.66

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
U.S. Treasury Obligations	51%
Repurchase Agreements	45
Other Assets Less Liabilities	4

Treasury Trust Fund

Treasury Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yields	7-Day Yields
Institutional	1.67%	1.67%
Dollar	1.44	1.44
Cash Management	1.17	1.17
Cash Reserve	1.27	1.27
Administration	1.58	1.58
Select	0.84	0.84
Premier	1.67	1.67

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
U.S. Treasury Obligations	110%
Liabilities in Excess of Other Assets	(10)

MuniCash

MuniCash’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yields	7-Day Yields
Institutional	1.04%	1.04%
Dollar	0.79	0.79
Premier	1.03	1.03

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Variable Rate Demand Notes	71%
Municipal Bonds	27
Closed-End Investment Companies	3
Liabilities in Excess of Other Assets	(1)

MuniFund

MuniFund’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yields	7-Day Yields
Institutional	1.09%	1.09%
Dollar	0.84	0.84
Administration	0.99	0.99
Select	0.29	0.29
Private Client	0.61	0.61
Premier	1.09	1.09

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Variable Rate Demand Notes	68%
Municipal Bonds	28
Closed-End Investment Companies	4
Other Assets Less Liabilities	—	(a)

(a)	Represents less than 1% of the Fund’s net assets.

FUND INFORMATION	7

Fund Information  as of October 31, 2019 (continued)

California Money Fund

California Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yields	7-Day Yields
Institutional	0.78%	0.78%
Premier	0.77	0.77

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Variable Rate Demand Notes	91%
Municipal Bonds	9
Other Assets Less Liabilities	—	(a)

(a)	Represents less than 1% of the Fund’s net assets.

New York Money Fund

New York Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS

	7-Day SEC Yields	7-Day Yields
Institutional	0.98%	0.98%
Premier	0.98	0.98

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

PORTFOLIO COMPOSITION

Asset Type	Percent of Net Assets
Variable Rate Demand Notes	97%
Municipal Bonds	3
Closed-End Investment Companies	—	(a)
Other Assets Less Liabilities	—	(a)

(a)	Represents less than 1% of the Fund’s net assets.

8	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on May 1, 2019 and held through October 31, 2019, except with respect to Premier Shares which are based on a hypothetical investment of $1,000 on July 26, 2019 (recommencement of operations) and held through October 31, 2019) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical (a)

	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period (b)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period (b)	Annualized Expense Ratio

Federal Trust Fund

Institutional	$1,000.00	$1,010.40	$0.86	$1,000.00	$1,024.35	$0.87	0.17%
Dollar	1,000.00	1,009.20	2.13	1,000.00	1,023.09	2.14	0.42
Cash Management	1,000.00	1,007.90	3.39	1,000.00	1,021.83	3.41	0.67
Cash Reserve	1,000.00	1,010.40	—	1,000.00	1,025.21	—	0.00
Administration	1,000.00	1,009.90	1.37	1,000.00	1,023.84	1.38	0.27
Premier	1,000.00	1,005.00	0.44	1,000.00	1,024.35	0.87	0.17

FedFund

Institutional	$1,000.00	$1,010.70	$0.86	$1,000.00	$1,024.35	$0.87	0.17%
Dollar	1,000.00	1,009.40	2.13	1,000.00	1,023.09	2.14	0.42
Cash Management	1,000.00	1,008.10	3.39	1,000.00	1,021.83	3.41	0.67
Cash Reserve	1,000.00	1,008.60	2.89	1,000.00	1,022.33	2.91	0.57
Administration	1,000.00	1,010.20	1.37	1,000.00	1,023.84	1.38	0.27
Select	1,000.00	1,006.50	5.06	1,000.00	1,020.16	5.09	1.00
Private Client	1,000.00	1,008.10	3.44	1,000.00	1,021.78	3.47	0.68
Premier	1,000.00	1,005.10	0.44	1,000.00	1,024.35	0.87	0.17
Capital	1,000.00	1,010.50	1.06	1,000.00	1,024.15	1.07	0.21

TempCash

Institutional	$1,000.00	$1,011.50	$0.91	$1,000.00	$1,024.30	$0.92	0.18%
Dollar	1,000.00	1,010.20	2.18	1,000.00	1,023.04	2.19	0.43
Premier	1,000.00	1,005.60	0.47	1,000.00	1,024.30	0.92	0.18

TempFund

Institutional	$1,000.00	$1,011.50	$0.91	$1,000.00	$1,024.30	$0.92	0.18%
Dollar	1,000.00	1,010.20	2.18	1,000.00	1,023.04	2.19	0.43
Cash Management	1,000.00	1,009.00	3.44	1,000.00	1,021.78	3.47	0.68
Cash Reserve	1,000.00	1,010.10	2.13	1,000.00	1,023.09	2.14	0.42
Administration	1,000.00	1,011.00	1.42	1,000.00	1,023.79	1.43	0.28
Private Client	1,000.00	1,009.00	3.44	1,000.00	1,021.78	3.47	0.68

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown) except for Premier Shares, which is multiplied by 95/365 (to reflect the period since the recommencement date of July 26, 2019 to October 31, 2019).

DISCLOSURE OF EXPENSES	9

Disclosure of Expenses  (continued)

Expense Examples (continued)

	Actual			Hypothetical (a)

	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period (b)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period (b)	Annualized Expense Ratio

T-Fund

Institutional	$1,000.00	$1,010.60	$0.86	$1,000.00	$1,024.35	$0.87	0.17%
Dollar	1,000.00	1,009.30	2.13	1,000.00	1,023.09	2.14	0.42
Cash Management	1,000.00	1,008.00	3.39	1,000.00	1,021.83	3.41	0.67
Cash Reserve	1,000.00	1,008.50	2.89	1,000.00	1,022.33	2.91	0.57
Administration	1,000.00	1,010.10	1.37	1,000.00	1,023.84	1.38	0.27
Select	1,000.00	1,006.40	5.06	1,000.00	1,020.16	5.09	1.00
Premier	1,000.00	1,005.00	0.44	1,000.00	1,024.35	0.87	0.17
Capital	1,000.00	1,010.40	1.06	1,000.00	1,024.15	1.07	0.21

Treasury Trust Fund

Institutional	$1,000.00	$1,010.30	$0.86	$1,000.00	$1,024.35	$0.87	0.17%
Dollar	1,000.00	1,009.10	1.92	1,000.00	1,023.29	1.94	0.38
Cash Management	1,000.00	1,007.70	3.39	1,000.00	1,021.83	3.41	0.67
Cash Reserve	1,000.00	1,008.20	2.89	1,000.00	1,022.33	2.91	0.57
Administration	1,000.00	1,009.80	1.32	1,000.00	1,023.89	1.33	0.26
Select	1,000.00	1,006.10	5.06	1,000.00	1,020.16	5.09	1.00
Premier	1,000.00	1,004.90	0.44	1,000.00	1,024.35	0.87	0.17

MuniCash

Institutional	$1,000.00	$1,006.50	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
Dollar	1,000.00	1,005.20	2.27	1,000.00	1,022.94	2.29	0.45
Premier	1,000.00	1,003.10	0.52	1,000.00	1,024.20	1.02	0.20

MuniFund

Institutional	$1,000.00	$1,006.80	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
Dollar	1,000.00	1,005.50	2.27	1,000.00	1,022.94	2.29	0.45
Administration	1,000.00	1,006.30	1.52	1,000.00	1,023.69	1.53	0.30
Select	1,000.00	1,002.80	5.05	1,000.00	1,020.16	5.09	1.00
Private Client	1,000.00	1,004.40	3.44	1,000.00	1,021.78	3.47	0.68
Premier	1,000.00	1,003.30	0.52	1,000.00	1,024.20	1.02	0.20

California Money Fund

Institutional	$1,000.00	$1,005.00	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
Premier	1,000.00	1,002.60	0.52	1,000.00	1,024.20	1.02	0.20

New York Money Fund

Institutional	$1,000.00	$1,006.30	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
Premier	1,000.00	1,003.00	0.52	1,000.00	1,024.20	1.02	0.20

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown) except for Premier Shares, which is multiplied by 95/365 (to reflect the period since the recommencement date of July 26, 2019 to October 31, 2019).

10	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments October 31, 2019	Federal Trust Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Government Sponsored Agency Obligations — 53.5%
Federal Farm Credit Bank Discount Notes(a):
1.63%, 01/23/20	USD	7,145	$7,110,736
1.63%, 01/29/20		5,010	4,984,237
1.62%, 02/04/20		13,595	13,509,975
1.63%, 02/21/20		12,340	12,249,781
1.63%, 03/17/20		12,000	11,908,667
1.62%, 05/14/20		665	658,552
1.62%, 06/12/20		935	924,644
1.61%, 07/07/20		665	656,905
Federal Farm Credit Bank Variable Rate Notes(b):
(LIBOR USD 3 Month - 0.12%), 1.82%, 01/27/20		39,390	39,393,198
(LIBOR USD 1 Month - 0.05%), 1.94%, 02/07/20		32,600	32,599,910
(LIBOR USD 1 Month - 0.05%), 1.88%, 03/12/20		9,450	9,450,168
(US Treasury 3 Month Bill Money Market Yield + 0.09%), 1.71%, 03/26/20		2,935	2,934,965
(LIBOR USD 1 Month - 0.05%), 1.75%, 05/28/20		31,515	31,506,279
(LIBOR USD 1 Month - 0.01%), 1.87%, 06/18/20		3,770	3,769,952
(LIBOR USD 1 Month + 0.00%), 1.85%, 06/19/20		31,500	31,509,286
(LIBOR USD 1 Month - 0.05%), 1.84%, 08/17/20		12,175	12,175,000
(LIBOR USD 1 Month - 0.04%), 1.89%, 09/11/20		14,985	14,984,615
(LIBOR USD 1 Month + 0.03%), 1.95%, 12/14/20		15,855	15,854,276
(LIBOR USD 1 Month + 0.05%), 1.94%, 04/16/21		17,380	17,380,000
(US Treasury 3 Month Bill Money Market Yield + 0.26%), 1.89%, 06/17/21		13,085	13,082,894
(LIBOR USD 1 Month + 0.16%), 2.19%, 07/01/21		10,525	10,525,000
(US Treasury 3 Month Bill Money Market Yield + 0.23%), 1.85%, 07/08/21		7,105	7,105,000
(LIBOR USD 1 Month + 0.08%), 2.06%, 07/08/21		15,000	15,000,000
(SOFR + 0.08%), 1.90%, 07/09/21		28,175	28,175,000
(SOFR + 0.07%), 1.89%, 08/20/21		15,725	15,725,000
Federal Home Loan Bank Discount Notes(a):
1.50%, 11/01/19		177,920	177,920,000
1.57%, 11/13/19		188,990	188,876,289
1.59%, 11/15/19		61,000	60,954,500
1.62%, 11/20/19		60,615	60,546,075
1.63%, 11/22/19		93,380	93,276,823
1.64%, 11/27/19		45,660	45,600,147
1.65%, 11/29/19		39,385	39,332,126
1.66%, 12/13/19		33,135	33,069,979
1.62%, 01/02/20		24,350	24,273,760
1.62%, 01/03/20		20,670	20,608,145
1.62%, 01/08/20		42,495	42,342,577
1.62%, 01/10/20		14,685	14,637,029
1.63%, 01/15/20		25,910	25,819,315
1.63%, 01/21/20		22,635	22,550,713
1.63%, 01/22/20		24,225	24,116,163
1.63%, 01/24/20		7,320	7,291,852
1.63%, 01/31/20		113,550	113,100,799
1.62%, 02/13/20		5,925	5,893,762
1.63%, 03/13/20		18,825	18,695,919
1.63%, 03/18/20		24,465	24,287,939
1.63%, 03/20/20		31,795	31,561,307

Security		Par (000)	Value

U.S. Government Sponsored Agency Obligations (continued)
1.63%, 03/25/20	USD	15,815	$15,695,373
1.62%, 04/01/20		20,000	19,849,014
1.62%, 04/03/20		18,600	18,467,124
1.62%, 04/08/20		22,070	21,905,753
1.62%, 04/15/20		19,080	18,935,889
1.63%, 04/24/20		10,030	9,951,111
Federal Home Loan Bank Variable Rate Notes(b):
(SOFR + 0.01%), 1.83%, 11/13/19		37,295	37,295,000
(SOFR + 0.03%), 1.85%, 12/06/19		6,445	6,445,000
(SOFR + 0.01%), 1.83%, 12/20/19		15,370	15,370,000
(LIBOR USD 1 Month - 0.04%), 1.89%, 01/14/20		7,935	7,935,000
(SOFR + 0.01%), 1.82%, 01/17/20		12,605	12,605,000
(SOFR + 0.05%), 1.87% - 1.87%, 01/17/20		14,340	14,340,000
(SOFR + 0.01%), 1.83%, 01/24/20		12,105	12,105,000
(SOFR + 0.01%), 1.83%, 02/21/20		7,805	7,805,000
(LIBOR USD 1 Month - 0.06%), 1.76%, 02/24/20		29,820	29,820,000
(LIBOR USD 1 Month - 0.04%), 1.78%, 02/25/20		14,095	14,095,000
(LIBOR USD 1 Month + 0.05%), 1.87%, 03/25/20		6,300	6,302,327
(LIBOR USD 1 Month - 0.04%), 1.85%, 04/17/20		52,495	52,492,015
(LIBOR USD 3 Month - 0.14%), 1.83%, 04/20/20		20,295	20,295,000
(SOFR + 0.02%), 1.84%, 05/22/20		7,380	7,380,000
(SOFR + 0.04%), 1.86%, 06/19/20		6,395	6,395,000
(LIBOR USD 1 Month + 0.01%), 1.94%, 07/10/20		26,965	26,965,000
(SOFR + 0.08%), 1.90%, 07/24/20		4,515	4,515,000
(SOFR + 0.03%), 1.85%, 08/21/20		4,045	4,045,000
(SOFR + 0.11%), 1.92%, 10/01/20		5,885	5,885,000
(SOFR + 0.12%), 1.94%, 10/07/20		8,190	8,190,000
(LIBOR USD 3 Month - 0.13%), 2.03%, 12/21/20		21,350	21,350,000
(SOFR + 0.05%), 1.87%, 01/22/21		4,970	4,970,000
(SOFR + 0.04%), 1.86%, 02/09/21		5,220	5,220,000
(SOFR + 0.12%), 1.94%, 03/12/21		14,305	14,305,000
(SOFR + 0.08%), 1.90%, 07/08/21		10,500	10,500,000
(SOFR + 0.08%), 1.90%, 07/23/21		6,685	6,685,000

Total U.S. Government Sponsored Agency Obligations — 53.5% (Cost: $1,896,042,865)			1,896,042,865

U.S. Treasury Obligations — 49.2%
U.S. Treasury Bills(a):
1.23%, 11/05/19		318,515	318,453,330
1.38%, 11/07/19		100,000	99,971,667
1.41%, 11/12/19		362,430	362,235,031
1.47%, 11/19/19		304,000	303,739,005
1.47%, 11/21/19		16,955	16,936,728
1.45%, 11/29/19		131,590	131,389,547
1.52%, 12/03/19		100,000	99,877,889
1.46%, 12/10/19		100,000	99,817,458
1.44%, 12/19/19		43,990	43,865,039
1.53%, 01/23/20		20,000	19,906,104
1.52%, 02/20/20		30,000	29,829,800
1.55%, 03/26/20		25,000	24,811,417
1.54%, 04/09/20		22,055	21,889,940
1.54%, 04/23/20		46,315	45,786,700
1.53%, 09/10/20		7,460	7,346,782

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (continued) October 31, 2019	Federal Trust Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Notes:
(US Treasury 3 Month Bill Money Market Yield + 0.01%), 1.64%, 01/31/20(b)	USD	10,000	$9,998,464
1.38%, 03/31/20		4,245	4,233,366
2.25%, 03/31/20		6,195	6,200,015
1.50%, 05/31/20		6,455	6,442,026
1.63%, 06/30/20		765	763,826
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 1.68%, 07/31/20(b)		8,010	8,003,727

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 1.68%, 10/31/20(b)	USD	50,000	$49,947,938
(US Treasury 3 Month Bill Money Market Yield + 0.12%), 1.75%, 01/31/21(b)		21,620	21,620,000
(US Treasury 3 Month Bill Money Market Yield + 0.22%), 1.86%, 07/31/21(b)		12,000	12,000,000

Total U.S. Treasury Obligations — 49.2% (Cost: $1,745,065,799)			1,745,065,799

Total Investments — 102.7% (Cost: $3,641,108,664)(c)			3,641,108,664

Liabilities in Excess of Other Assets — (2.7)%			(94,896,904)

Net Assets — 100.0%			$3,546,211,760

(a)	Rates are the current rate or a range of current rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$3,641,108,664	$—	$3,641,108,664

(a)	See above Schedule of Investments for values in each security type.

See notes to financial statements.

12	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments October 31, 2019	FedFund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Government Sponsored Agency Obligations — 26.5%
Federal Farm Credit Bank Discount Notes(a):
1.61%, 11/18/19	USD	15,000	$14,983,141
1.63%, 01/28/20		100,000	99,420,667
1.62%, 05/14/20		21,365	21,157,848
1.62%, 06/12/20		29,915	29,583,675
1.61%, 07/06/20		228,310	225,510,411
1.61%, 07/07/20		21,365	21,104,917
Federal Farm Credit Bank Variable Rate Notes(b):
(LIBOR USD 1 Month - 0.04%), 1.95%, 03/06/20		36,000	36,000,043
(US Treasury 3 Month Bill Money Market Yield + 0.09%), 1.71%, 03/26/20		95,915	95,913,858
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 1.68%, 04/30/20		195,295	195,293,176
(LIBOR USD 1 Month - 0.05%), 1.86%, 06/15/20		539,425	539,415,352
(LIBOR USD 1 Month - 0.01%), 1.87%, 06/18/20		118,865	118,863,499
(LIBOR USD 1 Month + 0.00%), 1.80%, 06/26/20		384,915	384,907,757
(LIBOR USD 1 Month - 0.05%), 1.84%, 08/17/20		332,635	332,635,000
(LIBOR USD 1 Month - 0.04%), 1.89%, 09/11/20		434,910	434,898,830
(LIBOR USD 1 Month + 0.03%), 1.95%, 12/14/20		446,190	446,169,629
(LIBOR USD 1 Month + 0.10%), 1.90%, 12/30/20		147,000	146,982,929
(LIBOR USD 1 Month + 0.03%), 1.95%, 01/13/21		250,000	249,973,418
(SOFR + 0.08%), 1.90%, 06/10/21		100,000	100,000,000
(US Treasury 3 Month Bill Money Market Yield + 0.26%), 1.89%, 06/17/21		50,000	49,991,951
(US Treasury 3 Month Bill Money Market Yield + 0.23%), 1.85%, 07/08/21		225,705	225,705,000
(LIBOR USD 1 Month + 0.08%), 2.06%, 07/08/21		73,325	73,325,000
(LIBOR USD 1 Month + 0.11%), 2.05%, 07/09/21		108,400	108,400,000
(LIBOR USD 1 Month + 0.10%), 1.98%, 07/16/21		99,000	99,000,000
(LIBOR USD 1 Month + 0.09%), 1.88%, 08/30/21		27,000	27,000,000
(LIBOR USD 1 Month + 0.16%), 2.16%, 10/04/21		138,000	138,000,000
(LIBOR USD 1 Month + 0.13%), 2.07%, 10/08/21		78,480	78,480,000
(SOFR + 0.21%), 2.03%, 10/28/21		100,000	100,000,000
Federal Home Loan Bank:
1.69% - 1.72%, 04/15/20		375,000	374,981,202
Federal Home Loan Bank Discount Notes(a):
1.36%, 11/05/19		50,000	49,988,472
1.46%, 11/07/19		173,800	173,739,894
1.49%, 11/08/19		25,000	24,988,406
1.57%, 11/13/19		177,510	177,391,660
1.61%, 11/18/19		689,685	688,911,499
1.65%, 11/29/19		361,255	360,598,359
1.66%, 12/11/19		127,670	127,394,658
1.66%, 12/13/19		233,585	233,059,044
1.66%, 12/16/19		460,000	458,884,500
1.66%, 12/18/19		88,570	88,339,312
1.63%, 01/15/20		276,525	275,557,163
1.63%, 01/22/20		163,750	163,134,573
1.63%, 01/24/20		243,960	243,021,893

Security		Par (000)	Value

U.S. Government Sponsored Agency Obligations (continued)
1.63%, 01/27/20	USD	125,000	$124,509,115
1.63%, 01/29/20		100,000	99,597,769
1.62%, 02/03/20		434,600	432,727,598
1.62%, 02/07/20		411,480	409,284,526
1.62%, 02/12/20		150,000	149,302,604
1.62%, 02/13/20		203,675	202,601,180
1.63%, 03/18/20		698,660	693,603,565
1.63%, 03/20/20		346,970	344,446,993
1.63%, 03/25/20		216,000	214,390,500
1.62%, 04/08/20		81,000	80,397,191
1.62%, 04/15/20		332,000	329,492,404
1.63%, 04/22/20		100,000	99,226,306
Federal Home Loan Bank Variable Rate Notes(b):
(SOFR + 0.01%), 1.83%, 11/13/19		572,310	572,310,000
(LIBOR USD 1 Month - 0.03%), 1.79%, 11/25/19		985,000	985,000,000
(SOFR + 0.03%), 1.85%, 12/06/19		202,070	202,070,000
(LIBOR USD 3 Month - 0.14%), 2.02%, 12/19/19		386,860	386,860,000
(SOFR + 0.01%), 1.83%, 12/20/19		479,850	479,850,000
(LIBOR USD 1 Month - 0.04%), 1.89%, 01/14/20		231,175	231,175,000
(SOFR + 0.01%), 1.82%, 01/17/20		392,535	392,535,000
(SOFR + 0.05%), 1.87% - 1.87%, 01/17/20		447,065	447,065,000
(SOFR + 0.01%), 1.83%, 01/24/20		408,680	408,680,000
(LIBOR USD 1 Month - 0.06%), 1.79%, 02/20/20		485,555	485,555,000
(SOFR + 0.01%), 1.83%, 02/21/20		250,175	250,175,000
(SOFR + 0.02%), 1.84%, 02/21/20		300,000	300,000,000
(LIBOR USD 1 Month - 0.06%), 1.76%, 02/24/20		844,020	844,020,000
(LIBOR USD 1 Month - 0.04%), 1.78%, 02/25/20		397,610	397,610,000
(LIBOR USD 1 Month - 0.04%), 1.85%, 04/17/20		567,375	567,375,000
(LIBOR USD 3 Month - 0.14%), 1.83%, 04/20/20		540,285	540,285,000
(LIBOR USD 1 Month + 0.05%), 2.05% - 2.07%, 05/08/20		457,995	457,995,000
(SOFR + 0.02%), 1.84%, 05/22/20		273,675	273,675,000
(LIBOR USD 1 Month - 0.02%), 2.02%, 06/01/20		203,445	203,445,000
(SOFR + 0.04%), 1.86%, 06/19/20		262,110	262,110,000
(LIBOR USD 1 Month + 0.01%), 1.94%, 07/10/20		870,250	870,250,000
(LIBOR USD 1 Month - 0.01%), 1.91%, 07/15/20		238,000	238,000,000
(SOFR + 0.08%), 1.90%, 07/24/20		116,795	116,795,000
(SOFR + 0.10%), 1.92%, 07/29/20		860,840	860,840,000
(LIBOR USD 1 Month - 0.03%), 1.97%, 08/04/20		244,380	244,380,000
(SOFR + 0.03%), 1.85%, 08/21/20		129,750	129,750,000
(SOFR + 0.04%), 1.86%, 08/25/20		262,000	262,000,000
(SOFR + 0.12%), 1.94%, 10/07/20		285,725	285,725,000
(LIBOR USD 3 Month - 0.13%), 2.03%, 12/21/20		538,800	538,800,000
(SOFR + 0.10%), 1.92%, 12/23/20		466,000	466,000,000
(SOFR + 0.05%), 1.87%, 01/22/21		190,045	190,045,000
(SOFR + 0.04%), 1.86%, 02/09/21		162,375	162,375,000
(SOFR + 0.12%), 1.94%, 03/12/21		516,420	516,420,000
(SOFR + 0.17%), 1.99%, 04/09/21		479,295	479,295,000
(SOFR + 0.08%), 1.90%, 06/11/21		245,000	245,000,000
(SOFR + 0.08%), 1.90%, 07/08/21		413,655	413,655,000
(SOFR + 0.08%), 1.90%, 07/23/21		225,670	225,670,000

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (continued) October 31, 2019	FedFund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Government Sponsored Agency Obligations (continued)
(SOFR + 0.09%), 1.91%, 09/10/21	USD	11,100	$11,100,000
Federal Home Loan Mortgage Corp. Discount Notes(a):
1.49%, 11/08/19		45,980	45,958,829
1.63%, 01/17/20		167,965	167,293,187
1.62%, 02/13/20		200,000	199,047,822
1.63%, 03/18/20		2,379,935	2,364,942,475
1.63%, 03/24/20		400,000	397,376,000
Federal Home Loan Mortgage Corp. Variable Rate Notes, (SOFR + 0.04%), 1.86%, 04/03/20(b)		231,185	231,185,000
Federal National Mortgage Association Discount Notes, 1.64%, 12/02/19(a)		100,000	99,841,556
Federal National Mortgage Association Variable Rate Notes, (SOFR + 0.01%), 1.83%, 05/22/20(b)		213,655	213,655,000

Total U.S. Government Sponsored Agency Obligations — 26.5% (Cost: $29,675,476,356)			29,675,476,356

U.S. Treasury Obligations — 24.1%
U.S. Treasury Bills(a):
1.40%, 11/14/19		826,390	825,684,239
1.44%, 12/19/19		1,476,890	1,472,699,398
1.55%, 01/02/20		669,410	667,116,492
1.54%, 01/09/20		168,250	167,579,243
1.53%, 01/23/20		671,305	668,424,249
1.54%, 01/30/20		2,064,570	2,053,974,374
1.53%, 02/13/20		2,040,000	2,028,861,600
1.53%, 02/27/20		2,549,460	2,532,811,351
1.55%, 03/05/20		515,000	511,718,663
1.55%, 03/12/20		300,000	297,987,000
1.53%, 03/19/20		900,000	893,501,750
1.55%, 03/26/20		658,040	653,076,185
1.54%, 04/09/20		973,045	965,819,343

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
1.54%, 04/23/20	USD	3,182,300	$3,154,304,539
1.56%, 04/30/20		1,037,670	1,029,256,506
1.53%, 09/10/20		233,490	229,946,400
U.S. Treasury Notes:
1.25%, 01/31/20		79,950	79,818,466
(US Treasury 3 Month Bill Money Market Yield + 0.01%), 1.64%, 01/31/20(b)		218,215	218,155,293
1.38%, 02/29/20		103,480	103,298,083
1.38%, 03/31/20		140,290	139,905,515
2.25%, 03/31/20		204,705	204,870,739
1.13%, 04/30/20		314,065	312,950,396
(US Treasury 3 Month Bill Money Market Yield + 0.03%), 1.67%, 04/30/20(b)		356,330	356,250,314
2.38%, 04/30/20		114,220	114,506,075
1.50%, 05/15/20		367,775	366,719,645
3.50%, 05/15/20		250,730	252,901,314
1.50%, 05/31/20		196,055	195,660,509
1.63%, 06/30/20		24,005	23,968,153
1.50%, 07/15/20		358,000	357,651,728
1.63%, 07/31/20		250,000	249,970,810
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 1.68%, 07/31/20(b)		1,389,440	1,389,440,000
2.63%, 07/31/20		113,000	113,822,417
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 1.68%, 10/31/20(b)		1,400,000	1,398,542,261
(US Treasury 3 Month Bill Money Market Yield + 0.12%), 1.75%, 01/31/21(b)		1,034,155	1,033,956,914
(US Treasury 3 Month Bill Money Market Yield + 0.22%), 1.86%, 07/31/21(b)		1,840,700	1,840,523,035

Total U.S. Treasury Obligations — 24.1% (Cost: $26,905,672,999)			26,905,672,999

Total Repurchase Agreements — 45.6% (Cost: $51,072,689,724)			51,072,689,724

Total Investments — 96.2% (Cost: $107,653,839,079)(c)			107,653,839,079

Other Assets Less Liabilities — 3.8%			4,250,716,174

Net Assets — 100.0%			$111,904,555,253

(a)	Rates are the current rate or a range of current rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value

Bank of America Securities, Inc.	1.73%		10/31/19	11/01/19	$1,000	$1,000	$1,000,048	U.S. Treasury Obligations, 1.38%, due 09/15/20 to 09/30/23	$1,027,700	$1,020,048
	1.73		10/31/19	11/01/19	95,000	95,000	95,004,565	U.S. Treasury Obligations, 0.00% to 1.13%, due 08/31/21 to 05/15/30	117,339,712	96,900,004
	1.73	(a)	10/31/19	11/01/19	750,000	750,000	750,036,042	U.S. Treasury Obligations, 0.00% to 3.38%, due 07/31/22 to 11/15/48	722,868,186	765,000,000

14	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2019	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value

	1.75%		10/31/19	11/01/19	$363,000	$363,000	$363,017,646	U.S. Government Sponsored Agency Obligations, 3.01% to 5.00%, due 04/01/24 to 09/01/49	$390,004,720	$373,890,000

Total Bank of America Securities, Inc.						$1,209,000				$1,236,810,052

Bank of Montreal	1.85	(b)	10/21/19	11/14/19	100,000	100,000	100,123,333	U.S. Government Sponsored Agency Obligations, 0.07% to 6.50%, due 03/25/26 to 04/20/69	2,888,824,031	105,016,238
	1.85	(b)	10/11/19	11/14/19	500,000	500,000	500,873,611	U.S. Government Sponsored Agency Obligations, 2.09% to 7.45%, due 02/03/20 to 06/20/69	878,745,327	514,451,879

Total Bank of Montreal						$600,000				$619,468,117

Bank of Nova Scotia (The)	1.73		10/31/19	11/01/19	1,000	1,000	1,000,048	U.S. Treasury Obligation, 2.00%, due 05/31/24	995,800	1,020,148

Barclays Bank plc	1.73		10/31/19	11/01/19	2,300,000	2,300,000	2,300,110,528	U.S. Treasury Obligations, 0.13% to 3.38%, due 01/15/22 to 02/15/45	1,786,939,400	2,346,000,105
	1.73		10/31/19	11/01/19	450,000	450,000	450,021,625	U.S. Treasury Obligations, 2.88% to 3.38%, due 10/15/21 to 11/15/48	382,603,400	459,000,084
	1.73		10/29/19	11/05/19	1,000,000	1,000,000	1,000,336,389	U.S. Government Sponsored Agency Obligations, 3.00% to 5.50%, due 06/01/30 to 11/01/49	1,436,463,884	1,030,000,000
	1.88	(b)	10/31/19	11/08/19	100,000	100,000	100,041,778	U.S. Government Sponsored Agency Obligation, 4.00%, due 05/20/49	99,479,355	102,000,001

Total Barclays Bank plc						$3,850,000				$3,937,000,190

BMO Capital Markets Corp.	1.73		10/31/19	11/01/19	390,000	390,000	390,018,742	U.S. Treasury Obligations, 0.00% to 3.38%, due 01/30/20 to 11/15/48	382,037,300	397,800,043
	1.75		10/31/19	11/01/19	355,000	355,000	355,017,257	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 2.34% to 5.50%, due 10/31/23 to 08/20/69	359,538,272	363,166,225
	1.83	(b)	10/18/19	11/14/19	600,000	600,000	600,823,500	U.S. Treasury Obligations, 0.00% to 3.63%, due 12/31/19 to 08/15/49	564,265,600	612,000,033
	1.83	(b)	10/16/19	11/14/19	300,000	300,000	300,442,250	U.S. Treasury Obligations, 0.00% to 3.38%, due 11/15/19 to 08/15/49	292,140,400	306,000,009

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (continued) October 31, 2019	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value

	1.83	%(b)	10/17/19	11/14/19	$300,000	$300,000	$300,427,000	U.S. Treasury Obligations, 0.00% to 3.63%, due 11/07/19 to 05/15/48	$285,931,600	$306,000,059

Total BMO Capital Markets Corp.						$1,945,000				$1,984,966,369

BNP Paribas SA	1.73		10/31/19	11/01/19	5,000	5,000	5,000,240	U.S. Treasury Obligations, 0.00%, due 05/15/29 to 08/15/45	6,120,573	5,100,000
	1.73	(b)	10/25/19	11/14/19	1,200,000	1,200,000	1,201,153,333	U.S. Treasury Obligations, 0.00% to 7.63%, due 11/07/19 to 02/15/49	997,238,589	1,224,000,000
	1.75		10/31/19	11/01/19	170,000	170,000	170,008,264	U.S. Government Sponsored Agency Obligations, 0.00% to 6.50%, due 01/07/21 to 10/25/49	2,962,615,743	179,505,173
	1.87	(b)	10/31/19	11/08/19	200,000	200,000	200,083,111	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 5.36%, due 02/01/20 to 04/25/49	3,690,718,833	208,517,224
	1.93	(b)	10/31/19	12/06/19	300,000	300,000	300,580,464	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 11.10%, due 07/25/25 to 10/25/59	7,373,126,109	315,664,386
	1.98	(b)	08/27/19	11/14/19	530,000	530,000	532,302,850	U.S. Treasury Obligations, 0.00% to 6.25%, due 11/07/19 to 08/15/49	525,733,934	540,600,000
	2.03	(b)	09/16/19	11/14/19	300,000	300,000	300,998,083	U.S. Treasury Obligations, 0.00% to 3.00%, due 11/07/19 to 11/15/47	297,499,500	306,000,002

Total BNP Paribas SA						$2,705,000				$2,779,386,785

Citibank NA	1.73		10/31/19	11/01/19	150,000	150,000	150,007,208	U.S. Treasury Obligations, 0.00% to 3.75%, due 11/07/19 to 11/15/43	146,984,200	153,000,008

Citigroup Global Markets, Inc.	1.71		10/30/19	11/06/19	75,000	75,000	75,024,938	U.S. Treasury Obligations, 1.38% to 3.75%, due 11/30/20 to 08/15/44	65,353,900	76,500,066
	1.73		10/31/19	11/01/19	25,000	25,000	25,001,201	U.S. Treasury Obligations, 0.75% to 5.50%, due 11/30/20 to 11/15/28	19,511,700	25,500,018
	1.73	(a)	10/31/19	11/01/19	60,000	60,000	60,002,883	U.S. Treasury Obligations, 0.13% to 2.75%, due 11/30/20 to 09/30/24	60,951,332	61,200,000
	1.88	(b)	10/31/19	11/01/19	500,000	500,000	500,026,111	U.S. Government Sponsored Agency Obligations, 0.00% to 7.82%, due 11/25/21 to 08/16/61	892,156,661	531,844,915

Total Citigroup Global Markets, Inc.						$660,000				$695,044,999

16	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2019	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value

Credit Agricole Corporate and Investment Bank SA	1.75%		10/31/19	11/01/19	$100,000	$100,000	$100,004,861	U.S. Treasury Obligation, 1.63%, due 09/30/26	$102,467,700	$102,000,075
	1.75	(a)	10/31/19	11/01/19	1,845,000	1,845,000	1,845,089,688	U.S. Treasury Obligations, 0.13% to 4.38%, due 12/15/20 to 05/15/48	1,717,260,273	1,881,900,079
	1.77		10/31/19	11/01/19	780,000	780,000	780,038,350	U.S. Government Sponsored Agency Obligations, 3.00% to 4.50%, due 10/01/33 to 08/20/49	1,016,741,097	799,338,095

Total Credit Agricole Corporate and Investment Bank SA						$2,725,000				$2,783,238,249

Credit Suisse AG	1.73		10/31/19	11/01/19	250,000	250,000	250,012,014	U.S. Treasury Obligations, 1.38% to 6.63%, due 08/31/23 to 02/15/27	221,853,600	255,000,083
	1.85	(b)	10/31/19	12/06/19	900,000	900,000	901,669,390	U.S. Government Sponsored Agency Obligations, 0.00% to 36.37%, due 04/15/21 to 11/25/49	12,776,915,162	944,571,738

Total Credit Suisse AG						$1,150,000				$1,199,571,821

Deutsche Bank AG	1.73		10/31/19	11/01/19	400,000	400,000	400,019,222	U.S. Treasury Obligations, 2.00% to 2.13%, due 02/15/25 to 05/15/25	397,293,100	408,000,054

Fixed Income Clearing Corporation	1.72		10/31/19	11/01/19	3,000,000	3,000,000	3,000,143,333	U.S. Treasury Obligations, 1.72%, due 11/01/19	2,983,650,000	3,060,003,890
	1.77		10/31/19	11/01/19	4,842	4,842	4,842,113	U.S. Treasury Obligation, 2.88%, due 11/15/46	4,318,000	4,938,951
	1.77		10/31/19	11/01/19	213,725	213,725	213,735,998	U.S. Treasury Obligation, 0.13%, due 04/15/20	200,000,000	218,010,508
	1.77		10/31/19	11/01/19	664,598	664,598	664,630,348	U.S. Treasury Obligation, 2.88%, due 10/31/23	647,150,000	677,922,301
	1.77		10/31/19	11/01/19	87,996	87,996	88,000,405	U.S. Treasury Obligation, 0.13%, due 10/15/24	89,756,000	89,760,327
	1.77		10/31/19	11/01/19	460,029	460,029	460,051,295	U.S. Treasury Obligation, 0.63%, due 04/15/23	450,100,000	469,251,868
	1.77		10/31/19	11/01/19	287,812	287,812	287,826,314	U.S. Treasury Obligation, 2.38%, due 05/15/29	275,975,000	293,582,557
	1.77		10/31/19	11/01/19	430,712	430,712	430,733,186	U.S. Treasury Obligation, 0.13%, due 07/15/22	394,900,000	439,347,427
	1.77		10/31/19	11/01/19	264,359	264,359	264,371,944	U.S. Treasury Obligation, 0.13%, due 01/15/23	244,300,000	269,659,123
	1.77		10/31/19	11/01/19	297,426	297,426	297,441,094	U.S. Treasury Obligation, 0.25%, due 07/15/29	300,000,000	303,389,623
	1.77		10/31/19	11/01/19	226,088	226,088	226,098,984	U.S. Treasury Obligation, 2.88%, due 11/30/23	217,300,000	230,620,741
	1.77		10/31/19	11/01/19	287,071	287,071	287,085,193	U.S. Treasury Obligation, 3.00%, due 05/15/47	250,000,000	292,826,614
	1.77		10/31/19	11/01/19	586,833	586,833	586,862,186	U.S. Treasury Obligation, 1.25%, due 07/15/20	503,000,000	598,598,853
	1.77		10/31/19	11/01/19	1,011,461	1,011,461	1,011,511,005	U.S. Treasury Obligation, 2.63%, due 02/28/23	995,600,000	1,031,740,230
	1.77		10/31/19	11/01/19	177,048	177,048	177,056,744	U.S. Treasury Obligation, 2.75%, due 07/31/23	172,400,000	180,597,705

Total Fixed Income Clearing Corporation						$8,000,000				$8,160,250,718

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (continued) October 31, 2019	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value

Goldman Sachs & Co. LLC	1.73%		10/30/19	11/06/19	$975,000	$975,000	$975,327,979	U.S. Government Sponsored Agency Obligations, 3.00% to 6.00%, due 02/20/41 to 12/20/65	$1,238,111,748	$994,500,000
	1.75		10/30/19	11/06/19	220,000	220,000	220,074,861	U.S. Government Sponsored Agency Obligations, 3.00% to 5.00%, due 12/20/39 to 11/20/63	334,976,220	224,400,000
	2.08	(b)	10/31/19	12/06/19	1,114,500	1,114,500	1,116,818,161	U.S. Government Sponsored Agency Obligations, 0.05% to 6.50%, due 06/25/21 to 09/16/58	6,685,711,283	1,192,515,000

Total Goldman Sachs & Co. LLC						$2,309,500				$2,411,415,000

HSBC Securities USA, Inc.	1.73	(c)	10/31/19	11/01/19	110,000	110,000	110,005,286	U.S. Treasury Obligation, 1.38%, due 10/15/22	112,664,900	112,200,055
	1.74	(c)	10/31/19	11/01/19	786,000	786,000	786,037,990	U.S. Government Sponsored Agency Obligations, 0.00% to 5.00%, due 07/15/31 to 05/20/65	1,083,360,431	808,663,957
	1.74	(b)	10/31/19	11/08/19	1,411,915	1,411,915	1,412,460,940	U.S. Treasury Obligations, 0.00% to 4.75%, due 12/05/19 to 02/15/49	1,593,766,582	1,440,153,309
	1.74	(b)	10/31/19	11/08/19	1,028,000	1,028,000	1,028,397,493	U.S. Treasury Obligations, 0.00% to 2.88%, due 01/16/20 to 02/15/49	1,514,715,321	1,048,560,003
	1.74		10/31/19	11/01/19	2,000	2,000	2,000,097	U.S. Government Sponsored Agency Obligation, 3.50%, due 02/01/44	3,490,476	2,060,000
	1.75	(b)	10/31/19	11/08/19	1,725,000	1,725,000	1,725,670,833	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 7.00%, due 01/15/20 to 10/01/49	3,111,573,397	1,774,259,303

Total HSBC Securities USA, Inc.						$5,062,915				$5,185,896,627

JP Morgan Securities LLC	1.74		10/31/19	11/01/19	345,000	345,000	345,016,675	U.S. Treasury Obligations, 0.00%, due 02/15/43 to 11/15/48	641,391,372	351,900,000
	1.74		10/31/19	11/01/19	1,310,000	1,310,000	1,310,063,317	U.S. Treasury Obligations, 1.63% to 3.00%, due 02/15/26 to 05/15/45	1,221,955,800	1,336,200,141
	1.76		10/31/19	11/01/19	256,000	256,000	256,012,516	U.S. Government Sponsored Agency Obligations, 3.00% to 7.00%, due 11/01/25 to 08/20/49	259,034,865	261,121,261
	1.78	(b)	10/31/19	11/08/19	500,000	500,000	500,198,320	U.S. Government Sponsored Agency Obligations, 0.00% to 7.50%, due 11/25/22 to 03/16/61	7,406,135,054	524,715,361

18	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2019	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value

	1.78	%(b)	10/31/19	11/08/19	$885,000	$885,000	$885,351,026	U.S. Government Sponsored Agency Obligations, 0.00% to 6.50%, due 07/25/21 to 07/16/61	$17,557,273,049	$927,690,412
	1.83	(c)	10/31/19	11/01/19	350,000	350,000	350,017,792	U.S. Government Sponsored Agency Obligations, 0.00% to 8.00%, due 08/25/22 to 07/16/61	4,321,926,320	362,200,568
	1.95	(b)	10/31/19	12/06/19	334,500	334,500	335,153,907	U.S. Government Sponsored Agency Obligations, 0.03% to 7.00%, due 05/20/36 to 04/16/61	7,265,484,607	350,454,439

Total JP Morgan Securities LLC						$3,980,500				$4,114,282,182

Mizuho Securities USA LLC	1.73		10/30/19	11/06/19	1,000,000	1,000,000	1,000,336,389	U.S. Government Sponsored Agency Obligations, 0.00% to 10.22%, due 06/25/21 to 09/25/51	2,399,524,689	1,050,000,000
	1.74		10/31/19	11/01/19	3,000	3,000	3,000,145	U.S. Government Sponsored Agency Obligation, 3.00%, due 10/01/49	3,045,909	3,090,001
	1.92	(b)	10/31/19	12/06/19	750,000	750,000	751,436,910	U.S. Government Sponsored Agency Obligations, 0.00% to 19.11%, due 06/15/27 to 10/25/57	10,731,967,493	788,887,746

Total Mizuho Securities USA LLC						$1,753,000				$1,841,977,747

Morgan Stanley & Co. LLC	1.74		10/31/19	11/01/19	2,000,000	2,000,000	2,000,096,667	U.S. Government Sponsored Agency Obligations, 0.00% to 10.00%, due 03/20/21 to 10/20/49	2,062,217,914	2,040,000,000

MUFG Securities Americas, Inc.	1.74		10/31/19	11/01/19	1,199,000	1,199,000	1,199,057,952	U.S. Government Sponsored Agency Obligations, 1.97% to 6.50%, due 12/01/21 to 10/01/69	5,351,217,117	1,234,534,481

Natixis SA	1.75		10/31/19	11/01/19	50,000	50,000	50,002,431	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 4.50%, due 02/20/20 to 06/01/49	63,456,482	51,324,487
	1.75	(c)	10/31/19	11/01/19	650,000	650,000	650,031,597	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 7.50%, due 11/21/19 to 10/20/49	820,804,737	665,073,552

Total Natixis SA						$700,000				$716,398,039

Nomura Securities International, Inc.	1.73		10/31/19	11/01/19	900,000	900,000	900,043,250	U.S. Treasury Obligations, 0.00% to 3.75%, due 11/15/19 to 08/15/49	893,043,400	918,000,086

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (continued) October 31, 2019	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value

	1.75%		10/31/19	11/01/19	$2,470,000	$2,470,000	$2,470,120,069	U.S. Government Sponsored Agency Obligations, 2.50% to 9.00%, due 07/01/20 to 09/20/69	$3,591,093,452	$2,532,656,184

Total Nomura Securities International, Inc.						$3,370,000				$3,450,656,270

Prudential Insurance Co. of America	1.75		10/31/19	11/01/19	24,456	24,456	24,457,439	U.S. Treasury Obligation, 0.00%, due 08/15/35	35,000,000	24,946,389
	1.75		10/31/19	11/01/19	294,368	294,368	294,381,810	U.S. Treasury Obligation, 2.88%, due 08/15/45	267,000,000	300,269,160
	1.75		10/31/19	11/01/19	139,750	139,750	139,756,793	U.S. Treasury Obligation, 0.00%, due 05/15/39	215,000,000	142,551,793
	1.75		10/31/19	11/01/19	25,944	25,944	25,945,011	U.S. Treasury Obligation, 0.00%, due 05/15/33	35,000,000	26,464,061
	1.75		10/31/19	11/01/19	22,525	22,525	22,526,095	U.S. Treasury Obligation, 0.00%, due 08/15/37	34,000,000	22,976,595
	1.75		10/31/19	11/01/19	12,038	12,038	12,038,085	U.S. Treasury Obligation, 0.00%, due 05/15/37	18,000,000	12,278,925
	1.75		10/31/19	11/01/19	27,031	27,031	27,032,564	U.S. Treasury Obligation, 2.75%, due 11/15/42	25,000,000	27,573,064
	1.75		10/31/19	11/01/19	23,663	23,663	23,663,650	U.S. Treasury Obligation, 0.00%, due 11/15/30	30,000,000	24,137,050

Total Prudential Insurance Co. of America						$569,775				$581,197,037

Societe Generale SA	1.71		10/30/19	11/06/19	600,000	600,000	600,199,500	U.S. Treasury Obligations, 0.00% to 8.75%, due 12/31/19 to 05/15/49	600,325,135	612,000,003
	1.73		10/31/19	11/01/19	25,000	25,000	25,001,201	U.S. Treasury Obligations, 0.00%, due 11/15/25 to 11/15/29	30,978,552	25,500,000
	1.75		10/31/19	11/01/19	1,750,000	1,750,000	1,750,085,069	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 4.50%, due 11/15/19 to 08/20/49	1,903,326,196	1,800,236,758
	1.78		10/22/19	11/26/19	400,000	400,000	400,692,222	U.S. Treasury Obligations, 0.00% to 8.50%, due 01/02/20 to 05/15/49	391,998,926	408,000,026
	1.82	(b)	10/31/19	11/08/19	1,420,000	1,420,000	1,420,574,312	U.S. Treasury Obligations, 0.00% to 8.75%, due 11/29/19 to 05/15/49	1,579,309,010	1,448,400,091

Total Societe Generale SA						$4,195,000				$4,294,136,878

TD Securities USA LLC	1.73		10/31/19	11/01/19	23,000	23,000	23,001,105	U.S. Treasury Obligation, 2.88%, due 11/30/23	22,127,100	23,460,068
	1.75		10/31/19	11/01/19	505,000	505,000	505,024,549	U.S. Government Sponsored Agency Obligations, 2.50% to 5.50%, due 11/01/26 to 10/01/49	954,658,153	520,065,729

Total TD Securities USA LLC						$528,000				$543,525,797

Wells Fargo Securities LLC	1.73		10/31/19	11/01/19	35,000	35,000	35,001,682	U.S. Treasury Obligation, 2.00%, due 11/15/26	34,710,000	35,700,095
	1.73	(a)	10/31/19	11/01/19	675,000	675,000	675,032,438	U.S. Treasury Obligations, 0.13% to 2.75%, due 04/15/22 to 05/15/46	654,845,141	688,500,023

20	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2019	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value

	1.75%		10/31/19	11/01/19	$850,000	$850,000	$850,041,319	U.S. Government Sponsored Agency Obligation, 3.00%, due 11/01/49	$862,270,472	$875,500,000
	1.75	(c)	10/31/19	11/01/19	450,000	450,000	450,021,875	U.S. Government Sponsored Agency Obligations, 3.50% to 5.00%, due 09/01/34 to 11/01/49	443,355,036	463,500,001

Total Wells Fargo Securities LLC						$2,010,000				$2,063,200,119

						$51,072,690				$52,434,977,687

(a)	Traded in a joint account.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities(a)	$—	$107,653,839,079	$—	$107,653,839,079

(a)	See above Schedule of Investments for values in each security type.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments October 31, 2019	TempCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Certificates of Deposit — 27.7%

Domestic — 1.1%
Bank of America NA, (LIBOR USD 1 Month + 0.28%), 2.27%, 10/06/20(a)	USD	32,000	$31,999,997
Citibank NA, 2.22%, 01/07/20		75,000	75,039,747

			107,039,744

Euro — 2.1%(b)
Credit Industriel et Commercial SA:
2.82%, 11/07/19		47,000	46,983,829
2.65%, 02/10/20		70,000	69,628,324
DZ Bank AG Deutsche Zentral, 2.19%, 02/03/20		50,000	49,750,687
Sumitomo Mitsui Banking Corp., 2.09%, 02/25/20		50,000	49,680,628

			216,043,468

Yankee — 24.5%(c)
Bank of Montreal, Chicago:
(LIBOR USD 1 Month + 0.40%), 2.34%, 12/10/19(a)		55,000	55,023,536
(LIBOR USD 1 Month + 0.42%), 2.31%, 01/17/20(a)		40,000	40,033,474
(LIBOR USD 3 Month + 0.05%), 2.19%, 03/02/20 -06/01/20(a)		75,000	74,986,175
2.70%, 03/19/20		35,000	35,122,628
(LIBOR USD 1 Month + 0.18%), 2.16%, 06/08/20(a)		65,000	64,975,361
(US Federal Funds Effective Rate (continuous series) + 0.31%), 2.13%, 07/13/20(a)		50,000	49,999,869
Bank of Nova Scotia, Houston(a):
(LIBOR USD 1 Month + 0.16%), 2.10%, 04/09/20		60,000	59,989,714
(US Federal Funds Effective Rate (continuous series) + 0.45%), 2.27%, 10/23/20		51,000	51,004,312
Barclays Bank plc, New York, 2.20%, 12/20/19		85,000	85,032,618
BNP Paribas SA, New York:
2.58%, 11/01/19		35,000	35,000,802
2.18%, 12/24/19		70,000	70,031,997
(LIBOR USD 1 Month + 0.17%), 2.15%, 04/08/20(a)		34,000	33,995,708
Canadian Imperial Bank of Commerce, New York(a):
(LIBOR USD 1 Month + 0.40%), 2.20%, 12/30/19		25,000	25,014,641
(LIBOR USD 1 Month + 0.17%), 2.08%, 05/13/20		75,000	74,975,326
Cooperatieve Rabobank UA, New York(a):
(LIBOR USD 1 Month + 0.19%), 2.16%, 05/08/20		62,500	62,494,407
(LIBOR USD 3 Month + 0.15%), 2.21%, 10/05/20		46,000	45,999,829
Credit Agricole Corporate and Investment Bank SA, New York, (LIBOR USD 3 Month + 0.13%), 2.29%, 03/20/20(a)		40,000	40,005,875
Credit Industriel et Commercial SA, New York, (LIBOR USD 1 Month + 0.22%), 2.04%, 04/24/20(a)		48,000	48,009,293
Credit Suisse AG, New York:
2.69%, 11/04/19		40,000	40,003,816
(SOFR + 0.26%), 2.08%, 06/11/20-06/12/20(a)		71,000	70,977,921
Mizuho Bank Ltd., New York:
2.22%, 01/15/20		50,000	50,025,959

Security		Par (000)	Value

Yankee (continued)
1.93%, 02/13/20	USD	50,000	$49,997,100
MUFG Bank Ltd., New York(a):
(LIBOR USD 1 Month + 0.19%), 1.99%, 02/27/20		36,000	36,009,624
(LIBOR USD 1 Month + 0.26%), 2.05%, 05/29/20		70,000	70,002,047
(LIBOR USD 1 Month + 0.26%), 2.06%, 05/29/20		35,000	35,001,550
Natixis SA, New York:
2.65%, 12/17/19		75,100	75,183,559
2.72%, 04/03/20		60,000	60,224,074
(LIBOR USD 1 Month + 0.26%), 2.17%, 05/15/20(a)		40,000	40,008,826
Nordea Bank Abp, New York, (LIBOR USD 3 Month + 0.16%), 2.16%, 10/16/20(a)		20,000	19,999,959
Norinchukin Bank, New York, 2.27%, 01/21/20		36,000	36,027,106
Skandinaviska Enskilda Banken AB, New York:
2.57%, 11/01/19		36,000	36,000,757
(LIBOR USD 1 Month + 0.10%), 2.10%, 11/04/19 -08/19/20(a)		70,000	69,996,543
(LIBOR USD 3 Month + 0.15%), 2.24%, 10/02/20 -10/05/20(a)		112,000	111,999,604
Standard Chartered Bank, New York:
1.97%, 02/27/20		50,000	50,004,910
1.98%, 03/23/20		33,000	32,995,970
Sumitomo Mitsui Banking Corp., New York:
(LIBOR USD 1 Month + 0.19%), 2.01%, 02/24/20(a)		15,000	14,999,681
(LIBOR USD 1 Month + 0.19%), 2.13%, 03/09/20(a)		60,000	60,012,742
1.94%, 04/23/20		89,500	89,482,395
Sumitomo Mitsui Trust Bank Ltd., New York(a):
(LIBOR USD 1 Month + 0.20%), 2.05%, 02/19/20		50,000	49,996,959
(LIBOR USD 3 Month + 0.20%), 2.32%, 05/18/20		38,000	38,022,283
Svenska Handelsbanken, New York(a):
(LIBOR USD 1 Month + 0.12%), 1.94%, 11/25/19		75,000	75,005,834
(LIBOR USD 1 Month + 0.37%), 2.36%, 12/06/19		35,000	35,010,733
(LIBOR USD 3 Month + 0.15%), 2.24%, 10/02/20		54,000	53,999,819
(LIBOR USD 3 Month + 0.15%), 2.15%, 10/15/20		32,000	31,999,918
Toronto-Dominion Bank, New York:
(US Federal Funds Effective Rate (continuous series) + 0.31%), 2.13%, 07/10/20-07/16/20(a)		40,000	40,005,361
2.17%, 07/29/20		40,000	40,083,577
(LIBOR USD 3 Month + 0.19%), 2.24%, 09/28/20(a)		60,500	60,526,719
Westpac Banking Corp., New York, (US Federal Funds Effective Rate (continuous series) + 0.40%), 1.98%, 11/02/20(a)		33,000	33,000,000

			2,458,300,911

Total Certificates of Deposit — 27.7% (Cost: $2,780,445,983)			2,781,384,123

22	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2019	TempCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Paper — 36.9%
Albion Capital Corp. SA, 1.62%, 11/06/19(b)	USD	58,458	$58,442,431
Antalis SA, 1.90%, 01/15/20(b)		30,000	29,881,693
ANZ New Zealand Int’l Ltd., (LIBOR USD 3 Month + 0.08%), 2.12%, 07/07/20(a)		100,000	99,999,710
Bank of Nova Scotia (The)(a):
(LIBOR USD 1 Month + 0.17%), 2.08%, 05/15/20		60,000	59,975,070
(LIBOR USD 1 Month + 0.18%), 2.11%, 06/11/20		40,000	39,977,220
Banque et Caisse d’Epargne de l’Etat, 1.88%, 04/17/20(b)		18,000	17,844,605
Barclays Bank plc, 1.83%, 11/01/19(b)		150,000	149,992,479
Barton Capital LLC(b):
1.71%, 11/06/19		120,860	120,826,078
1.62%, 11/26/19		39,000	38,954,933
Bedford Row Funding Corp.:
1.84%, 11/05/19(b)		40,000	39,989,900
(LIBOR USD 1 Month + 0.36%), 2.34%, 01/08/20(a)		40,000	40,025,008
1.74%, 02/19/20(b)		30,000	29,842,472
(LIBOR USD 3 Month + 0.04%), 2.07%, 04/15/20(a)		45,000	44,999,915
(LIBOR USD 1 Month + 0.17%), 2.08%, 05/15/20(a)		18,000	17,992,032
Bennington Stark Capital Co. LLC(b)(d):
1.91%, 11/01/19		50,000	49,997,389
1.86%, 11/06/19		51,000	50,984,445
BNG Bank NV, 1.53%, 11/07/19(b)		77,000	76,977,092
Caisse des Depots et Consignations, 1.82%, 03/26/20(b)(d)		30,000	29,781,950
CDP Financial, Inc., 1.88%, 05/11/20(b)(d)		29,000	28,715,019
Chariot Funding LLC, (LIBOR USD 1 Month + 0.19%), 2.18%, 02/05/20(a)		35,000	35,012,343
Charta LLC, 1.75%, 11/21/19(b)		100,000	99,899,550
Coca-Cola Co. (The), 1.82%, 05/12/20(b)		23,000	22,779,007
Commonwealth Bank of Australia, (LIBOR USD 3 Month + 0.05%), 2.09%, 04/06/20(a)		40,000	40,001,582
Crown Point Capital Co. LLC(d):
2.35%, 01/08/20		44,000	44,041,294
2.30%, 02/03/20		50,000	50,053,475
(LIBOR USD 1 Month + 0.25%), 2.25%, 02/04/20(a)		65,000	65,002,128
DBS Bank Ltd.(b):
1.39%, 11/14/19		27,000	26,985,668
1.78%, 02/20/20		28,000	27,848,165
DNB Bank ASA:
(LIBOR USD 1 Month + 0.10%), 2.13%, 11/01/19(a)		30,000	30,000,322
(LIBOR USD 1 Month + 0.10%), 2.10%, 11/04/19(a)		30,000	30,001,111
1.92%, 03/10/20(b)		28,000	27,808,449
Erste Abwicklungsanstalt(b)(d):
1.80%, 02/03/20		11,000	10,948,679
1.81%, 02/10/20		29,000	28,853,743
European Investment Bank, 1.84%, 03/30/20(b)		62,000	61,531,900
Federation des Caisses Desjardins du Quebec:
1.54%, 11/01/19(b)		55,125	55,122,680
1.84%, 02/21/20(b)		30,000	29,830,218
(LIBOR USD 1 Month + 0.25%), 2.24%, 08/07/20(a)		35,000	35,008,110
Glencove Funding DAC, (LIBOR USD 1 Week + 0.12%), 1.87%, 11/07/19(a)(d)		28,000	28,000,000

Security		Par (000)	Value

Commercial Paper (continued)
HSBC Bank plc(a):
(LIBOR USD 1 Month + 0.38%), 2.23%, 09/21/20	USD	60,000	$59,996,663
(LIBOR USD 3 Month + 0.23%), 2.23%, 10/13/20		40,000	39,999,902
ING US Funding LLC(a):
(LIBOR USD 3 Month + 0.17%), 2.28%, 09/23/20		33,000	33,000,045
(LIBOR USD 3 Month + 0.20%), 2.21%, 10/07/20		20,000	19,999,943
(LIBOR USD 3 Month + 0.20%), 2.17%, 10/19/20		40,000	39,999,915
Kells Funding LLC(b):
1.81%, 02/19/20(d)		71,000	70,610,766
1.81%, 03/05/20		60,000	59,628,300
1.83%, 03/19/20(d)		40,000	39,721,089
Landesbank Hessen-Thueringen Girozentrale, 1.92%, 04/24/20(b)		50,000	49,541,422
Lexington Parker Capital Co. LLC(b):
1.89%, 11/01/19		27,000	26,998,605
1.86%, 11/06/19		38,000	37,988,378
Liberty Street Funding LLC, 1.83%, 01/28/20(b)		16,100	16,028,315
National Australia Bank Ltd., (LIBOR USD 1 Month + 0.16%), 2.01%, 05/20/20(a)		77,000	76,983,206
National Securities Clearing Corp.(b):
1.67%, 12/04/19		62,000	61,903,793
1.70%, 12/12/19		30,000	29,941,550
1.80%, 02/26/20		52,000	51,698,484
Nationwide Building Society, 2.02%, 04/01/20(b)(d)		50,000	49,580,313
Nordea Bank AB, 1.92%, 04/27/20(b)		50,000	49,532,611
Old Line Funding LLC, 1.81%, 01/28/20(b)		9,000	8,960,417
Province of Alberta Canada, 1.80%, 02/06/20(b)		30,000	29,856,022
PSP Capital, Inc., (SOFR + 0.23%), 2.05%, 08/19/20(a)(d)		30,000	30,029,511
Ridgefield Funding Co. LLC, 1.92%, 04/24/20(b)(d)		69,000	68,366,151
Royal Bank of Canada(a):
(SOFR + 0.51%), 2.33%, 01/09/20		50,000	50,049,816
(LIBOR USD 1 Month + 0.18%), 2.21%, 05/01/20		35,000	34,991,974
Santander UK plc, 1.99%, 03/02/20(b)		40,000	39,733,363
Shell International Finance BV, 1.96%, 06/30/20(b)		15,000	14,806,511
Skandinaviska Enskilda Banken AB, 1.83%, 12/03/19(b)		44,000	43,927,360
Societe Generale SA, 2.04%, 11/01/19(b)		100,000	99,994,417
Thunder Bay Funding LLC, 1.81%, 01/27/20(b)		27,000	26,882,586
Toronto-Dominion Bank, 1.80%, 11/07/19(b)		150,000	149,948,375
Total Capital SA, 1.67%, 11/06/19(b)		50,000	49,986,292
UBS AG:
(LIBOR USD 3 Month + 0.32%), 2.48%, 12/19/19(a)		29,000	29,009,926
(LIBOR USD 1 Month + 0.32%), 2.33%, 04/03/20(a)		40,000	40,010,486
1.95%, 04/24/20(b)		51,000	50,525,518
(LIBOR USD 3 Month + 0.20%), 2.21%, 07/10/20(a)		65,000	65,004,238
United Overseas Bank Ltd., 1.79%, 02/04/20(b)		35,000	34,835,920
Westpac Banking Corp.(a):
(LIBOR USD 1 Month + 0.30%), 2.24%, 01/10/20		40,000	40,020,983
(LIBOR USD 3 Month + 0.04%), 2.33%, 02/03/20		45,000	45,006,793

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (continued) October 31, 2019	TempCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Paper (continued)
Westpac Securities NZ Ltd.:
1.82%, 11/01/19(b)	USD	80,400	$80,396,002
(LIBOR USD 3 Month + 0.08%), 2.18%, 06/29/20(a)		85,000	85,010,825

Total Commercial Paper — 36.9% (Cost: $3,702,983,121)			3,704,434,651

Corporate Bonds — 0.5%

Banks — 0.3%
Australia & New Zealand Banking Group Ltd., 2.13%, 08/19/20		7,280	7,295,717
Commonwealth Bank of Australia, (LIBOR USD 3 Month + 0.60%), 2.76%, 12/19/19(d)		25,000	25,026,198

			32,321,915

Capital Markets — 0.2%
UBS AG, (LIBOR USD 3 Month + 0.58%), 2.68%, 06/08/20(d)		15,630	15,670,140

Total Corporate Bonds — 0.5% (Cost: $47,976,076)			47,992,055

Security		Par (000)	Value

Time Deposits — 11.1%
ABN AMRO Bank NV, 1.62%, 11/01/19	USD	175,000	$175,000,000
Credit Agricole Corporate and Investment Bank SA:
1.55%, 11/01/19		198,453	198,453,000
1.90%, 11/01/19		125,000	125,000,000
Landesbank Hessen-Thuringen Girozentrale:
1.65%, 11/01/19		94,000	94,000,000
1.68%, 11/07/19		131,000	131,000,000
1.80%, 11/05/19		106,000	106,000,000
Mizuho Bank Ltd., 1.65%, 11/01/19		69,000	69,000,000
Royal Bank of Canada, 1.58%, 11/01/19		145,000	145,000,000
Skandinaviska Enskilda Banken AB, 1.55%, 11/01/19		75,000	75,000,000

Total Time Deposits — 11.1% (Cost: $1,118,453,000)			1,118,453,000

Total Repurchase Agreements — 21.3% (Cost: $2,137,000,561)			2,137,000,561

Total Investments — 97.5% (Cost: $9,786,858,741)(e)			9,789,264,390

Other Assets Less Liabilities — 2.5%			246,443,074

Net Assets — 100.0%			$10,035,707,464

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Rates are the current rate or a range of current rates as of period end.
(c)	Issuer is a U.S. branch of a foreign domiciled bank.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Cost for U.S. federal income tax purposes.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value

Bank of America Securities, Inc.	2.20	%(a)	10/31/19	12/06/19	$15,000	$15,000	$15,033,000	Corporate/Debt Obligations, 4.13% to 5.38%, due 08/25/27 to 03/22/30	$14,833,000	$15,750,017
	2.50	(a)	10/31/19	01/05/20	38,000	38,000	38,174,166	Corporate/Debt Obligation, 3.00%, due 10/25/58	67,947,470	45,600,000

Total Bank of America Securities, Inc.						$53,000				$61,350,017

Barclays Bank plc	1.92	(b)	10/31/19	11/01/19	38,000	38,000	38,002,027	Corporate/Debt Obligations, 2.80% to 4.75%, due 06/15/20 to 12/07/46	36,491,339	39,900,000
	1.95	(b)	10/31/19	11/01/19	13,000	13,000	13,000,704	Corporate/Debt Obligations, 3.05% to 3.45%, due 10/15/27 to 03/15/29	13,257,215	13,650,001
	2.15	(b)	10/31/19	11/01/19	15,000	15,000	15,000,896	Corporate/Debt Obligation, 3.63%, due 03/15/22	16,059,000	16,500,482

24	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2019	TempCash

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value

	2.25	%(a)	10/31/19	02/04/20	$15,000	$15,000	$15,090,000	Corporate/Debt Obligations, 3.45% to 4.88%, due 05/03/22 to 03/15/29	$14,522,584	$15,750,000

Total Barclays Bank plc						$81,000				$85,800,483

BNP Paribas SA	1.90	(b)	10/31/19	11/01/19	11,000	11,000	11,000,580	Corporate/Debt Obligations, 4.04% to 5.56%, due 11/15/24 to 05/19/37	11,321,506	11,770,000

Citigroup Global Markets, Inc.	1.73	(c)	10/31/19	11/01/19	15,000	15,000	15,000,721	U.S. Treasury Obligations, 0.13% to 2.75%, due 11/30/20 to 09/30/24	15,237,832	15,300,000
	1.85	(b)	10/31/19	11/01/19	12,000	12,000	12,000,617	U.S. Treasury Obligations, 0.13% to 2.88%, due 03/31/25 to 08/15/28	11,173,500	12,240,082
	2.21	(a)	10/31/19	01/02/20	130,000	130,000	130,503,487	Corporate/Debt Obligations, 0.11% to 4.95%, due 05/15/24 to 07/15/51	683,185,337	139,100,001

Total Citigroup Global Markets, Inc.						$157,000				$166,640,083

Credit Agricole Corporate and Investment Bank SA	1.77		10/31/19	11/01/19	65,000	65,000	65,003,196	U.S. Government Sponsored Agency Obligations, 3.50% to 4.50%, due 05/01/42 to 04/01/49	74,924,132	66,950,000

Credit Suisse Securities USA LLC	2.23	(a)	10/31/19	12/06/19	5,000	5,000	5,011,174	Corporate/Debt Obligations, 2.53% to 3.02%, due 02/25/36 to 11/25/47	12,297,979	5,750,000

Fixed Income Clearing Corporation	1.70		10/31/19	11/01/19	19,877	19,878	19,878,390	U.S. Treasury Obligation, 2.63%, due 07/31/20	20,000,000	20,275,939
	1.70		10/31/19	11/01/19	3,751	3,751	3,751,365	U.S. Treasury Obligation, 1.50%, due 10/31/21	3,831,000	3,826,388
	1.70		10/31/19	11/01/19	128,372	128,372	128,377,622	U.S. Treasury Obligation, 2.50%, due 06/30/20	129,163,000	130,945,053
	1.77		10/31/19	11/01/19	351,000	351,000	351,017,620	U.S. Treasury Obligation, 1.63%, due 10/31/26	359,368,000	358,037,628

Total Fixed Income Clearing Corporation						$503,001				$513,085,008

HSBC Securities USA, Inc.	1.92	(b)	10/31/19	11/01/19	15,500	15,500	15,500,827	Corporate/Debt Obligations, 2.40% to 4.55%, due 10/15/20 to 09/15/28	14,821,388	16,275,000
	2.00	(b)	10/31/19	11/01/19	11,500	11,500	11,500,639	Corporate/Debt Obligations, 4.63% to 8.00%, due 11/21/22 to 12/31/49	12,025,000	12,650,001

Total HSBC Securities USA, Inc.						$27,000				$28,925,001

JP Morgan Securities LLC	1.74		10/31/19	11/01/19	93,000	93,000	93,004,495	U.S. Treasury Obligations, 2.25% to 3.75%, due 03/15/22 to 11/15/46	72,242,000	94,860,070

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (continued) October 31, 2019	TempCash

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value

	1.76%		10/31/19	11/01/19	$354,000	$354,000	$354,017,307	U.S. Government Sponsored Agency Obligations, 2.50% to 7.50%, due 05/20/30 to 10/20/49	$523,012,035	$361,080,000
	1.92	(b)	10/31/19	11/01/19	8,000	8,000	8,000,427	Corporate/Debt Obligations, 0.00%, due 11/04/19 to 11/21/19	8,317,256	8,311,133
	1.98	(b)	10/31/19	11/01/19	1,000	1,000	1,000,055	Corporate/Debt Obligation, 1.02%, due 10/01/42	1,068,185	1,070,001
	2.10	(a)	10/31/19	11/08/19	60,000	60,000	60,028,000	Corporate/Debt Obligations, 1.08% to 7.50%, due 09/15/20 to 01/15/87	66,601,954	64,844,906
	2.25	(a)	10/31/19	01/31/20	25,000	25,000	25,143,894	Corporate/Debt Obligations, 2.00% to 5.95%, due 03/12/20 to 03/15/62	31,091,667	26,875,777
	2.30	(a)	10/31/19	01/31/20	1,000	1,000	1,005,883	Corporate/Debt Obligations, 2.73% to 5.38%, due 02/01/28 to 01/25/31	18,386,619	1,113,635
	2.46		08/13/19	11/13/19	15,000	15,000	15,094,300	Corporate/Debt Obligation, 5.11%, due 05/03/29	15,946,360	16,500,000

Total JP Morgan Securities LLC						$557,000				$574,655,522

Mizuho Securities USA LLC	2.34	(a)	10/31/19	12/06/19	50,000	50,000	50,116,794	Corporate/Debt Obligations, 2.94% to 4.30%, due 10/15/29 to 10/22/31	54,785,981	53,500,000

TD Securities USA LLC	1.92	(b)	10/31/19	11/01/19	3,000	3,000	3,000,160	Corporate/Debt Obligation, 2.48%, due 09/15/24	3,166,798	3,210,001

Wells Fargo Securities LLC	1.73	(c)	10/31/19	11/01/19	5,000	5,000	5,000,240	U.S. Treasury Obligations, 0.13% to 2.75%, due 04/15/22 to 05/15/46	4,850,701	5,099,995
	1.74		10/31/19	11/07/19	25,000	25,000	25,008,458	Corporate/Debt Obligations, 3.05% to 4.00%, due 01/29/24 to 06/15/29	24,835,063	26,250,001
	1.75		10/31/19	11/01/19	421,000	421,000	421,020,465	U.S. Government Sponsored Agency Obligations, 3.50% to 5.50%, due 05/01/48 to 09/01/49	412,798,840	433,630,000
	1.78		10/30/19	11/06/19	13,000	13,000	13,004,499	Corporate/Debt Obligations, 3.05% to 4.20%, due 01/29/24 to 01/31/50	12,953,572	13,650,001
	1.92	(b)	10/31/19	11/01/19	80,000	80,000	80,004,267	Corporate/Debt Obligations, 2.04% to 5.12%, due 03/15/23 to 01/17/38	85,350,585	85,600,000
	2.21		10/08/19	01/06/20	20,000	20,000	20,110,500	Corporate/Debt Obligations, 0.05% to 3.64%, due 02/10/28 to 12/15/59	4,365,589,583	21,400,000

26	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2019	TempCash

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value

	2.35%	09/04/19	12/04/19	$50,000	$50,000	$50,297,014	Corporate/Debt Obligations, 2.25% to 4.63%, due 11/30/20 to 07/15/44	$50,852,550	$52,500,001
	2.53	09/03/19	12/03/19	11,000	11,000	11,070,348	Corporate/Debt Obligations, 3.77% to 10.00%, due 05/01/23 to 12/21/65	15,571,000	12,607,551

Total Wells Fargo Securities LLC					$625,000				$650,737,549

					$2,137,001				$2,222,373,664

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Traded in a joint account.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities(a)	$—	$9,789,264,390	$—	$9,789,264,390

(a)	See above Schedule of Investments for values in each security type.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments October 31, 2019	TempFund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Certificates of Deposit — 28.2%

Domestic — 1.2%
Bank of America NA, (LIBOR USD 1 Month + 0.28%), 2.27%, 10/06/20(a)	USD	40,000	$39,999,996
Citibank NA, 2.22%, 01/07/20		100,000	100,052,996

			140,052,992

Euro — 1.4%(b)
Credit Industriel et Commercial SA, 2.65%, 02/10/20		90,000	89,522,131
Sumitomo Mitsui Banking Corp., 2.09%, 02/25/20		70,000	69,552,879

			159,075,010

Yankee — 25.6%(c)
Bank of Montreal, Chicago:
(LIBOR USD 1 Month + 0.40%), 2.34%, 12/10/19(a)		150,000	150,064,187
2.70%, 03/19/20		65,000	65,227,738
(LIBOR USD 1 Month + 0.16%), 2.19%, 06/01/20(a)		55,000	54,972,242
(LIBOR USD 1 Month + 0.18%), 2.16%, 06/08/20(a)		80,000	79,969,675
(US Federal Funds Effective Rate (continuous series) + 0.31%), 2.13%, 07/13/20(a)		75,000	74,999,804
Bank of Nova Scotia, Houston, (LIBOR USD 1 Month + 0.16%), 2.10%, 04/09/20(a)		89,000	88,984,742
Barclays Bank plc, New York, 2.20%, 12/20/19		110,000	110,042,211
BNP Paribas SA, New York:
2.58%, 11/01/19		25,000	25,000,573
(LIBOR USD 1 Month + 0.17%), 2.15%, 04/08/20(a)		48,000	47,993,940
Canadian Imperial Bank of Commerce, New York, (LIBOR USD 1 Month + 0.17%), 2.08%, 05/13/20(a)		8,000	7,997,368
Cooperatieve Rabobank UA, New York(a):
(LIBOR USD 1 Month + 0.19%), 2.16%, 05/08/20		96,000	95,991,409
(LIBOR USD 3 Month + 0.15%), 2.21%, 10/05/20		90,000	89,999,665
Credit Industriel et Commercial SA, New York, (LIBOR USD 1 Month + 0.15%), 2.14%, 02/07/20(a)		100,000	100,007,180
Credit Suisse AG, New York:
2.69%, 11/04/19		65,000	65,006,202
(SOFR + 0.26%), 2.08%, 06/11/20 - 06/12/20(a)		42,000	41,987,300
Mizuho Bank Ltd., New York:
2.22%, 01/15/20		100,000	100,051,918
1.93%, 02/13/20		50,000	49,997,100
2.31%, 03/06/20		36,930	37,023,924
MUFG Bank Ltd., New York(a):
(LIBOR USD 1 Month + 0.19%), 1.99%, 02/27/20		54,000	54,014,436
(LIBOR USD 1 Month + 0.26%), 2.05%, 05/29/20		100,000	100,002,924
(LIBOR USD 1 Month + 0.26%), 2.06%, 05/29/20		20,000	20,000,886
Natixis SA, New York:
2.65%, 12/17/19		125,000	125,139,080
2.72%, 04/03/20		95,000	95,354,784
(LIBOR USD 1 Month + 0.26%), 2.17%, 05/15/20(a)		61,000	61,013,460
Nordea Bank Abp, New York, (LIBOR USD 3 Month + 0.16%), 2.16%, 10/16/20(a)		50,000	49,999,899

Security		Par (000)	Value

Yankee (continued)
Norinchukin Bank, New York, 2.27%, 01/21/20	USD	57,000	$57,042,917
Skandinaviska Enskilda Banken AB, New York:
2.57%, 11/01/19		50,000	50,001,051
(LIBOR USD 1 Month + 0.25%), 2.10%, 08/19/20(a)		60,000	59,993,132
(LIBOR USD 3 Month + 0.15%), 2.24%, 10/02/20 -10/05/20(a)		132,000	131,999,531
Standard Chartered Bank, New York:
1.97%, 02/27/20		30,000	30,002,946
1.98%, 03/23/20		38,500	38,495,299
Sumitomo Mitsui Banking Corp., New York:
(LIBOR USD 1 Month + 0.19%), 2.13%, 03/09/20(a)		100,000	100,021,237
1.94%, 04/23/20		108,000	107,978,756
Sumitomo Mitsui Trust Bank Ltd., New York:
2.25%, 01/13/20		69,000	69,045,878
(LIBOR USD 1 Month + 0.20%), 2.05%, 02/19/20(a)		75,000	74,995,439
(LIBOR USD 3 Month + 0.20%), 2.32%, 05/18/20(a)		64,000	64,037,529
Svenska Handelsbanken, New York, (LIBOR USD 3 Month + 0.15%), 2.24%, 10/02/20(a)		66,000	65,999,779
SwedBank, Inc., New York, 2.20%, 11/06/19		95,000	95,006,344
Toronto-Dominion Bank, New York(a):
(US Federal Funds Effective Rate (continuous series) + 0.31%), 2.13%, 07/10/20 - 07/16/20		70,000	70,010,749
(LIBOR USD 3 Month + 0.19%), 2.24%, 09/28/20		60,000	60,026,498
Westpac Banking Corp., New York, (US Federal Funds Effective Rate (continuous series) + 0.40%), 1.98%, 11/02/20(a)		39,000	39,000,000

			2,904,499,732

Total Certificates of Deposit — 28.2% (Cost: $3,202,322,939)			3,203,627,734

Commercial Paper — 35.2%
Albion Capital Corp. SA, 1.62%, 11/06/19(b)		70,000	69,981,357
Antalis SA, 1.80%, 11/04/19(b)		82,000	81,983,873
ANZ New Zealand Int’l Ltd., (LIBOR USD 3 Month + 0.08%), 2.12%, 07/07/20(a)		121,000	120,999,649
Bank of Nova Scotia (The)(a):
(LIBOR USD 1 Month + 0.17%), 2.08%, 05/15/20		100,000	99,958,450
(LIBOR USD 1 Month + 0.18%), 2.11%, 06/11/20		80,000	79,954,439
Banque et Caisse d’Epargne de l’Etat, 1.88%, 04/17/20(b)		26,000	25,775,540
Barclays Bank plc, 1.83%, 11/01/19(b)		150,000	149,992,479
Bedford Row Funding Corp.:
1.84%, 11/05/19(b)		40,000	39,989,900
(LIBOR USD 1 Month + 0.36%), 2.34%, 01/08/20(a)		60,000	60,037,512
1.74%, 02/19/20(b)		30,000	29,842,472
(LIBOR USD 1 Month + 0.17%), 2.08%, 05/15/20(a)		27,000	26,988,048
Bennington Stark Capital Co. LLC(b)(d):
1.91%, 11/01/19		62,000	61,996,762
1.86%, 11/06/19		56,000	55,982,920
BNG Bank NV, 1.53%, 11/07/19(b)		89,000	88,973,523
Caisse des Depots et Consignations, 1.82%, 03/26/20(b)(d)		40,000	39,709,267
CDP Financial, Inc., 1.88%, 05/11/20(b)(d)		46,000	45,547,962

28	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2019	TempFund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Paper (continued)
Coca-Cola Co. (The), 1.82%, 05/12/20(b)	USD	30,000	$29,711,748
Crown Point Capital Co. LLC(d):
2.35%, 01/08/20		75,000	75,070,388
2.30%, 02/03/20		88,000	88,094,116
(LIBOR USD 1 Month + 0.25%), 2.25%, 02/04/20(a)		107,000	107,003,502
DNB Bank ASA, (LIBOR USD 1 Month + 0.10%), 2.10%, 11/04/19(a)		42,000	42,001,556
Erste Abwicklungsanstalt(b)(d):
1.80%, 02/03/20		16,000	15,925,351
1.81%, 02/10/20		132,000	131,334,280
Federation des Caisses Desjardins du Quebec:
(LIBOR USD 1 Month + 0.37%), 2.36%, 12/06/19(a)		100,000	100,035,397
1.84%, 02/21/20(b)		54,750	54,440,147
(LIBOR USD 1 Month + 0.25%), 2.24%, 08/07/20(a)		53,000	53,012,281
Glencove Funding DAC, (LIBOR USD 1 Week + 0.12%), 1.87%, 11/07/19(a)(d)		46,000	46,000,000
HSBC Bank plc, (LIBOR USD 1 Month + 0.38%), 2.23%, 09/21/20(a)		75,000	74,995,829
ING US Funding LLC(a):
(LIBOR USD 3 Month + 0.17%), 2.28%, 09/23/20		39,000	39,000,053
(LIBOR USD 3 Month + 0.20%), 2.21%, 10/07/20		25,000	24,999,929
(LIBOR USD 3 Month + 0.20%), 2.17%, 10/19/20		55,000	54,999,884
Kells Funding LLC(b):
1.81%, 02/19/20(d)		106,000	105,418,890
1.81%, 03/05/20		42,000	41,739,810
1.83%, 03/19/20(d)		52,000	51,637,415
Landesbank Hessen-Thueringen Girozentrale, 1.92%, 04/24/20(b)		72,000	71,339,648
Lexington Parker Capital Co. LLC(b):
1.89%, 11/01/19		33,000	32,998,295
1.86%, 11/06/19		42,000	41,987,155
National Australia Bank Ltd., (LIBOR USD 1 Month + 0.16%), 2.01%, 05/20/20(a)		120,000	119,973,827
National Securities Clearing Corp., 1.70%, 12/12/19(b)		40,000	39,922,067
Nordea Bank AB, 1.90%, 02/03/20(b)		73,500	73,138,656
Old Line Funding LLC, 1.81%, 01/28/20(b)		12,100	12,046,783
Province of Alberta Canada, 1.79%, 01/24/20(b)		45,000	44,813,531
PSP Capital, Inc., (SOFR + 0.23%), 2.05%, 08/19/20(a)(d)		50,000	50,049,186
Ridgefield Funding Co. LLC, 1.92%, 04/24/20(b)(d)		81,000	80,255,916
Royal Bank of Canada, (SOFR + 0.51%), 2.33%, 01/09/20(a)		105,000	105,104,615

Security		Par (000)	Value

Commercial Paper (continued)
Santander UK plc, 1.99%, 03/02/20(b)	USD	42,500	$42,216,698
Shell International Finance BV, 1.96%, 06/30/20(b)		20,000	19,742,015
Skandinaviska Enskilda Banken AB, 1.83%, 12/03/19(b)		56,780	56,686,261
Societe Generale SA, 2.04%, 11/01/19(b)		87,563	87,558,111
Starbird Funding Corp., 1.90%, 02/03/20(b)		47,500	47,266,604
Thunder Bay Funding LLC, 1.78%, 01/15/20(b)		116,000	115,565,322
Toronto-Dominion Bank, 1.80%, 11/07/19(b)		150,000	149,948,375
Toronto-Dominion Bank (The), (LIBOR USD 1 Month + 0.18%), 2.10%, 06/12/20(a)		75,000	74,982,351
UBS AG:
(LIBOR USD 3 Month + 0.32%), 2.48%, 12/19/19(a)		71,000	71,024,302
(LIBOR USD 1 Month + 0.32%), 2.33%, 04/03/20(a)		70,000	70,018,350
1.95%, 04/24/20(b)		75,000	74,302,233
(LIBOR USD 3 Month + 0.20%), 2.21%, 07/10/20(a)		60,000	60,003,912
United Overseas Bank Ltd., 1.79%, 02/04/20(b)		40,000	39,812,480
Westpac Banking Corp., (LIBOR USD 3 Month + 0.12%), 2.12%, 01/17/20(a)		100,000	100,020,077
Westpac Securities NZ Ltd., (LIBOR USD 3 Month + 0.08%), 2.18%, 06/29/20(a)		103,000	103,013,117

Total Commercial Paper — 35.2% (Cost: $3,995,335,689)			3,996,924,616

Time Deposits — 9.2%
ABN AMRO Bank NV, 1.62%, 11/01/19		175,000	175,000,000
Credit Agricole Corporate and Investment Bank SA:
1.55%, 11/01/19		203,797	203,797,000
1.90%, 11/01/19		175,000	175,000,000
Landesbank Hessen-Thuringen Girozentrale:
1.65%, 11/01/19		108,000	108,000,000
1.68%, 11/07/19		151,000	151,000,000
Mizuho Bank Ltd., 1.65%, 11/01/19		67,000	67,000,000
Royal Bank of Canada, 1.58%, 11/01/19		100,000	100,000,000
Skandinaviska Enskilda Banken AB, 1.55%, 11/01/19		70,000	70,000,000

Total Time Deposits — 9.2% (Cost: $1,049,797,000)			1,049,797,000

Total Repurchase Agreements — 24.5% (Cost: $2,784,001,306)			2,784,001,306

Total Investments — 97.1% (Cost: $11,031,456,934)(e)			11,034,350,656

Other Assets Less Liabilities — 2.9%			327,590,678

Net Assets — 100.0%			$11,361,941,334

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Rates are the current rate or a range of current rates as of period end.
(c)	Issuer is a U.S. branch of a foreign domiciled bank.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Cost for U.S. federal income tax purposes.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (continued) October 31, 2019	TempFund

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of America Securities, Inc.	1.73	%(a)	10/31/19	11/01/19	$150,000	$150,000	$150,007,208	U.S. Treasury Obligations, 0.00% to 3.38%, due 07/31/22 to 11/15/48	$144,573,637	$153,000,000
	2.20	(b)	10/31/19	12/06/19	48,000	48,000	48,105,600	Corporate/Debt Obligations, 0.43% to 4.35%, due 09/15/22 to 05/28/69	339,858,362	51,360,000

Total Bank of America Securities, Inc.						$198,000				$204,360,000

Barclays Bank plc	1.92	(c)	10/31/19	11/01/19	43,000	43,000	43,002,293	Corporate/Debt Obligations, 2.75% to 3.55%, due 06/15/20 to 02/15/50	44,164,670	45,150,000
	1.95	(c)	10/31/19	11/01/19	53,000	53,000	53,002,871	Corporate/Debt Obligations, 2.75% to 7.77%, due 12/01/22 to 05/15/49	49,582,832	55,650,753
	2.15	(c)	10/31/19	11/01/19	42,000	42,000	42,002,508	Corporate/Debt Obligations, 9.25% to 13.50%, due 08/01/24 to 05/15/27	45,343,781	48,300,001

Total Barclays Bank plc						$138,000				$149,100,754

BNP Paribas SA	1.90	(c)	10/31/19	11/01/19	30,000	30,000	30,001,583	Corporate/Debt Obligations, 1.00% to 7.50%, due 01/22/21 to 12/31/49	29,678,069	31,500,001

Citigroup Global Markets, Inc.	1.73	(a)	10/31/19	11/01/19	165,000	165,000	165,007,929	U.S. Treasury Obligations, 0.13% to 2.75%, due 11/30/20 to 09/30/24	167,616,160	168,300,001
	1.85	(c)	10/31/19	11/01/19	86,000	86,000	86,004,419	U.S. Treasury Obligations, 0.13% to 2.63%, due 12/15/21 to 08/15/23	84,166,600	87,720,110
	2.21	(b)	10/31/19	01/02/20	205,000	205,000	205,793,960	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 0.00% to 4.50%, due 07/25/33 to 02/15/51	859,480,062	219,350,000

Total Citigroup Global Markets, Inc.						$456,000				$475,370,111

Credit Agricole Corporate and Investment Bank SA	1.75	(a)	10/31/19	11/01/19	145,000	145,000	145,007,049	U.S. Treasury Obligations, 0.13% to 4.38%, due 12/15/20 to 05/15/48	134,960,841	147,900,014
	1.77		10/31/19	11/01/19	90,000	90,000	90,004,425	U.S. Government Sponsored Agency Obligations, 3.50% to 4.50%, due 05/01/42 to 08/01/48	106,890,589	92,700,001

Total Credit Agricole Corporate and Investment Bank SA						$235,000				$240,600,015

Credit Suisse Securities USA LLC	2.23	(b)	10/31/19	12/06/19	50,000	50,000	50,111,744	Corporate/Debt Obligations, 0.00% to 6.59%, due 06/25/30 to 05/25/57	3,066,131,064	57,941,402

30	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2019	TempFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Fixed Income Clearing Corporation	1.70%		10/31/19	11/01/19	$38,232	$38,232	$38,234,291	U.S. Treasury Obligation, 0.00%, due 10/08/20	$39,591,000	$38,998,940
	1.70		10/31/19	11/01/19	117,059	117,059	117,064,351	U.S. Treasury Obligation, 1.13%, due 06/30/21	120,000,000	119,405,528
	1.70		10/31/19	11/01/19	20,709	20,709	20,710,300	U.S. Treasury Obligation, 2.50%, due 06/30/20	20,837,000	21,124,487
	1.77		10/31/19	11/01/19	62,429	62,429	62,432,003	U.S. Treasury Obligation, 1.50%, due 10/31/24	64,078,000	63,680,582
	1.77		10/31/19	11/01/19	351,572	351,572	351,589,027	U.S. Treasury Obligation, 1.63%, due 10/31/26	359,953,000	358,620,462

Total Fixed Income Clearing Corporation						$590,001				$601,829,999

HSBC Securities USA, Inc.	1.92	(c)	10/31/19	11/01/19	33,500	33,500	33,501,787	Corporate/Debt Obligations, 2.13% to 7.85%, due 04/13/21 to 08/15/47	34,546,281	35,175,000
	2.00	(c)	10/31/19	11/01/19	28,500	28,500	28,501,583	Corporate/Debt Obligations, 2.15% to 7.50%, due 01/15/22 to 02/14/31	29,957,902	30,899,433

Total HSBC Securities USA, Inc.						$62,000				$66,074,433

JP Morgan Securities LLC	1.74		10/31/19	11/01/19	59,000	59,000	59,002,852	U.S. Treasury Obligation, 2.25%, due 08/15/27	57,368,000	60,180,058
	1.76		10/31/19	11/01/19	99,000	99,000	99,004,840	U.S. Government Sponsored Agency Obligations, 3.00% to 6.00%, due 06/15/40 to 08/15/60	117,834,610	100,980,000
	1.78	(b)	10/31/19	11/08/19	117,000	117,000	117,046,407	U.S. Government Sponsored Agency Obligations, 0.00% to 8.50%, due 11/25/22 to 10/16/56	2,389,483,461	121,784,576
	2.10	(b)	10/31/19	11/08/19	30,000	30,000	30,014,000	Corporate/Debt Obligations, 0.50% to 11.50%, due 06/15/21 to 12/31/49	113,511,920	32,474,266
	2.25	(b)	10/31/19	01/31/20	50,000	50,000	50,287,788	Corporate/Debt Obligations, 2.72% to 6.00%, due 05/15/21 to 01/15/77	191,867,135	53,759,984
	2.30	(b)	10/31/19	01/31/20	100,000	100,000	100,588,353	Corporate/Debt Obligations, 2.30% to 7.30%, due 03/15/23 to 12/31/49	240,199,291	107,282,854

Total JP Morgan Securities LLC						$455,000				$476,461,738

Mizuho Securities USA LLC	1.95	(c)	10/31/19	11/01/19	55,000	55,000	55,002,979	Corporate/Debt Obligations, 3.63% to 5.00%, due 05/20/33 to 01/01/59	48,327,306	58,850,000
	2.10	(c)	10/31/19	11/01/19	45,000	45,000	45,002,625	Corporate/Debt Obligations, 5.00%, due 01/01/38 to 05/01/44	38,858,109	48,150,001

Total Mizuho Securities USA LLC						$100,000				$107,000,001

TD Securities USA LLC	1.92	(c)	10/31/19	11/01/19	20,000	20,000	20,001,067	Corporate/Debt Obligation, 2.48%, due 09/15/24	21,111,984	21,400,001

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (continued) October 31, 2019	TempFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Wells Fargo Securities LLC	1.73	%(a)	10/31/19	11/01/19	$45,000	$45,000	$45,002,163	U.S. Treasury Obligations, 0.13% to 2.75%, due 04/15/22 to 05/15/46	$43,656,341	$45,899,999
	1.74		10/31/19	11/07/19	30,000	30,000	30,010,150	Corporate/Debt Obligations, 2.88% to 5.38%, due 11/06/21 to 12/31/49	30,023,555	31,500,000
	1.75		10/31/19	11/01/19	174,000	174,000	174,008,458	U.S. Government Sponsored Agency Obligations, 3.00% to 5.00%, due 09/01/29 to 10/01/49	172,900,860	179,220,001
	1.78		10/30/19	11/06/19	14,000	14,000	14,004,846	Corporate/Debt Obligations, 0.00%, due 11/19/19	14,716,598	14,700,001
	1.92	(c)	10/31/19	11/01/19	165,000	165,000	165,008,800	Corporate/Debt Obligations, 2.34% to 7.63%, due 03/22/21 to 10/25/56	174,561,158	176,550,001
	2.21		10/08/19	01/06/20	22,000	22,000	22,121,550	Corporate/Debt Obligations, 0.34% to 3.19%, due 12/10/30 to 03/09/61	705,153,016	23,540,000

Total Wells Fargo Securities LLC						$450,000				$471,410,002

						$2,784,001				$2,903,048,457

(a)	Traded in a joint account.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities(a)	$—	$11,034,350,656	$—	$11,034,350,656

(a)	See above Schedule of Investments for values in each security type.

See notes to financial statements.

32	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments October 31, 2019	T-Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Treasury Obligations — 50.9%
U.S. Treasury Bills(a):
1.38%, 11/07/19	USD	317,595	$317,472,326
1.40%, 11/14/19		1,646,360	1,644,966,451
1.45%, 11/29/19		299,400	298,874,988
1.47%, 12/05/19		590,545	589,294,501
1.46%, 12/12/19		6,000	5,987,454
1.44%, 12/19/19		1,051,880	1,048,895,770
1.55%, 01/02/20		424,385	422,936,838
1.54%, 01/09/20		125,085	124,586,328
1.53%, 01/23/20		496,930	494,798,343
1.54%, 01/30/20		1,430,050	1,422,746,820
1.53%, 02/13/20		1,460,000	1,452,028,400
1.52%, 02/20/20		363,390	361,328,367
1.53%, 02/27/20		1,580,570	1,570,117,636
1.55%, 03/05/20		113,000	112,280,017
1.55%, 03/12/20		200,000	198,658,000
1.55%, 03/26/20		598,460	593,945,617
1.54%, 04/09/20		2,041,630	2,026,649,351
1.55%, 04/16/20		445,450	442,102,443
1.54%, 04/23/20		4,299,520	4,260,716,442
1.56%, 04/30/20		677,330	671,825,851
1.53%, 09/10/20		164,635	162,136,390
U.S. Treasury Notes:
1.00%, 11/15/19		333,975	333,781,999
3.38%, 11/15/19		829,040	829,363,124
1.25%, 01/31/20		61,795	61,693,334
(US Treasury 3 Month Bill Money Market Yield + 0.01%), 1.64%, 01/31/20(b)		4,592,645	4,592,456,510
1.38%, 02/29/20		81,610	81,466,530
1.63%, 03/15/20		275,000	274,230,993
1.38%, 03/31/20		104,040	103,754,864

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
2.25%, 03/31/20	USD	151,820	$151,942,920
1.13%, 04/30/20		224,220	223,421,070
1.38%, 04/30/20		55,000	54,735,065
(US Treasury 3 Month Bill Money Market Yield + 0.03%), 1.67%, 04/30/20(b)		4,279,780	4,279,889,433
2.38%, 04/30/20		480,540	481,808,014
1.50%, 05/15/20		265,335	264,573,095
3.50%, 05/15/20		432,000	436,065,962
1.38%, 05/31/20		237,395	237,014,608
1.50%, 05/31/20		245,260	244,879,466
2.50%, 05/31/20		510,000	512,504,990
1.63%, 06/30/20		17,460	17,433,200
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 1.68%, 07/31/20(b)		730,000	730,000,000
2.63%, 07/31/20		500,000	503,572,269
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 1.68%, 10/31/20(b)		925,700	924,617,809
(US Treasury 3 Month Bill Money Market Yield + 0.12%), 1.75%, 01/31/21(b)		1,063,225	1,062,719,816
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 1.78%, 04/30/21(b)		641,460	641,386,298
(US Treasury 3 Month Bill Money Market Yield + 0.22%), 1.86%, 07/31/21(b)		3,674,300	3,673,498,708
(US Treasury 3 Month Bill Money Market Yield + 0.30%), 1.94%, 10/31/21(b)		889,050	889,082,237

Total U.S. Treasury Obligations — 50.9% (Cost: $39,828,240,647)			39,828,240,647

Total Repurchase Agreements — 45.1% (Cost: $35,219,877,332)			35,219,877,332

Total Investments — 96.0% (Cost: $75,048,117,979)(c)			75,048,117,979

Other Assets Less Liabilities — 4.0%			3,115,004,004

Net Assets — 100.0%			$78,163,121,983

(a)	Rates are the current rate or a range of current rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value

Bank of America Securities, Inc.	1.73%		10/31/19	11/01/19	$10,000	$10,000	$10,000,481	U.S. Treasury Obligation, 1.25%, due 07/31/23	$10,313,200	$10,200,013
	1.73		10/31/19	11/01/19	120,000	120,000	120,005,767	U.S. Treasury Obligations, 0.00% to 1.50%, due 06/15/20 to 02/15/36	164,542,084	122,400,000
	1.73	(a)	10/31/19	11/01/19	100,000	100,000	100,004,806	U.S. Treasury Obligations, 0.00% to 3.38%, due 07/31/22 to 11/15/48	96,382,425	102,000,000

Total Bank of America Securities, Inc.						$230,000				$234,600,013

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (continued) October 31, 2019	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value

Bank of Montreal	1.73%		10/31/19	11/01/19	$32,000	$32,000	$32,001,538	U.S. Treasury Obligations, 0.00% to 8.75%, due 05/15/20 to 02/15/46	$48,803,700	$32,640,000

Bank of Nova Scotia (The)	1.73		10/31/19	11/01/19	1,000	1,000	1,000,048	U.S. Treasury Obligations, 1.38% to 4.50%, due 04/30/21 to 02/15/44	729,500	1,020,137

Barclays Bank plc	1.73		10/31/19	11/01/19	2,470,000	2,470,000	2,470,118,697	U.S. Treasury Obligations, 0.13% to 2.00%, due 01/15/20 to 02/15/44	2,202,741,400	2,519,400,034
	1.73		10/31/19	11/01/19	50,000	50,000	50,002,403	U.S. Treasury Obligation, 2.75%, due 04/30/23	49,007,200	51,000,029

Total Barclays Bank plc						$2,520,000				$2,570,400,063

BMO Capital Markets Corp.	1.73		10/31/19	11/01/19	212,000	212,000	212,010,188	U.S. Treasury Obligations, 0.00% to 3.00%, due 01/31/20 to 02/15/47	212,656,400	216,240,058
	1.83	(b)	10/18/19	11/14/19	400,000	400,000	400,549,000	U.S. Treasury Obligations, 0.00% to 3.63%, due 11/30/19 to 02/15/47	375,745,000	408,000,012
	1.83	(b)	10/16/19	11/14/19	200,000	200,000	200,294,833	U.S. Treasury Obligations, 0.13% to 3.38%, due 03/31/20 to 11/15/48	193,875,500	204,000,064
	1.83	(b)	10/17/19	11/14/19	200,000	200,000	200,284,667	U.S. Treasury Obligations, 0.00% to 3.00%, due 02/27/20 to 08/15/45	190,254,300	204,000,017

Total BMO Capital Markets Corp.						$1,012,000				$1,032,240,151

BNP Paribas SA	1.73		10/31/19	11/01/19	621,000	621,000	621,029,843	U.S. Treasury Obligations, 0.00% to 3.00%, due 10/31/20 to 02/15/49	624,853,143	633,420,000
	1.73	(b)	10/25/19	11/14/19	2,150,000	2,150,000	2,152,066,389	U.S. Treasury Obligations, 0.00% to 7.88%, due 11/07/19 to 02/15/48	2,030,879,564	2,193,000,000
	1.75		10/31/19	11/01/19	400,000	400,000	400,019,444	U.S. Treasury Obligation, 2.63%, due 03/31/25	387,188,700	408,019,537
	1.75		10/31/19	11/01/19	300,000	300,000	300,014,583	U.S. Treasury Obligation, 2.38%, due 02/29/24	294,939,800	306,014,626
	1.75		10/31/19	11/01/19	1,000,000	1,000,000	1,000,048,611	U.S. Treasury Obligation, 2.00%, due 11/30/22	998,776,100	1,020,048,703
	1.75		10/31/19	11/01/19	1,000,000	1,000,000	1,000,048,611	U.S. Treasury Obligation, 1.63%, due 05/15/26	1,013,664,600	1,020,048,615
	1.75		10/31/19	11/01/19	450,000	450,000	450,021,875	U.S. Treasury Obligation, 2.13%, due 05/15/25	442,943,400	459,021,973
	1.75		10/31/19	11/01/19	1,000,000	1,000,000	1,000,048,611	U.S. Treasury Obligation, 2.00%, due 08/15/25	996,337,000	1,020,048,615
	1.75		10/31/19	11/01/19	1,000,000	1,000,000	1,000,048,611	U.S. Treasury Obligation, 2.25%, due 08/15/27	973,747,100	1,020,048,698
	1.98	(b)	08/27/19	11/14/19	320,000	320,000	321,390,400	U.S. Treasury Obligations, 0.00% to 3.00%, due 11/07/19 to 02/15/48	303,047,900	326,400,012

34	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2019	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value

	2.03	%(b)	09/16/19	11/14/19	$200,000	$200,000	$200,665,389	U.S. Treasury Obligations, 0.00% to 3.63%, due 11/07/19 to 11/15/48	$202,072,835	$204,000,000

Total BNP Paribas SA						$8,441,000				$8,610,070,779

Citibank NA	1.73		10/31/19	11/01/19	100,000	100,000	100,004,806	U.S. Treasury Obligations, 0.00% to 8.75%, due 01/15/20 to 02/15/49	100,361,400	102,000,047

Citigroup Global Markets, Inc.	1.71		10/30/19	11/06/19	150,000	150,000	150,049,875	U.S. Treasury Obligations, 0.13% to 7.50%, due 04/15/20 to 02/15/44	141,419,800	153,000,038
	1.73		10/31/19	11/01/19	105,000	105,000	105,005,046	U.S. Treasury Obligations, 0.38% to 6.88%, due 11/30/20 to 11/15/25	100,816,100	107,100,086
	1.73		10/31/19	11/01/19	50,000	50,000	50,002,403	U.S. Treasury Obligations, 2.13% to 2.75%, due 11/30/20 to 05/15/24	48,666,900	51,000,056
	1.73	(a)	10/31/19	11/01/19	385,000	385,000	385,018,501	U.S. Treasury Obligations, 0.13% to 2.75%, due 11/30/20 to 09/30/24	391,104,376	392,700,002

Total Citigroup Global Markets, Inc.						$690,000				$703,800,182

Credit Agricole Corporate and Investment Bank SA	1.75		10/31/19	11/01/19	800,000	800,000	800,038,889	U.S. Treasury Obligations, 0.38% to 2.75%, due 05/31/21 to 02/15/48	786,207,800	816,000,025
	1.75		10/31/19	11/01/19	100,000	100,000	100,004,861	U.S. Treasury Obligation, 1.63%, due 09/30/26	102,467,700	102,000,075
	1.75	(a)	10/31/19	11/01/19	410,000	410,000	410,019,931	U.S. Treasury Obligations, 0.13% to 4.38%, due 12/15/20 to 05/15/48	381,613,387	418,200,009

Total Credit Agricole Corporate and Investment Bank SA						$1,310,000				$1,336,200,109

Credit Suisse AG	1.73		10/31/19	11/01/19	250,000	250,000	250,012,014	U.S. Treasury Obligations, 0.00% to 3.00%, due 04/23/20 to 02/15/46	241,798,500	255,000,004

Deutsche Bank AG	1.73		10/31/19	11/01/19	100,000	100,000	100,004,806	U.S. Treasury Obligation, 3.00%, due 05/15/45	88,145,600	102,000,076

Fixed Income Clearing Corporation	1.72		10/31/19	11/01/19	2,000,000	2,000,000	2,000,095,556	U.S. Treasury Obligations, 1.72%, due 11/01/19	1,945,155,000	2,040,000,685
	1.77		10/31/19	11/01/19	1,188,226	1,188,226	1,188,284,230	U.S. Treasury Obligation, 3.00%, due 11/15/45	1,039,220,000	1,212,048,746
	1.77		10/31/19	11/01/19	394,546	394,546	394,565,514	U.S. Treasury Obligation, 3.13%, due 08/15/44	341,410,000	402,456,436
	1.77		10/31/19	11/01/19	30,599	30,599	30,600,524	U.S. Treasury Obligation, 3.13%, due 11/15/41	26,450,000	31,212,504
	1.77		10/31/19	11/01/19	137,868	137,868	137,874,426	U.S. Treasury Obligation, 4.50%, due 05/15/38	100,000,000	140,631,778
	1.77		10/31/19	11/01/19	23,795	23,795	23,796,023	U.S. Treasury Obligation, 3.13%, due 02/15/43	20,700,000	24,271,920
	1.77		10/31/19	11/01/19	661,354	661,354	661,386,683	U.S. Treasury Obligation, 2.88%, due 05/15/43	595,000,000	674,613,767

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (continued) October 31, 2019	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value

	1.77%		10/31/19	11/01/19	$1,405,253	$1,405,253	$1,405,321,788	U.S. Treasury Obligation, 3.00%, due 05/15/45	$1,230,350,000	$1,433,426,842
	1.77		10/31/19	11/01/19	6,654	6,654	6,654,739	U.S. Treasury Obligation, 6.13%, due 11/15/27	5,000,000	6,787,827
	1.77		10/31/19	11/01/19	18,772	18,772	18,772,982	U.S. Treasury Obligation, 2.50%, due 05/15/46	18,000,000	19,148,423
	1.77		10/31/19	11/01/19	395,909	395,909	395,928,142	U.S. Treasury Obligation, 2.88%, due 08/15/45	356,580,000	403,846,316
	1.77		10/31/19	11/01/19	187,225	187,225	187,234,695	U.S. Treasury Obligation, 2.50%, due 02/15/45	180,800,000	190,979,205
	1.77		10/31/19	11/01/19	837,684	837,684	837,725,010	U.S. Treasury Obligation, 3.00%, due 11/15/44	735,000,000	854,478,686
	1.77		10/31/19	11/01/19	284,670	284,670	284,683,665	U.S. Treasury Obligation, 3.38%, due 05/15/44	235,350,000	290,377,059
	1.77		10/31/19	11/01/19	796,815	796,815	796,853,919	U.S. Treasury Obligation, 2.88%, due 11/15/46	710,602,000	812,790,214
	1.77		10/31/19	11/01/19	20,798	20,798	20,798,523	U.S. Treasury Obligation, 2.50%, due 02/15/46	20,060,000	21,214,473
	1.77		10/31/19	11/01/19	609,834	609,834	609,863,807	U.S. Treasury Obligation, 2.75%, due 08/15/42	564,200,000	622,060,484

Total Fixed Income Clearing Corporation						$9,000,002				$9,180,345,365

HSBC Securities USA, Inc.	1.73		10/31/19	11/01/19	1,000	1,000	1,000,048	U.S. Treasury Obligations, 0.00% to 2.13%, due 11/07/19 to 03/31/24	994,200	1,020,002
	1.73		10/31/19	11/01/19	25,000	25,000	25,001,201	U.S. Treasury Obligations, 0.00% to 2.63%, due 05/15/21 to 02/15/48	31,507,336	25,500,000
	1.73	(c)	10/31/19	11/01/19	355,000	355,000	355,017,060	U.S. Treasury Obligations, 0.00% to 2.88%, due 04/15/21 to 11/15/46	360,236,094	362,100,000
	1.74	(b)	10/31/19	11/08/19	1,088,085	1,088,085	1,088,505,726	U.S. Treasury Obligations, 0.00% to 6.63%, due 11/21/19 to 11/15/48	1,164,065,300	1,109,846,727
	1.74	(b)	10/31/19	11/08/19	722,000	722,000	722,279,173	U.S. Treasury Obligations, 0.00% to 4.63%, due 03/31/20 to 02/15/46	725,484,195	736,440,000

Total HSBC Securities USA, Inc.						$2,191,085				$2,234,906,729

JP Morgan Securities LLC	1.74	(c)	10/31/19	11/01/19	250,000	250,000	250,012,083	U.S. Treasury Obligations, 0.00%, due 08/15/42 to 02/15/49	442,217,616	255,000,000
	1.74		10/31/19	11/01/19	174,000	174,000	174,008,410	U.S. Treasury Obligations, 0.75% to 3.00%, due 02/15/42 to 11/15/45	149,349,200	177,480,064
	1.74		10/31/19	11/01/19	295,000	295,000	295,014,258	U.S. Treasury Obligations, 0.00%, due 08/15/30 to 08/15/48	429,497,941	300,900,000

Total JP Morgan Securities LLC						$719,000				$733,380,064

Mizuho Securities USA LLC	1.73		10/31/19	11/01/19	200,000	200,000	200,009,611	U.S. Treasury Obligation, 2.88%, due 10/31/23	194,784,800	204,000,069
	1.74		10/31/19	11/01/19	358,150	358,150	358,166,820	U.S. Treasury Obligation, 2.38%, due 04/30/26	350,000,000	365,329,811
	1.74		10/31/19	11/01/19	210,515	210,515	210,524,881	U.S. Treasury Obligation, 2.13%, due 05/15/22	210,000,000	214,735,175

36	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2019	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value

	1.74%		10/31/19	11/01/19	$191,926	$191,926	$191,935,747	U.S. Treasury Obligation, 2.25%, due 11/15/27	$186,000,000	$195,774,276
	1.74		10/31/19	11/01/19	240,184	240,184	240,195,432	U.S. Treasury Obligation, 2.50%, due 01/31/24	235,000,000	244,999,109
	1.74		10/31/19	11/01/19	132,647	132,647	132,653,470	U.S. Treasury Obligation, 2.88%, due 08/15/28	123,000,000	135,306,411
	1.74		10/31/19	11/01/19	359,007	359,007	359,024,705	U.S. Treasury Obligation, 2.25%, due 08/15/27	350,000,000	366,204,852
	1.74		10/31/19	11/01/19	52,022	52,022	52,024,573	U.S. Treasury Obligation, 2.38%, due 05/15/27	50,000,000	53,065,014
	1.74		10/31/19	11/01/19	156,066	156,066	156,073,720	U.S. Treasury Obligation, 2.38%, due 05/15/27	150,000,000	159,195,043
	1.74		10/31/19	11/01/19	192,892	192,892	192,901,480	U.S. Treasury Obligation, 1.38%, due 08/31/26	200,000,000	196,759,323
	1.74		10/31/19	11/01/19	110,539	110,539	110,544,558	U.S. Treasury Obligation, 2.13%, due 03/31/24	110,000,000	112,755,343

Total Mizuho Securities USA LLC						$2,203,948				$2,248,124,426

MUFG Securities Americas, Inc.	1.73		10/31/19	11/01/19	725,000	725,000	725,034,840	U.S. Treasury Obligations, 0.00% to 7.63%, due 02/29/20 to 08/15/49	748,010,300	739,500,010

Natixis SA	1.73		10/31/19	11/01/19	775,000	775,000	775,037,243	U.S. Treasury Obligations, 0.00% to 5.25%, due 11/21/19 to 08/15/46	750,395,700	790,500,101
	1.73	(c)	10/31/19	11/01/19	750,000	750,000	750,036,042	U.S. Treasury Obligations, 0.00% to 8.00%, due 11/21/19 to 08/15/48	675,696,500	765,000,000

Total Natixis SA						$1,525,000				$1,555,500,101

Nomura Securities International, Inc.	1.73		10/31/19	11/01/19	700,000	700,000	700,033,639	U.S. Treasury Obligations, 0.00% to 7.50%, due 06/30/20 to 08/15/49	798,495,936	714,000,013

Prudential Insurance Co. of America	1.75		10/31/19	11/01/19	13,475	13,475	13,475,655	U.S. Treasury Obligation, 0.00%, due 05/15/40	22,000,000	13,745,155
	1.75		10/31/19	11/01/19	41,625	41,625	41,627,023	U.S. Treasury Obligation, 0.00%, due 11/15/35	60,000,000	42,459,823
	1.75		10/31/19	11/01/19	8,325	8,325	8,325,405	U.S. Treasury Obligation, 0.00%, due 11/15/35	12,000,000	8,491,965
	1.75		10/31/19	11/01/19	25,563	25,562	25,563,743	U.S. Treasury Obligation, 0.00%, due 02/15/47	50,000,000	26,075,243
	1.75		10/31/19	11/01/19	13,053	13,052	13,053,134	U.S. Treasury Obligation, 0.00%, due 08/15/43	23,000,000	13,314,185
	1.75		10/31/19	11/01/19	62,125	62,125	62,128,020	U.S. Treasury Obligation, 0.00%, due 11/15/39	100,000,000	63,371,020
	1.75		10/31/19	11/01/19	14,820	14,820	14,820,720	U.S. Treasury Obligation, 0.00%, due 05/15/31	19,000,000	15,117,120
	1.75		10/31/19	11/01/19	49,000	49,000	49,002,382	U.S. Treasury Obligation, 1.68%, due 07/31/20	50,000,000	49,982,382
	1.75		10/31/19	11/01/19	48,750	48,750	48,752,370	U.S. Treasury Obligation, 0.00%, due 05/15/38	75,000,000	49,727,370
	1.75		10/31/19	11/01/19	14,425	14,425	14,425,701	U.S. Treasury Obligation, 0.00%, due 05/15/34	20,000,000	14,714,101
	1.75		10/31/19	11/01/19	43,138	43,137	43,139,597	U.S. Treasury Obligation, 0.00%, due 02/15/40	70,000,000	44,002,697
	1.75		10/31/19	11/01/19	79,875	79,875	79,878,883	U.S. Treasury Obligation, 0.00%, due 05/15/30	100,000,000	81,475,883
	1.75		10/31/19	11/01/19	25,563	25,562	25,563,743	U.S. Treasury Obligation, 0.00%, due 02/15/47	50,000,000	26,075,243

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (continued) October 31, 2019	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value

	1.75%		10/31/19	11/01/19	$17,885	$17,885	$17,885,869	U.S. Treasury Obligation, 0.00%, due 11/15/39	$28,000,000	$18,243,709
	1.75		10/31/19	11/01/19	15,690	15,690	15,690,763	U.S. Treasury Obligation, 0.00%, due 02/15/38	24,000,000	16,004,683
	1.75		10/31/19	11/01/19	26,730	26,730	26,731,299	U.S. Treasury Obligation, 2.25%, due 03/31/21	27,000,000	27,265,899

Total Prudential Insurance Co. of America						$500,038				$510,066,478

Societe Generale SA	1.71		10/30/19	11/06/19	400,000	400,000	400,133,000	U.S. Treasury Obligations, 0.00% to 8.13%, due 01/02/20 to 08/15/48	395,934,500	408,000,058
	1.73		10/31/19	11/01/19	25,000	25,000	25,001,201	U.S. Treasury Obligations, 0.00% to 2.38%, due 11/15/19 to 05/15/23	25,228,468	25,500,000
	1.78		10/22/19	11/26/19	600,000	600,000	601,038,333	U.S. Treasury Obligations, 0.00% to 8.75%, due 11/07/19 to 05/15/49	673,361,885	612,000,068
	1.82	(b)	10/31/19	11/08/19	1,080,000	1,080,000	1,080,436,800	U.S. Treasury Obligations, 0.00% to 8.00%, due 01/30/20 to 05/15/49	1,060,086,241	1,101,600,075

Total Societe Generale SA						$2,105,000				$2,147,100,201

Standard Chartered Bank	2.06		09/09/19	11/07/19	247,818	247,818	248,654,159	U.S. Treasury Obligation, 2.00%, due 05/31/21	250,000,000	253,611,659
	2.06		09/09/19	11/07/19	102,577	102,577	102,922,910	U.S. Treasury Obligation, 2.63%, due 06/30/23	100,000,000	104,974,310
	2.06		09/09/19	11/07/19	153,409	153,409	153,927,127	U.S. Treasury Obligation, 2.38%, due 08/15/24	150,000,000	156,994,927

Total Standard Chartered Bank						$503,804				$515,580,896

TD Securities USA LLC	1.73		10/31/19	11/01/19	5,000	5,000	5,000,240	U.S. Treasury Obligation, 2.88%, due 11/30/23	4,810,300	5,100,079

Wells Fargo Securities LLC	1.73		10/31/19	11/01/19	31,000	31,000	31,001,490	U.S. Treasury Obligation, 2.50%, due 01/31/24	30,375,300	31,620,080
	1.73	(a)	10/31/19	11/01/19	325,000	325,000	325,015,618	U.S. Treasury Obligations, 0.13% to 2.75%, due 04/15/22 to 05/15/46	315,295,810	331,500,013

Total Wells Fargo Securities LLC						$356,000				$363,120,093

						$35,219,877				$35,926,696,016

(a)	Traded in a joint account.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.

38	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2019	T-Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities(a)	$—	$75,048,117,979	$—	$75,048,117,979

(a)	See above Schedule of Investments for values in each security type.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments October 31, 2019	Treasury Trust Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Treasury Obligations — 110.4%
U.S. Treasury Bills(a):
1.23%, 11/05/19	USD	5,236,171	$5,235,110,539
1.38%, 11/07/19		200,000	199,921,667
1.41%, 11/12/19		4,878,000	4,875,255,512
1.40%, 11/14/19		396,200	395,868,742
1.47%, 11/19/19		5,430,300	5,425,646,963
1.47%, 11/21/19		282,805	282,477,625
1.50%, 11/26/19		2,260,000	2,257,253,750
1.45%, 11/29/19		442,290	441,555,278
1.52%, 12/03/19		5,207,000	5,200,641,674
1.47%, 12/05/19		553,662	552,548,374
1.46%, 12/10/19		1,940,000	1,936,458,692
1.46%, 12/12/19		15,000	14,967,285
1.44%, 12/19/19		472,105	470,768,626
1.55%, 01/02/20		921,500	918,304,313
1.54%, 01/09/20		61,380	61,135,298
1.54%, 01/16/20		293,760	292,513,478
1.53%, 01/23/20		143,620	142,951,368
1.54%, 01/30/20		1,311,605	1,306,335,845
1.53%, 02/13/20		500,000	497,270,000
1.52%, 02/20/20		250,000	248,581,667
1.53%, 02/27/20		264,110	262,517,123
1.54%, 04/09/20		854,870	848,625,279
1.55%, 04/16/20		163,370	162,142,275
1.54%, 04/23/20		1,427,405	1,414,370,527
1.56%, 04/30/20		500,000	495,952,639
1.53%, 09/10/20		86,875	85,556,527
U.S. Treasury Notes:
1.88%, 12/31/19		200,000	199,985,184

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
(US Treasury 3 Month Bill Money Market Yield + 0.01%), 1.64%, 01/31/20(b)	USD	1,998,420	$1,998,324,894
1.38%, 02/29/20		38,475	38,407,362
1.38%, 03/31/20		51,980	51,837,541
2.25%, 03/31/20		76,255	76,316,740
(US Treasury 3 Month Bill Money Market Yield + 0.03%), 1.67%, 04/30/20(b)		2,530,975	2,530,705,491
2.38%, 04/30/20		228,965	229,486,388
1.50%, 05/15/20		59,390	59,214,133
3.50%, 05/15/20		46,520	46,924,479
1.38%, 05/31/20		135,650	135,432,655
1.50%, 05/31/20		71,855	71,710,392
1.63%, 06/30/20		8,840	8,826,431
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 1.68%, 07/31/20(b)		297,960	297,827,993
2.63%, 07/31/20		385,000	387,797,948
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 1.68%, 10/31/20(b)		689,000	688,254,323
(US Treasury 3 Month Bill Money Market Yield + 0.12%), 1.75%, 01/31/21(b)		1,241,495	1,240,747,260
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 1.78%, 04/30/21(b)		714,150	713,936,024
(US Treasury 3 Month Bill Money Market Yield + 0.22%), 1.86%, 07/31/21(b)		1,665,000	1,664,380,127
(US Treasury 3 Month Bill Money Market Yield + 0.30%), 1.94%, 10/31/21(b)		50,000	50,000,000

Total U.S. Treasury Obligations — 110.4% (Cost: $44,514,846,431)			44,514,846,431

Total Investments — 110.4% (Cost: $44,514,846,431)(c)			44,514,846,431

Liabilities in Excess of Other Assets — (10.4)%			(4,194,763,751)

Net Assets — 100.0%			$40,320,082,680

(a)	Rates are the current rate or a range of current rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$44,514,846,431	$—	$44,514,846,431

(a)	See above Schedule of Investments for values in each security type.

See notes to financial statements.

40	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments October 31, 2019	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds — 98.4%

Alabama — 0.5%(a)(b)
Alabama Federal Aid Highway Finance, Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF2373, RB, VRDN (Citibank NA LIQ), 1.15%, 11/07/19(c)	USD	5,000	$5,000,000
Homewood Alabama, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-37, GO, VRDN (Royal Bank of Canada LOC), 1.15%, 11/07/19(c)		4,000	4,000,000
Mobile Downtown Redevelopment Authority (Austal USA, LLC Project), Series 2011A, RB, VRDN (Bank of America NA LOC), 1.12%, 11/07/19		17,860	17,860,000

			26,860,000

Alaska — 1.9%(b)
Alaska Housing Finance Corp., Series 2001A, RB, VRDN (Federal Home Loan Bank SBPA), 1.09%, 11/07/19		15,000	15,000,000
Alaska Housing Finance Corp., Series 2007A, RB, VRDN (Federal Home Loan Bank SBPA), 1.10%, 11/07/19		19,820	19,820,000
Alaska Housing Finance Corp., Series 2007B, RB, VRDN (Federal Home Loan Bank SBPA), 1.10%, 11/07/19		19,805	19,805,000
Alaska Housing Finance Corp., Series 2007D, RB, VRDN (Federal Home Loan Bank SBPA), 1.11%, 11/07/19		14,000	14,000,000
Alaska Housing Finance Corp., Series 2009A, RB, VRDN (Wells Fargo Bank NA SBPA), 1.11%, 11/07/19		6,500	6,500,000
Alaska Housing Finance Corp., Series 2009B, RB, VRDN (Federal Home Loan Bank SBPA), 1.09%, 11/07/19		23,500	23,500,000

			98,625,000

Arizona — 0.2%(b)
Arizona Industrial Development Authority (Phoenix Children’s Hospital), Series 2019A, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.38%, 11/01/19		5,915	5,915,000
Industrial Development Authority of the County of Yavapai (The) (Skanon Investments, Inc. - Drake Cement Project), Series 2010, RB, VRDN (Citibank NA LOC), 1.08%, 11/07/19		7,000	7,000,000

			12,915,000

California — 0.9%(b)
California Statewide Communities Development Authority (Uptown Newport Apartments), Series 2017BB, RB, VRDN (East West Bank LOC), 1.16%, 11/07/19		28,000	28,000,000
Imperial Irrigation District Electric, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XM0488, RB, VRDN (Royal Bank of Canada LIQ), 1.17%, 11/07/19(a)(c)		3,400	3,400,000
Los Angeles California Unified School District, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XM0703, GO, VRDN (JP Morgan Chase Bank NA LIQ), 1.12%, 11/07/19(a)(c)		2,225	2,225,000
Los Angeles Department of Water & Power System, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XL0096, RB, VRDN (Royal Bank of Canada LIQ), 1.12%, 11/07/19(a)(c)		1,000	1,000,000

Security		Par (000)	Value

California (continued)
Mount San Antonio California Community College District, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019, GO, VRDN (Royal Bank of Canada LIQ), 1.12%, 11/07/19(a)(c)	USD	3,600	$3,600,000
University of California, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XM0704, RB, VRDN (Citibank NA LIQ), 1.08%, 11/07/19(a)(c)		5,000	5,000,000
University of California, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-YX1098, RB, VRDN (Barclays Bank plc LIQ), 1.10%, 11/07/19(a)(c)		3,500	3,500,000
University of California, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019, RB, VRDN (Citibank NA LIQ), 1.08%, 11/07/19(a)(c)		2,165	2,165,000

			48,890,000

Colorado — 0.9%(b)
Boulder Larimer & Weld Cos., Tender Option Bond Trust Receipts/Certificates Various States, Inc. Trust, Series G-57, GO, VRDN (Royal Bank of Canada LOC), 1.15%, 11/07/19(a)(c)		5,670	5,670,000
Boulder Valley Colony School District, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-16, GO, VRDN (Royal Bank of Canada LOC), 1.15%, 11/07/19(a)(c)		5,000	5,000,000
City of Colorado Springs Utilities System, Series 2009C, RB, VRDN (Sumitomo Mitsui Banking SBPA), 1.12%, 11/07/19		295	295,000
City of Colorado Springs Utilities System, Series 2010C, RB, VRDN (Barclays Bank plc SBPA), 1.12%, 11/07/19		3,260	3,260,000
Colorado Health Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0667, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.15%, 11/07/19(a)(c)		5,345	5,345,000
Colorado Health Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0668, RB, VRDN (Royal Bank of Canada LIQ), 1.15%, 11/07/19(a)(c)		1,875	1,875,000
Colorado Health Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-XX1105, RB, VRDN (Barclays Bank plc LOC), 1.16%, 11/07/19(a)(c)		6,000	6,000,000
Colorado Housing & Finance Authority, Series 2013B, RB, VRDN (Royal Bank of Canada SBPA), 1.16%, 11/07/19(d)		1,045	1,045,000
CommonSpirit Health, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-XM0767, RB, VRDN (Barclays Bank plc LIQ), 1.16%, 11/07/19(a)(c)		4,185	4,185,000
County of Arapahoe, Series 2001, RB, VRDN (Freddie Mac LOC), 1.12%, 11/07/19		6,060	6,060,000
Denver Colorado City & County, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2686, RB, VRDN (Citibank NA LIQ), 1.15%, 11/07/19(a)(c)		3,000	3,000,000

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (continued) October 31, 2019	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Colorado (continued)
Sheridan Redevelopment Agency (South Santa Fe Drive Corridor Redevelopment Project), Series 2011A-1, VRDN (JP Morgan Chase Bank NA LOC), 1.15%, 11/07/19	USD	3,330	$3,330,000

			45,065,000

Connecticut — 1.9%(b)
Connecticut Housing Finance Authority, Series 2015C, Sub-Series C-3, RB, VRDN (Royal Bank of Canada SBPA), 1.11%, 11/07/19		15,370	15,370,000
Connecticut Housing Finance Authority, Series 2016A, Sub-Series A-3, RB, VRDN (Royal Bank of Canada SBPA), 1.11%, 11/07/19		14,650	14,650,000
Connecticut Housing Finance Authority, Series 2017F, Sub-Series F-3, RB, VRDN (Barclays Bank plc SBPA), 1.13%, 11/07/19		7,915	7,915,000
Connecticut Housing Finance Authority, Series 2018C, Sub-Series C-3, RB, VRDN (TD Bank NA SBPA), 1.10%, 11/07/19		23,235	23,235,000
Connecticut Housing Finance Authority, Series 2019, Sub-Series D-3, RB, VRDN (State Street Bank & Trust Co. SBPA), 1.10%, 11/07/19		23,200	23,200,000
Connecticut Housing Finance Authority, Series 2019F, Sub-Series F-2, RB, VRDN (State Street Bank & Trust Co. SBPA), 1.10%, 11/07/19		12,000	12,000,000
Connecticut State, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-3, GO, VRDN (Royal Bank of Canada LOC), 1.15%, 11/07/19(a)(c)		4,000	4,000,000

			100,370,000

Delaware — 0.0%(b)
Delaware State Economic Development Authority (Kentmere Nursing Care Center Project), Series 1997, RB, VRDN (M&T Bank LOC), 1.17%, 11/07/19		595	595,000
University of Delaware, Series 2013C, RB, VRDN (TD Bank NA SBPA), 1.27%, 11/01/19		790	790,000

			1,385,000

District of Columbia — 0.5%
District of Columbia, Series 2019, 1.30%, 11/06/19		15,000	14,999,760
District of Columbia (AARP Foundation Issue), Series 2004, RB, VRDN (Bank of America NA LOC), 1.14%, 11/07/19(b)		5,110	5,110,000
Metropolitan Washington Airports Authority, Series 2019-1 (JP Morgan Chase Bank NA LOC), 1.38%, 11/21/19		5,000	4,999,930

			25,109,690

Florida — 7.4%
Cape Coral Water & Sewer, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-YX1071, RB, VRDN (Barclays Bank plc LOC), 1.16%, 11/07/19(a)(b)(c)		9,480	9,480,000
City of Gainesville Utilities System, Series 2007A, RB, VRDN (State Street Bank & Trust Co. SBPA), 1.18%, 11/07/19(b)		37,490	37,490,000
City of Gainesville Utilities System, Series 2012B, RB, VRDN (Citibank NA SBPA), 1.15%, 11/07/19(b)		41,100	41,100,000

Security		Par (000)	Value

Florida (continued)
County of Miami-Dade, Series 2009E, RB, VRDN (PNC Bank N.A. LOC), 1.14%, 11/07/19(b)	USD	37,300	$37,300,000
County of Miami-Dade Seaport Department, Series 2014A, RB, VRDN (PNC Bank N.A. LOC), 1.13%, 11/07/19(b)		20,000	20,000,000
County of Miami-Dade Water & Sewer System, Series 2019B-1 (Sumitomo Mitsui Banking LOC), 1.35%, 11/06/19		33,500	33,498,995
Escambia County Health Facilities Authority (Azalea Trace, Inc.), Series 2003B, RB, VRDN (TD Bank NA SBPA), 1.35%, 11/01/19(b)		7,335	7,335,000
Florida Housing Finance Corp. (Grand Reserve at Maitland Park), Series 2004M, RB, VRDN (Freddie Mac LIQ), 1.12%, 11/07/19(b)		10,675	10,675,000
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group), Series 2008, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.18%, 11/07/19(b)		21,395	21,395,000
Highlands County Health Facilities Authority (Adventist Health System/Sunbelt obligated Group), Series 2012I, RB, VRDN, 1.13%, 11/07/19(b)		16,580	16,580,000
Highlands County Health Facilities Authority (Adventist Health System/Sunbelt obligated Group), Series 2012I, RB, VRDN, 1.14%, 11/07/19(b)		4,220	4,220,000
Martin County Health Facilities Authority, RB, VRDN (Barclays Bank plc LIQ), 1.15%, 11/07/19(b)		6,400	6,400,000
Martin County Health Facilities Authority, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019, RB, VRDN (Bank of America NA LIQ), 1.16%, 11/07/19(a)(b)(c)		2,000	2,000,000
Miami Beach Facilities, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019, GO, VRDN (JP Morgan Chase Bank NA LIQ), 1.15%, 11/07/19(a)(b)(c)		13,300	13,300,000
Miami-Dade Water & Sewer Department, Series 2019A-1 (Barclays Bank plc LOC), 1.30%, 11/06/19		6,500	6,499,890
Miami-Dade Water & Sewer Department, Series 2019A-1 (Barclays Bank plc LOC), 1.38%, 11/06/19		81,000	81,000,648
Orlando Utilities Commission, Series 2008-2, RB, VRDN (TD Bank NA SBPA), 1.19%, 11/07/19(b)		2,650	2,650,000
Orlando-Orange County Expressway Authority, Series 2007, RB, VRDN (Citibank NA LIQ), 1.15%, 11/07/19(a)(b)		14,100	14,100,000
Palm Beach County Health Facility, Tender Option Bond Trust Receipts/Certificate Various States, Series 2019-XG0255, RB, VRDN (Bank of America NA LOC), 1.17%, 11/07/19(a)(b)(c)		4,000	4,000,000
Sarasota County Public Hospital District (Sarasota Memorial Hospital Project), Series 2008B, RB, VRDN (Wells Fargo Bank NA LOC), 1.14%, 11/07/19(b)		5,000	5,000,000

42	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2019	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Florida (continued)
Sunshine State Governmental Financing Commission (Miami-Dade County Program), Series 2010A, RB, VRDN (MUFG Union Bank NA LOC), 1.13%, 11/07/19(b)	USD	8,700	$8,700,000

			382,724,533

Georgia — 3.7%(b)
Atlanta Water & Waste Water, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2649, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.15%, 11/07/19(a)(c)		3,000	3,000,000
Brookhaven Development Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-XG0244, RB, VRDN (Bank of America NA LIQ), 1.17%, 11/07/19(a)(c)		6,300	6,300,000
Brookhaven Development Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-XM0751, RB, VRDN (Bank of America NA LIQ), 1.17%, 11/07/19(a)(c)		3,000	3,000,000
Brookhaven Development Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-XM0766, RB, VRDN (Barclays Bank plc LIQ), 1.15%, 11/07/19(a)(c)		6,515	6,515,000
Burke County Development Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017E-107, RB, VRDN (Royal Bank of Canada LOC), 1.18%, 11/07/19(a)(c)		5,000	5,000,000
Gainesville & Hall County Development Authority (Lanier Village Estates, Inc.), Series 2003B, RB, VRDN (TD Bank NA SBPA), 1.35%, 11/01/19		16,425	16,425,000
Heard County Development Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017E-105, RB, VRDN (Royal Bank of Canada LOC), 1.18%, 11/07/19(a)(c)		2,075	2,075,000
Monroe County Development Authority (Oglethorpe Power Corp. Project), Series 2009B, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.18%, 11/07/19		31,245	31,245,000
Monroe County Development Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017E-106, RB, VRDN (Royal Bank of Canada LOC), 1.18%, 11/07/19(a)(c)		5,000	5,000,000
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia Project), Series 2008B, Sub-Series B, RB, VRDN (PNC Bank N.A. LOC), 1.14%, 11/07/19		102,335	102,335,000
Municipal Electric Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-XG0256, RB, VRDN (Bank of America NA LOC), 1.17%, 11/07/19(a)(c)		13,320	13,320,000

			194,215,000

Security		Par (000)	Value

Illinois — 2.6%(b)
Illinois Finance Authority (Advocate Health Care Network), Series 2008C-1, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.18%, 11/07/19	USD	1,340	$1,340,000
Illinois Finance Authority (Carle Foundation Obligated Group (The)), Series 2009E, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.13%, 11/07/19		12,930	12,930,000
Illinois Finance Authority (Northwestern Memorial Hospital), Series 2007A-1, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.38%, 11/01/19		2,445	2,445,000
Illinois Finance Authority (Northwestern Memorial Hospital), Series 2007A-3, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.38%, 11/01/19		1,605	1,605,000
Illinois Finance Authority (OSF Healthcare System), Series 2018B, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.38%, 11/01/19		9,315	9,315,000
Illinois Finance Authority (YMCA Met Chicago Project), Series 2001, RB, VRDN (BMO Harris Bank NA LOC), 1.18%, 11/07/19		23,100	23,100,000
Illinois Finance Authority (Young Men’s Christian Association of Metropolitan Chicago), Series 2004, RB, VRDN (BMO Harris Bank NA LOC), 1.18%, 11/07/19		9,025	9,025,000
Illinois Finance Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XG0133, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.16%, 11/07/19(a)(c)		22,070	22,070,000
Illinois Finance Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XL0072, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.15%, 11/07/19(a)(c)		7,500	7,500,000
Illinois Finance Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XL0086, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.15%, 11/07/19(a)(c)		11,750	11,750,000
Illinois Health Facilities Authority (Evanston Hospital Corporation), Series 1996, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.17%, 11/07/19		10,551	10,551,000
Illinois State Toll Highway Authority, Series 2007A-1A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.13%, 11/07/19		15,000	15,000,000
Illinois State Toll Highway Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF2202, RB, VRDN (Citibank NA LIQ), 1.15%, 11/07/19(a)(c)		1,140	1,140,000
Illinois State Toll Highway Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-XF0801, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.17%, 11/07/19(a)(c)		3,340	3,340,000
University of Illinois, Series 1997B, RB, VRDN (Wells Fargo Bank NA LOC), 1.18%, 11/07/19		700	700,000

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (continued) October 31, 2019	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Illinois (continued)
Will County Ill, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-36, GO, VRDN (Royal Bank of Canada LOC), 1.15%, 11/07/19(a)(c)	USD	3,000	$3,000,000

			134,811,000

Indiana — 1.3%
County of Elkhart (Ashton Pines Apartments Project), Series 2008A, RB, VRDN (Federal Home Loan Bank LOC), 1.11%, 11/07/19(b)		5,565	5,565,000
Indiana Finance Authority (Ascension Health Credit Group), Series 2008E-7, RB, VRDN, 1.13%, 11/07/19(b)		11,060	11,060,000
Indiana Finance Authority (Indiana University Health Obligated Group), Series 2011A, RB, VRDN (Northern Trust Co. SBPA), 1.20%, 11/07/19(b)		10,000	10,000,000
Indiana Finance Authority (Indiana University Health Obligated Group), Series 2011D, RB, VRDN (Northern Trust Co. SBPA), 1.20%, 11/07/19(b)		11,575	11,575,000
Indiana Finance Authority (Parkview Health System Obligated Group), Series 2009D, RB, VRDN (Wells Fargo Bank NA LOC), 1.26%, 11/01/19(b)		10,745	10,745,000
Trustees of Indiana University, Series 2019, 1.30%, 11/13/19		13,900	13,899,499
Trustees of Indiana University, Series 2019, 1.30%, 12/05/19		5,200	5,200,770

			68,045,269

Iowa — 4.0%(b)
Iowa Finance Authority, Series 2015B, RB, VRDN (Federal Home Loan Bank SBPA), 1.09%, 11/07/19		3,525	3,525,000
Iowa Finance Authority, Series 2016E, RB, VRDN (Federal Home Loan Bank SBPA), 1.14%, 11/07/19		6,970	6,970,000
Iowa Finance Authority (CJ Bio America, Inc.), Series 2012, RB, VRDN (Korea Development Bank LOC), 1.41%, 11/07/19(a)		83,025	83,025,000
Iowa Finance Authority (MidAmerican Energy Co.), Series 2016A, RB, VRDN, 1.15%, 11/07/19		17,050	17,050,000
Iowa Finance Authority (MidAmerican Energy Project), Series 2008B, RB, VRDN, 1.15%, 11/07/19		53,625	53,625,000
Iowa Finance Authority (Unitypoint Health Project), Series 2013B-1, RB, VRDN (Union Bank NA LOC), 1.35%, 11/01/19		17,140	17,140,000
Iowa Finance Authority (Unitypoint Health Project), Series 2018C, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.15%, 11/07/19		6,985	6,985,000
Iowa Finance Authority (Unitypoint Health Project), Series 2018D, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.11%, 11/07/19		5,250	5,250,000
Iowa Finance Authority (Unitypoint Health Project), Series 2018F, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.22%, 11/01/19		3,340	3,340,000
Iowa Finance Authority (Wesley Retirement Services, Inc.), Series 2003B, RB, VRDN (Bank of America NA LOC), 1.13%, 11/07/19		9,550	9,550,000

			206,460,000

Security		Par (000)	Value

Kansas — 0.3%(a)(b)(c)
Topeka Kansas Utility, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0696, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.17%, 11/07/19	USD	8,580	$8,580,000
Wyandotte County Kansas USD, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-23, GO, VRDN (Royal Bank of Canada LOC), 1.15%, 11/07/19		6,500	6,500,000

			15,080,000

Kentucky — 0.5%
Kentucky Economic Development Financing Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0161, RB, VRDN (Bank of America NA LOC), 1.15%, 11/07/19(a)(b)(c)		4,460	4,460,000
Louisville & Jefferson County Metropolitan Sewer District, Series 2019 (Bank of America NA LOC), 1.49%, 11/08/19		10,000	10,000,330
Louisville & Jefferson County Metropolitan Sewer District, Series 2019, 1.43%, 11/15/19		10,000	10,000,700

			24,461,030

Louisiana — 4.8%(b)
Ascension Parish Industrial Development Board, Inc. (BASF Corp. Project), Series 2009, RB, VRDN, 1.16%, 11/07/19		8,000	8,000,000
East Baton Rouge Parish Industrial Development Board, Inc. (Exxon Mobil Project), Series 2010A, RB, VRDN, 1.30%, 11/01/19		19,700	19,700,000
Louisiana Local Government Environmental Facilities & Community Development Authority (BASF Corp. Project), Series 2000B, RB, VRDN, 1.16%, 11/07/19		7,500	7,500,000
Louisiana Offshore Terminal Authority (Loop LLC Project), Series 2013B, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.18%, 11/07/19		17,525	17,525,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2004, RB, VRDN, 1.15%, 11/07/19		22,850	22,850,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2008B, RB, VRDN, 1.15%, 11/07/19		27,500	27,500,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2008C, RB, VRDN, 1.35%, 11/01/19		6,790	6,790,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2009A, RB, VRDN, 1.15%, 11/07/19		64,140	64,140,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2010, RB, VRDN, 1.15%, 11/07/19		76,500	76,500,000

			250,505,000

Maryland — 4.2%
Baltimore County, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0642, BAN, GO, VRDN (JP Morgan Chase Bank NA LIQ), 1.15%, 11/07/19(a)(b)(c)		1,900	1,900,000
County of Baltimore (Paths at Loveton Farms LP (The)), Series 1996, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.24%, 11/07/19(b)		1,485	1,485,000

44	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2019	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Maryland (continued)
County of Montgomery, Series 2009A (JP Morgan Chase Bank NA LIQ), 1.33%, 12/03/19	USD	79,000	$78,991,547
County of Montgomery, Series 2009B (JP Morgan Chase Bank NA LIQ), 1.32%, 11/07/19		77,100	77,098,535
County of Montgomery, Series 2017E, GO, VRDN (U.S. Bank NA SBPA), 1.30%, 11/01/19(b)		14,550	14,550,000
County of Washington (Homewood Williamsport Facility), Series 2007, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.24%, 11/07/19(b)		8,690	8,690,000
Maryland Economic Development Corp. (Howard Hughes Medical Institute Project), Series 2008A, RB, VRDN, 1.12%, 11/07/19(b)		750	750,000
Maryland Health & Higher Educational Facilities Authority, Series 2000, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.12%, 11/07/19(b)		13,550	13,550,000
Maryland Health & Higher Educational Facilities Authority, Series 2018, RB, VRDN (M&T Bank LOC), 1.12%, 11/07/19(a)(b)		18,250	18,250,000

			215,265,082

Massachusetts — 5.9%
City of Quincy, BAN, GO, 3.25%, 01/17/20		17,226	17,307,679
Commonwealth of Massachusetts, Series 2019A, GO, 4.00%, 04/23/20		50,000	50,676,870
Commonwealth of Massachusetts, Series 2019C, GO, 4.00%, 06/18/20		20,000	20,356,873
Massachusetts Bay Transportation Authority, Series 2000A, Sub-Series A-1, RB, VRDN (Barclays Bank plc SBPA), 1.13%, 11/07/19(b)		6,600	6,600,000
Massachusetts Bay Transportation Authority, Series 2010A-7, RB, VRDN, 1.42%, 05/28/20(b)		13,650	13,650,000
Massachusetts Development Finance Agency (Partners Healthcare System, Inc.), Series 2011K-1, RB, VRDN (Wells Fargo Bank NA SBPA), 1.11%, 11/07/19(b)		13,150	13,150,000
Massachusetts Health & Educational Facilities Authority, Series 1997P-2, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.14%, 11/07/19(b)		41,350	41,350,000
Massachusetts Health & Educational Facilities Authority, Series 2005, RB, VRDN (TD Bank NA LOC), 1.10%, 11/07/19(b)		14,475	14,475,000
Massachusetts Health & Educational Facilities Authority (Museum of Fine Arts), Series 2007A-1, RB, VRDN (Wells Fargo Bank NA SBPA), 1.27%, 11/01/19(b)		7,460	7,460,000
Massachusetts Housing Finance Agency, Series 208, RB, VRDN (Royal Bank of Canada SBPA), 1.12%, 11/07/19(b)		3,300	3,300,000
Massachusetts State Transporting Fund, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XF0610, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.15%, 11/07/19(a)(b)(c)		4,500	4,500,000
Massachusetts Water Resources Authority, Series 2008C-2, RB, VRDN (Barclays Bank plc SBPA), 1.14%, 11/07/19(b)		13,010	13,010,000

Security		Par (000)	Value

Massachusetts (continued)
University of Massachusetts Building Authority, Series 2011-1, RB, VRDN (Wells Fargo Bank NA SBPA), 1.16%, 11/07/19(b)	USD	21,190	$21,190,000
University of Massachusetts Building Authority, Series 2011-2, RB, VRDN, 1.42%, 05/28/20(b)		11,100	11,100,000
University of Massachusetts Building Authority, Series 2019A-1 (State Street Bank & Trust Co. Credit Agreement), 1.32%, 02/12/20		65,757	65,763,576
University of Massachusetts Building Authority, Series 2019B-1 (US Bank NA Credit Agreement), 1.28%, 02/12/20		4,000	4,000,388

			307,890,386

Michigan — 2.8%
Board of Trustees of Michigan State University, Series 2019F, 1.43%, 11/05/19		17,585	17,584,947
Board of Trustees of Michigan State University, Series 2019F, 1.32%, 12/03/19		20,670	20,667,788
Grand Valley State University, Series 2008B, RB, VRDN (TD Bank NA LOC), 1.11%, 11/07/19(b)		12,240	12,240,000
Kent Hospital Finance Authority (Spectrum Health System Obligated Group), Series 2008C, RB, VRDN (Bank of New York Mellon LOC), 1.16%, 11/07/19(b)		5,785	5,785,000
L’Anse Creuse Public Schools (L’Anse Creuse Public Schools), Series 2008, GO, VRDN (TD Bank NA LOC), 1.11%, 11/07/19(b)		13,850	13,850,000
Michigan Building Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019, RB, VRDN (Wells Fargo Bank NA LIQ), 1.15%, 11/07/19(a)(b)(c)		4,000	4,000,000
Michigan Finance Authority, Series 2019A-1, 4.00%, 08/20/20		4,050	4,140,271
Michigan State Building Authority (Facilities Program), Series II-B, RB, VRDN (Citibank NA LOC), 1.10%, 11/07/19(b)		2,620	2,620,000
Michigan State Housing Development Authority, Series 2006C, RB, VRDN (Barclays Bank plc SBPA), 1.13%, 11/07/19(b)		24,540	24,540,000
Michigan State University, Series 2000A-1, RB, VRDN (Royal Bank of Canada SBPA), 1.16%, 11/07/19(b)		12,550	12,550,000
Michigan State University, Series 2003A, RB, VRDN (Northern Trust Co. SBPA), 1.16%, 11/07/19(b)		10,115	10,115,000
Michigan State University, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018E-127, RB, VRDN (Royal Bank of Canada LOC), 1.37%, 11/01/19(a)(b)(c)		9,510	9,510,000
Oakland University, Series 2008, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.13%, 11/07/19(b)		9,690	9,690,000

			147,293,006

Minnesota — 2.5%
City of Minneapolis, Series 2018B, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.13%, 11/07/19(b)		15,000	15,000,000
City of Minneapolis (University Gateway Project), Series 2009, RB, VRDN (Wells Fargo Bank NA SBPA), 1.12%, 11/07/19(b)		5,900	5,900,000

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (continued) October 31, 2019	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Minnesota (continued)
City of Minneapolis St Paul Housing & Redevelopment Authority (Allina Health System), Series 2009B-2, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.38%, 11/01/19(b)	USD	16,600	$16,600,000
City of Rochester (Bella Grove Apartments Project), Series 2019A, RB, VRDN (United Fidelity Bank, Fsb LOC), 1.15%, 11/07/19(b)		15,000	15,000,000
County of Hennepin, Series 2018B, GO, VRDN (TD Bank NA SBPA), 1.10%, 11/07/19(b)		1,680	1,680,000
Housing & Redevelopment Authority of The City of St Paul Minnesota (Allina Health Obligated Group), Series 2009C, RB, VRDN (Wells Fargo Bank NA LOC), 1.11%, 11/07/19(b)		10,800	10,800,000
Regents of the University of Minnesota, Series 2019F, 1.34%, 11/06/19		44,100	44,099,250
University of Minnesota, Series 2019C, 1.42%, 12/05/19		18,000	18,000,774

			127,080,024

Mississippi — 0.2%
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010F, RB, VRDN, 1.14%, 11/07/19(b)		10,100	10,100,000

Missouri — 1.8%
Health & Educational Facilities Authority of the State of Missouri (Ascension Health Senior Credit Group), Series 2008C-5, RB, VRDN, 1.13%, 11/07/19(b)		6,000	6,000,000
Missouri State Health & Education Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0678, RB, VRDN (Royal Bank of Canada LIQ), 1.15%, 11/07/19(a)(b)(c)		5,000	5,000,000
Missouri State Health & Education Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0184, RB, VRDN (Citibank NA LOC), 1.17%, 11/07/19(a)(b)(c)		5,000	5,000,000
Missouri State Health & Education Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XL0080, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.15%, 11/07/19(a)(b)(c)		4,165	4,165,000
Missouri State Health & Education Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XM0575, RB, VRDN (Royal Bank of Canada LIQ), 1.15%, 11/07/19(a)(b)(c)		8,000	8,000,000
Missouri State Health & Education Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019C-17, RB, VRDN (Royal Bank of Canada LOC), 1.16%, 11/07/19(a)(b)(c)		14,000	14,000,000
Missouri State Health & Education Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series C-16, RB, VRDN (Royal Bank of Canada LOC), 1.18%, 11/07/19(a)(b)(c)		26,500	26,500,000
University of Missouri, Series 2019A, 1.17%, 12/06/19		20,000	20,000,000
University of Missouri, Series 2019A, 1.20%, 03/06/20		4,000	4,000,164

			92,665,164

Security		Par (000)	Value

Nebraska — 1.2%
Lincoln Nebraska Electric, Series 1995, 1.32%, 11/06/19	USD	25,750	$25,749,562
Omaha Public Power District, Series 2019A, 1.37%, 11/01/19		15,000	14,999,985
Omaha Public Power District, Series 2019A, 1.37%, 11/06/19		2,510	2,509,930
Omaha Public Power District, Series 2019A, 1.40%, 01/02/20		12,300	12,299,619
Omaha Public Power District Electric, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2685, RB, VRDN (Citibank NA LIQ), 1.15%, 11/07/19(a)(b)(c)		5,400	5,400,000

			60,959,096

Nevada — 0.6%(b)
City of Reno, Series 2009A, RB, VRDN (Wells Fargo Bank NA LOC), 1.11%, 11/07/19		25,175	25,175,000
City of Reno (Renown Regional Medical Center Obligated Group), Series 2008A, RB, VRDN (Wells Fargo Bank NA LOC), 1.11%, 11/07/19		3,995	3,995,000
City of Reno (Renown Regional Medical Center Project), Series 2008B, RB, VRDN (Wells Fargo Bank NA LOC), 1.11%, 11/07/19		800	800,000

			29,970,000

New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act, Series 2005A-2, RB, VRDN (State Street Bank & Trust Co. SBPA), 1.35%, 11/01/19(b)		3,800	3,800,000

New Jersey — 0.3%(a)(b)(c)
New Jersey Economic Development Authority, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XX1091, RB, VRDN (Barclays Bank plc LOC), 1.15%, 11/07/19		11,545	11,545,000
New Jersey State Housing & Mortgage Finance Agency, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019, RB, VRDN (Royal Bank of Canada LIQ), 1.13%, 11/07/19		2,865	2,865,000

			14,410,000

New York — 14.6%
Battery Park City Authority, Series 2019D- 1, RB, VRDN (TD Bank NA SBPA), 1.09%, 11/07/19(b)		1,500	1,500,000
Battery Park City Authority, Series 2019D- 2, RB, VRDN (TD Bank NA SBPA), 1.10%, 11/07/19(b)		47,200	47,200,000
City of New York, Series 2008, Sub-Series J-6, GO, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.32%, 11/01/19(b)		12,230	12,230,000
City of New York, Series 2012A, Sub-Series A-4, GO, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.11%, 11/07/19(b)		50,430	50,430,000
City of New York, Series 2012G, Sub-Series G-6, GO, VRDN (Mizuho Bank Ltd. LOC), 1.35%, 11/01/19(b)		4,950	4,950,000
City of New York, Series 2014I, Sub-Series I-2, GO, VRDN (JP Morgan Chase Bank NA SBPA), 1.35%, 11/01/19(b)		5,775	5,775,000
City of New York, Series 2014I, Sub-Series I-3, GO, VRDN (Citibank NA LOC), 1.10%, 11/07/19(b)		14,975	14,975,000

46	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2019	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

New York (continued)
City of New York, Series 2018D, Sub-Series D-4, GO, VRDN (Barclays Bank plc SBPA), 1.30%, 11/01/19(b)	USD	31,680	$31,680,000
Hudson YDS Infrastructure Corp., Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0550, RB, VRDN (Toronto-Dominion Bank LIQ), 1.17%, 11/07/19(a)(b)(c)		10,050	10,050,000
Hudson YDS Infrastructure Corp., Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0677, RB, VRDN (Toronto-Dominion Bank LIQ), 1.17%, 11/07/19(a)(b)(c)		4,595	4,595,000
Metropolitan Transportation Authority, Series 2008A-1, RB, VRDN (TD Bank NA LOC), 1.20%, 11/01/19(b)		380	380,000
Metropolitan Transportation Authority, Series 2012A-2, RB, VRDN (Bank of Montreal LOC), 1.24%, 11/07/19(b)		13,500	13,500,000
Metropolitan Transportation Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0572, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.15%, 11/07/19(a)(b)(c)		3,000	3,000,000
Metropolitan Transportation Authority, Tender Option Bond Trust Receipts/ Certificates Various States, Series E-126, RB, VRDN (Royal Bank of Canada LOC), 1.15%, 11/07/19(a)(b)(c)		30,500	30,500,000
New York City Health & Hospital Corp., Series 2008B, RB, VRDN (TD Bank NA LOC), 1.06%, 11/07/19(b)		100	100,000
New York City Housing Development Corp., Series 2006A, RB, VRDN (Fannie Mae LOC), 1.13%, 11/07/19(b)		500	500,000
New York City Housing Development Corp., Series 2017C-4, RB, VRDN (Wells Fargo Bank NA SBPA), 1.11%, 11/07/19(b)		4,490	4,490,000
New York City Municipal Water Finance, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019, RB, VRDN (Royal Bank of Canada LIQ), 1.15%, 11/07/19(a)(b)(c)		4,100	4,100,000
New York City Transitional Finance Authority Future Tax Secured, Series 2010 Sub-Series G-6, RB, VRDN (Barclays Bank plc SBPA), 1.30%, 11/01/19(b)		12,490	12,490,000
New York City Transitional Finance Authority Future Tax Secured, Series 2011, Sub- Series A-4, RB, VRDN (Barclays Bank plc SBPA), 1.30%, 11/01/19(b)		4,210	4,210,000
New York City Transitional Finance Authority Future Tax Secured, Series 2015A, Sub- Series A-4, RB, VRDN (Mizuho Bank Ltd. SBPA), 1.26%, 11/01/19(b)		32,735	32,735,000
New York City Transitional Finance Authority Future Tax Secured, Series 2016, Sub- Series E-4, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.35%, 11/01/19(b)		7,100	7,100,000
New York City Transitional Finance Authority Future Tax Secured, Series 2018, Sub- Series C-6, RB, VRDN (Sumitomo Mitsui Banking SBPA), 1.11%, 11/07/19(b)		19,950	19,950,000

Security		Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax Secured, Series 2019, Sub- Series A-4, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.35%, 11/01/19(b)	USD	11,945	$11,945,000
New York City Transitional Finance Authority Future Tax Secured, Series 2019, Sub- Series C-4, RB, VRDN (Barclays Bank plc SBPA), 1.30%, 11/01/19(b)		40,045	40,045,000
New York City Transitional Finance Authority, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XF0607, RB, VRDN (Citibank NA LIQ), 1.15%, 11/07/19(a)(b)(c)		4,625	4,625,000
New York City Water & Sewer System, Series 2001F, Sub-Series F-1, RB, VRDN (Mizuho Bank Ltd. SBPA), 1.35%, 11/01/19(b)		24,030	24,030,000
New York City Water & Sewer System, Series 2007, Sub-Series CC-2, RB, VRDN (Bank of Montreal SBPA), 1.19%, 11/01/19(b)		5,700	5,700,000
New York City Water & Sewer System, Series 2008B, Sub-Series B-1A, RB, VRDN (Sumitomo Mitsui Banking SBPA), 1.12%, 11/07/19(b)		1,025	1,025,000
New York City Water & Sewer System, Series 2008-BB-1, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 1.11%, 11/07/19(b)		26,210	26,210,000
New York City Water & Sewer System, Series 2009BB-2, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 1.22%, 11/01/19(b)		6,930	6,930,000
New York City Water & Sewer System, Series 2010CC, RB, VRDN (Barclays Bank plc SBPA), 1.11%, 11/07/19(b)		70,000	70,000,000
New York City Water & Sewer System, Series 2011, Sub-Series DD-2, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.35%, 11/01/19(b)		3,375	3,375,000
New York City Water & Sewer System, Series 2013AA, Sub-Series AA-2, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 1.11%, 11/07/19(b)		12,500	12,500,000
New York City Water & Sewer System, Series 2014, Sub-Series AA-4, RB, VRDN (Bank of Montreal SBPA), 1.27%, 11/01/19(b)		4,850	4,850,000
New York City Water & Sewer System, Series 2014AA, Sub-Series AA-3, RB, VRDN (TD Bank NA SBPA), 1.20%, 11/01/19(b)		52,075	52,075,000
New York City Water & Sewer System, Series 2015 Sub-Series BB-4, RB, VRDN (Barclays Bank plc SBPA), 1.30%, 11/01/19(b)		2,400	2,400,000
New York City Water & Sewer System, Series 2015BB, Sub-Series BB-2, RB, VRDN (Mizuho Bank Ltd. SBPA), 1.33%, 11/01/19(b)		3,750	3,750,000
New York City Water & Sewer System, Series 2016BB-1B, RB, VRDN (State Street Bank & Trust Co. SBPA), 1.31%, 11/01/19(b)		20,650	20,650,000
New York Environmental Facilities Corp., Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XF2586, RB, VRDN (Citibank NA LIQ), 1.13%, 11/07/19(a)(b)(c)		3,750	3,750,000
New York Local Government Assistance Corp., Series 2008B-7V, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.13%, 11/07/19(b)		810	810,000

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (continued) October 31, 2019	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

New York (continued)
New York Power Authority (JP Morgan Chase Bank NA, State Street Bank & Trust Co., Wells Fargo Bank NA, TD Bank NA SBPA), 1.42%, 11/06/19	USD	5,000	$5,000,035
New York Power Authority (JP Morgan Chase Bank NA, State Street Bank & Trust Co., Wells Fargo Bank NA, TD Bank NA SBPA), 1.45%, 11/07/19		26,495	26,495,848
New York Power Authority (JP Morgan Chase Bank NA, State Street Bank & Trust Co., Wells Fargo Bank NA, TD Bank NA SBPA), 1.39%, 12/03/19		7,150	7,150,686
New York Power Authority (JP Morgan Chase Bank NA, State Street Bank & Trust Co., Wells Fargo Bank NA, TD Bank NA SBPA), 1.40%, 12/05/19		42,916	42,915,013
New York State Authority General, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-XF0829, RB, VRDN (Royal Bank of Canada LOC), 1.15%, 11/07/19(a)(b)(c)		3,000	3,000,000
New York State Dormitory Authority, Series 2019C, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.17%, 11/07/19(b)		7,500	7,500,000
New York State Dormitory Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2647, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.14%, 11/07/19(a)(b)(c)		3,000	3,000,000
New York State Environmental Facilities Corp., Tender Option Bond Trust Receipts/ Certificates Various States, Series 2016- XF2344, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.15%, 11/07/19(a)(b)(c)		3,600	3,600,000
New York State Urban Development Corp., Series 2004A-3-B, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.11%, 11/07/19(b)		6,000	6,000,000
New York State Urban Development Corp., Series 2008A-1, RB, VRDN (Wells Fargo Bank NA LOC), 1.13%, 11/07/19(b)		2,290	2,290,000
New York State Urban Development Corp., Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XM0580, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.15%, 11/07/19(a)(b)(c)		3,750	3,750,000
New York, Tender Option Bond Trust Receipts/ Certificates Various States, Series G-55, GO, VRDN (Royal Bank of Canada LOC), 1.15%, 11/07/19(a)(b)(c)		7,865	7,865,000
Triborough Bridge & Tunnel Authority (MTA Bridge & Tunnel Authority), Series 2005A, RB, VRDN (TD Bank NA LOC), 1.10%, 11/07/19(b)		17,600	17,600,000
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2005, Sub- Series B-2, RB, VRDN (Citibank NA LOC), 1.25%, 11/01/19(b)		10,500	10,500,000
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2005B-3, RB, VRDN (State Street Bank & Trust Co. LOC), 1.29%, 11/01/19(b)		1,295	1,295,000

			759,071,582

Security		Par (000)	Value

North Carolina — 0.6%(b)
Bay Area Toll Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XG0019, RB, VRDN (Bank of America NA LIQ), 1.12%, 11/07/19(a)(c)	USD	5,250	$5,250,000
North Carolina Medical Care Commission (Moses Cone Health System), Series 2001A, RB, VRDN (BMO Harris Bank NA SBPA), 1.10%, 11/07/19		25,570	25,570,000

			30,820,000

Ohio — 3.6%
Akron Bath Copley Joint Township Hospital District, Series 2018B, RB, VRDN (BMO Harris Bank NA LOC), 1.15%, 11/07/19(b)		5,250	5,250,000
Akron Bath Copley Joint Township Hospital District (Summa Health Obligated Group), Series 2017B, RB, VRDN (BMO Harris Bank NA LOC), 1.11%, 11/07/19(b)		8,000	8,000,000
American Municipal Power, Inc. (Village of Carey Project), Series 2018, BAN, 3.00%, 12/05/19		1,435	1,437,170
American Municipal Power, Inc. (Village of Genoa Project), Series 2018, BAN, RB, 3.00%, 12/12/19		2,089	2,092,810
Berea Ohio City School District, Tender Option Bond Trust Receipts/Certificates Various States, Series G-54, GO, VRDN (Royal Bank of Canada LOC), 1.15%, 11/07/19(a)(b)(c)		3,050	3,050,000
City of Kirtland, Series 2019, BAN, GO, 2.75%, 06/18/20		1,915	1,932,123
Cleveland Ohio Water, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018E-119, RB, VRDN (Royal Bank of Canada LOC), 1.15%, 11/07/19(a)(b)(c)		10,000	10,000,000
County of Franklin, Series 2009A, RB, VRDN (Barclays Bank plc SBPA), 1.13%, 11/07/19(b)		20,650	20,650,000
County of Franklin (Nationwide Children’s Hospital, Inc. Project), Series 2015B, RB, VRDN, 1.08%, 11/07/19(b)		15,225	15,225,000
County of Franklin (OhioHealth Corporation), Series 2011DD-1, RB, VRDN, 1.12%, 11/07/19(b)		52,475	52,475,000
Forest Hills Ohio Local School District, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-30, GO, VRDN (Royal Bank of Canada LOC), 1.15%, 11/07/19(a)(b)(c)		2,300	2,300,000
Miami County Ohio Hospital Facilities, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019, RB, VRDN (Royal Bank of Canada LOC), 1.15%, 11/07/19(a)(b)(c)		3,000	3,000,000
Ohio State University (The), Series 2010E, RB, VRDN, 1.00%, 11/07/19(b)		4,080	4,080,000
Ohio Water Development Authority Water Pollution Control Loan Fund, Series 2016A, RB, VRDN (Toronto-Dominion Bank SBPA), 1.09%, 11/07/19(b)		1,040	1,040,000
RBC Municipal Products, Inc. Trust, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019E, RB, VRDN (Royal Bank of Canada LOC), 1.15%, 11/07/19(a)(b)(c)		11,800	11,800,000

48	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2019	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ohio (continued)
State of Ohio, Series 2019E, RB, VRDN (PNC Bank N.A. SBPA), 1.23%, 11/01/19(b)	USD	43,850	$43,850,000

			186,182,103

Oregon — 0.2%
Oregon State Facilities Authority (Quatama Housing LP Project), Series 2005A, RB, VRDN (Fannie Mae LOC), 1.18%, 11/07/19(b)		9,275	9,275,000

Pennsylvania — 2.4%(b)
Allegheny County Hospital Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017E-111, RB, VRDN (Royal Bank of Canada LOC), 1.37%, 11/01/19(a)(c)		18,490	18,490,000
Beaver County Industrial Development Authority, Series 2018A, RB, VRDN (BMO Harris Bank NA LOC), 1.15%, 11/07/19		3,380	3,380,000
Blair County Industrial Development Authority (Homewood Retirement Centers Obligated Group), Series 2004, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.24%, 11/07/19		4,125	4,125,000
Bucks County Industrial Development Authority (Grand View Hospital), Series 2008A, RB, VRDN (TD Bank NA LOC), 1.10%, 11/07/19		1,930	1,930,000
Geisinger Authority Pennsylvania Health System, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2017- XF0543, RB, VRDN (Royal Bank of Canada LIQ), 1.15%, 11/07/19(a)(c)		4,000	4,000,000
Geisinger Authority Pennsylvania Health System, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XM0613, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.15%, 11/07/19(a)(c)		4,325	4,325,000
General Authority of Southcentral Pennsylvania (Homewood Retirement Centers Obligated Group), Series 2003, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.24%, 11/07/19		3,445	3,445,000
General Authority of Southcentral Pennsylvania (WellSpan Health Obligated Group), Series 2019C, RB, VRDN (Bank of America NA LIQ), 1.13%, 11/07/19		9,500	9,500,000
Lancaster Industrial Development Authority, RB, VRDN (PNC Bank N.A. LOC), 1.14%, 11/07/19		10,970	10,970,000
Lycoming County Authority (Lycoming College Project), Series 2013-S1, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.16%, 11/07/19		2,770	2,770,000
Montgomery County Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2002, RB, VRDN (TD Bank NA SBPA), 1.35%, 11/01/19		7,815	7,815,000
Pennsylvania Economic Development Financing Authority (PSEG Power LLC Project), Series 2007, RB, VRDN (TD Bank NA LOC), 1.10%, 11/07/19		11,500	11,500,000
Pennsylvania State Housing Finance Agency, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XF0721, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.15%, 11/07/19(a)(c)		3,210	3,210,000

Security		Par (000)	Value

Pennsylvania (continued)
Pennsylvania State University (The), RB, VRDN, 1.58%, 06/01/20	USD	5,200	$5,200,000
Pennsylvania Turnpike Commission, Series 2019, RB, VRDN (TD Bank NA LOC), 1.10%, 11/07/19		3,000	3,000,000
Philadelphia Authority for Industrial, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-XF2836, RB, VRDN (Mizuho Capital Markets LLC LOC), 1.27%, 11/07/19(a)(c)		3,930	3,930,000
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Series 2007A, RB, VRDN (PNC Bank N.A. SBPA), 1.15%, 11/07/19		18,000	18,000,000
Westmoreland County Muni Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-YX1075, RB, VRDN (Barclays Bank plc LOC), 1.15%, 11/07/19(a)(c)		7,595	7,595,000
Wilkes-Barre Area School District, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019, GO, VRDN (Bank of America NA LOC), 1.19%, 11/07/19(a)(c)		2,280	2,280,000

			125,465,000

Rhode Island — 0.1%
Rhode Island Health & Education Building Corp., Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019- XM0721, RB, VRDN (Wells Fargo Bank NA LIQ), 1.15%, 11/07/19(a)(b)(c)		7,000	7,000,000

South Carolina — 0.6%
City of Columbia Waterworks & Sewer System, Series 2009, RB, VRDN (Sumitomo Mitsui Banking LOC), 1.12%, 11/07/19(b)		20,825	20,825,000
County of Richland, Series 2019A, BAN, GO, 3.00%, 02/27/20		12,000	12,067,138

			32,892,138

Tennessee — 0.6%
City of Memphis, Series 2012A, 1.47%, 12/05/19		15,750	15,750,677
Clarksville Public Building Authority (Tennessee Municipal Bond), Series 1999, RB, VRDN (Bank of America NA LOC), 1.14%, 11/07/19(b)		3,525	3,525,000
Tennessee Housing Development Agency Resident, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-YX1087, RB, VRDN (Barclays Bank plc LIQ), 1.15%, 11/07/19(a)(b)(c)		10,595	10,595,000

			29,870,677

Texas — 19.3%
Abilene Texas, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-31, GO, VRDN (Royal Bank of Canada LOC), 1.15%, 11/07/19(a)(b)(c)		3,000	3,000,000
Austin Electric Utility System, Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF0220, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.22%, 11/07/19(a)(b)(c)		27,745	27,745,000
Bexar County Housing Finance Corp. (AAMHA LLC Project), Series 2000, RB, VRDN (Fannie Mae LOC), 1.12%, 11/07/19(b)		2,505	2,505,000

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (continued) October 31, 2019	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Texas (continued)
Brazos County Texas Health Facilities Development Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-BAML5021, RB, VRDN (Bank of America NA LOC), 1.25%, 11/07/19(a)(b)(c)	USD	12,000	$12,000,000
City of Austin, Series 2008B, RB, VRDN (Sumitomo Mitsui Banking LOC), 1.15%, 11/07/19(b)		4,300	4,300,000
City of Austin, Series 2017A, RB, VRDN (Citibank NA LOC), 1.12%, 11/07/19(b)		12,685	12,685,000
City of Garland, Series 2018 (Bank of America NA LOC), 1.35%, 11/01/19		14,000	13,999,958
City of Garland, Series 2019 (Sumitomo Mitsui Banking LOC), 1.40%, 12/03/19		5,000	5,000,685
City of Garland, Series 2019 (Sumitomo Mitsui Banking LOC), 1.25%, 12/03/19		19,500	19,500,819
City of Houston Combined Utility System, Series 2004B-4, RB, VRDN (PNC Bank N.A. LOC), 1.11%, 11/07/19(b)		10,000	10,000,000
City of New Braunfels Utility System, Series 2019A, 1.32%, 12/04/19		10,000	9,998,470
City of San Antonio, Series 2019, Sub-Series A-1 (JP Morgan Chase Bank NA Credit Agreement), 1.35%, 11/04/19		19,000	18,999,829
City of San Antonio, Series 2019, Sub-Series A-1 (JP Morgan Chase Bank NA Credit Agreement), 1.35%, 02/27/20		13,000	12,995,632
City of San Antonio, Series 2019A (Bank of America NA Credit Agreement), 1.34%, 01/16/20		26,400	26,410,349
City of San Antonio, Series 2019A (Bank of America NA Credit Agreement), 1.30%, 01/29/20		2,000	2,000,080
City of San Antonio, Series 2019A (Bank of America NA Credit Agreement), 1.35%, 02/05/20		7,000	7,002,779
City of San Antonio, Series 2019A (Bank of America NA Credit Agreement), 1.37%, 03/04/20		5,000	5,001,795
County of Harris, Series 2019E-1 (Landesbank Hessen-Thuringen Girozentrale/NY Branch LOC), 1.36%, 12/11/19		22,950	22,953,970
Dallas Area Rapid Transit, Series 2019IIA (JP Morgan Chase Bank NA Liquidity), 1.40%, 12/12/19		5,500	5,499,884
Dallas Texas Water Works & Swear System, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XF2697, RB, VRDN (Citibank NA LIQ), 1.14%, 11/07/19(a)(b)(c)		6,000	6,000,000
Denton Texas Independent School District, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XF0648, GO, VRDN (Toronto-Dominion Bank LIQ), 1.15%, 11/07/19(a)(b)(c)		3,745	3,745,000
Fort Bend Independent School District, Series 2019A (JP Morgan Chase Bank NA Guaranty), 1.38%, 01/22/20		6,000	6,000,216
Harris County Cultural Education Facilities Finance Corp., 1.68%, 11/05/19		56,600	56,603,255
Harris County Cultural Education Facilities Finance Corp., 1.47%, 12/04/19		2,140	2,140,483
Harris County Cultural Education Facilities Finance Corp. (The Methodist Hospital System), Series 2008, Sub-Series C-1, RB, VRDN, 1.35%, 11/01/19(b)		22,245	22,245,000

Security		Par (000)	Value

Texas (continued)
Harris County Cultural Education Facilities Finance Corp. (The Methodist Hospital System), Series 2008, Sub-Series C-2, RB, VRDN, 1.35%, 11/01/19(b)	USD	40,145	$40,145,000
Harris County Health Facilities Development Corp. (Methodist Hospital Obligated Group), Series 2008, Sub-Series A-1, RB, VRDN, 1.35%, 11/01/19(b)		25,300	25,300,000
Harris County Health Facilities Development Corp. (Methodist Hospital Obligated Group), Series 2008A-2, RB, VRDN, 1.35%, 11/01/19(b)		15,535	15,535,000
Harris County Toll Road Authority (The), Series 2019E-1 (Landesbank Hessen- Thuringen Girozentrale/NY Branch LOC), 1.23%, 02/06/20		5,100	5,100,000
Lamar Texas Cons Independent School District, Tender Option Bond Trust Receipts/ Certificates Various States, Series G-18, GO, VRDN (Royal Bank of Canada LOC), 1.15%, 11/07/19(a)(b)(c)		7,740	7,740,000
Laredo Texas, Tender Option Bond Trust Receipts/Certificates Various States, Series G-60, GO, VRDN (Royal Bank of Canada LOC), 1.15%, 11/07/19(a)(b)(c)		3,000	3,000,000
Leander Texas Independent School District, Tender Option Bond Trust Receipts/ Certificates Various States, Series G-34, GO, VRDN (Royal Bank of Canada LOC), 1.15%, 11/07/19(a)(b)(c)		2,000	2,000,000
North Bend Water Authority Texas Water, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019- XF0816, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.22%, 11/07/19(a)(b)(c)		12,820	12,820,000
Pasadena Independent School District, Series 2005-B, GO, VRDN (JP Morgan Chase Bank NA SBPA), 1.13%, 11/07/19(b)		20,100	20,100,000
Port of Arthur Navigation District Industrial Development Corp. (Total Petrochemicals & Refining USA, Inc.), Series 2012, RB, VRDN, 1.16%, 11/07/19(b)		6,000	6,000,000
Port of Arthur Navigation District Industrial Development Corp. (Total Petrochemicals USA, Inc. Project), Series 2010 A, RB, VRDN, 1.16%, 11/07/19(b)		3,000	3,000,000
Red River Education Finance Corp. (Texas Christian University Project), Series 2000, RB, VRDN (Northern Trust Co. SBPA), 1.15%, 11/07/19(b)		15,000	15,000,000
Richardson Independent School District (The Permanent School Fund Guarantee Program), Series 2019, GO, 5.00%, 02/15/20		4,500	4,548,806
San Antonio Electric & Gas, Series 2019B, 1.32%, 01/09/20		76,000	76,022,344
South Texas Community College District, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018G- 35, GO, VRDN (Royal Bank of Canada LOC), 1.15%, 11/07/19(a)(b)(c)		7,135	7,135,000
State of Texas, Series 2011C, GO, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 1.09%, 11/07/19(b)		17,090	17,090,000

50	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2019	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Texas (continued)
State of Texas, Series 2014D, GO, VRDN (Federal Home Loan Bank SBPA), 1.18%, 11/07/19(b)	USD	11,645	$11,645,000
State of Texas, Series 2016, GO, VRDN (Helaba SBPA), 1.21%, 11/07/19(b)		5,930	5,930,000
State of Texas, Series 2017, GO, VRDN (Sumitomo Mitsui Banking SBPA), 1.26%, 11/07/19(b)		49,400	49,400,000
State of Texas, Series 2018, GO, VRDN (Federal Home Loan Bank LIQ), 1.25%, 11/07/19(b)		4,950	4,950,000
State of Texas, Series 2019, TAN, 4.00%, 08/27/20		164,310	168,074,406
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas Project), Series 2008B, RB, VRDN (TD Bank NA LOC), 1.30%, 11/01/19(b)		21,800	21,800,000
Texas Water Development Board, Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF2201, RB, VRDN (Citibank NA LIQ), 1.15%, 11/07/19(a)(b)(c)		300	300,000
Texas Water Development Board, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0714, RB, VRDN (Toronto-Dominion Bank LIQ), 1.15%, 11/07/19(a)(b)(c)		3,750	3,750,000
University of Texas System (The), Series 2019A, 1.37%, 11/06/19		25,000	24,999,525
University of Texas System (The), Series 2019A, 1.33%, 11/07/19		12,500	12,499,825
University of Texas System (The), Series 2019A, 1.32%, 11/08/19		25,000	24,999,800
University of Texas System (The), Series 2019A, 1.36%, 12/10/19		25,000	24,999,350
University of Texas System (The), Series 2019A, 1.26%, 01/09/20		25,000	25,001,625
University of Texas System (The), Series 2019A, 1.45%, 04/01/20		25,000	25,001,875
University of Texas System (The), Series 2019A, 1.29%, 05/27/20		15,500	15,488,794

			997,709,554

Utah — 0.5%(b)
City of West Jordan (Broadmoor Village Apartments LLC), Series 2004, RB, VRDN (Freddie Mac LOC), 1.17%, 11/07/19		9,675	9,675,000
County of Utah (IHC Health Services, Inc.), Series 2016E, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.18%, 11/07/19		5,850	5,850,000
County of Weber (IHC Health Services, Inc.), Series 2000C, RB, VRDN (Bank of New York Mellon SBPA), 1.35%, 11/01/19		8,500	8,500,000
Utah County Utah Hospital, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019, RB, VRDN (Wells Fargo Bank NA LIQ), 1.15%, 11/07/19(a)(c)		1,910	1,910,000

			25,935,000

Security		Par (000)	Value

Virginia — 1.8%(b)
Alexandria Industrial Development Authority (Young Men’s Christian Association of Metropolitan Washington Facility), Series 1998, RB, VRDN (First National Bank of MD LOC), 1.29%, 11/07/19	USD	1,075	$1,075,000
Fairfax County Industrial Development Authority (Inova Health System Project), Series 2016C, RB, VRDN, 1.12%, 11/07/19		24,060	24,060,000
Fairfax County Industrial Development Authority (Inova Health System Project), Series 2018C, RB, VRDN, 1.12%, 11/07/19		46,225	46,225,000
Hampton Roads Transport Accountant, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0606, RB, VRDN (Bank of America NA LIQ), 1.14%, 11/07/19(a)(c)		4,400	4,400,000
Norfolk Economic Development Authority, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XG0183, RB, VRDN (Barclays Bank plc LIQ), 1.15%, 11/07/19(a)(c)		12,860	12,860,000
Virginia Commonwealth Transportation Board Trust, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XF0659, RB, VRDN (Royal Bank of Canada LIQ), 1.15%, 11/07/19(a)(c)		6,000	6,000,000

			94,620,000

Washington — 0.8%(b)
Port of Tacoma, Series 2008B, RB, VRDN (Bank of America NA LOC), 1.15%, 11/07/19		17,000	17,000,000
Washington State Health Care Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2527, RB, VRDN (Citibank NA LIQ), 1.15%, 11/07/19(a)(c)		1,875	1,875,000
Washington State Housing Finance Commission, Series 2016VR-1N, RB, VRDN (Royal Bank of Canada SBPA), 1.12%, 11/07/19		3,300	3,300,000
Washington State Housing Finance Commission (Panorama Project), Series 2008, RB, VRDN (Wells Fargo Bank NA LOC), 1.16%, 11/07/19		4,000	4,000,000
Washington State War Veterans, GO, VRDN, 1.70%, 02/01/20		14,000	14,131,121

			40,306,121

Wisconsin — 2.1%(b)
University of Wisconsin Hospitals & Clinics, Series 2009B, RB, VRDN (U.S. Bank NA LOC), 1.12%, 11/07/19		26,800	26,800,000
University of Wisconsin Hospitals & Clinics, Series 2018C, RB, VRDN (BMO Harris Bank NA SBPA), 1.27%, 11/01/19		34,000	34,000,000
Wisconsin Housing & Economic Development Authority, Series 2011A, RB, VRDN (Federal Home Loan Bank SBPA), 1.14%, 11/07/19		1,975	1,975,000
Wisconsin Housing & Economic Development Authority, Series 2015C, RB, VRDN (Royal Bank of Canada SBPA), 1.12%, 11/07/19.		6,555	6,555,000
Wisconsin Housing & Economic Development Authority, Series 2016C, RB, VRDN (Royal Bank of Canada SBPA), 1.12%, 11/07/19.		2,625	2,625,000
Wisconsin Housing & Economic Development Authority, Series 2017D, RB, VRDN (Royal Bank of Canada SBPA), 1.12%, 11/07/19.		9,200	9,200,000

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (continued) October 31, 2019	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wisconsin (continued)
Wisconsin Housing & Economic Development Authority, Series 2018C, RB, VRDN (Royal Bank of Canada SBPA), 1.12%, 11/07/19	USD	12,840	$12,840,000
Wisconsin Housing & Economic Development Authority (Wisconsin Housing & Economic Development Authority), Series 2019B, RB, VRDN (Federal Home Loan Bank SBPA), 1.12%, 11/07/19		17,400	17,400,000

			111,395,000

Wyoming — 0.2%
Wyoming Community Development Authority, Series 2018-2, RB, VRDN (Royal Bank of Canada SBPA), 1.12%, 11/07/19(b)		9,750	9,750,000

Total Municipal Bonds — 98.4% (Cost: $5,104,987,047)			5,105,246,455

Closed-End Investment Companies — 2.9%(b)

California — 0.7%
Nuveen California AMT-Free Quality Municipal Income Fund, Series 2013, VRDP, 1.13%, 11/07/19		12,000	12,000,000
Nuveen California AMT-Free Quality Municipal Income Fund, Series 2016, VRDP, 1.13%, 11/07/19(a)		25,000	25,000,000

			37,000,000

Security		Par (000)	Value

New York — 1.8%
Nuveen AMT-Free Quality Municipal Income Fund, Series 2016, VRDP, 1.20%, 11/07/19	USD	14,300	$14,300,000
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 2010, VRDP, (Citibank NA LIQ), 1.17%, 11/07/19		49,500	49,500,000
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 2016, VRDP, 1.16%, 11/07/19(a)		27,000	27,000,000

			90,800,000

Other — 0.4%
Nuveen AMT-Free Municipal Credit Income Fund, Series 2013, VRDP, (Citibank NA LIQ), 1.19%, 11/07/19		19,000	19,000,000
Nuveen AMT-Free Quality Municipal Income Fund, Series 2013, VRDP, 1.19%, 11/07/19(a)		2,900	2,900,000

			21,900,000

Total Closed-End Investment Companies — 2.9% (Cost: $149,700,000)			149,700,000

Total Investments — 101.3% (Cost: $5,254,687,047)(e)			5,254,946,455

Liabilities in Excess of Other Assets — (1.3)%			(69,779,825)

Net Assets — 100.0%			$5,185,166,630

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Cost for U.S. federal income tax purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$5,254,946,455	$—	$5,254,946,455

(a)	See above Schedule of Investments for values in each state.

See notes to financial statements.

52	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments October 31, 2019	MuniFund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds — 95.5%

Alaska — 1.3%(a)
Alaska Housing Finance Corp., Series 2009B, RB, VRDN (Federal Home Loan Bank SBPA), 1.09%, 11/07/19	USD	1,915	$1,915,000
Alaska Housing Finance Corp., Series 2009D, RB, VRDN (Federal Home Loan Bank SBPA), 1.09%, 11/07/19		900	900,000

			2,815,000

Colorado — 4.1%(a)
City of Colorado Springs Utilities System, Series 2006B, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 1.21%, 11/07/19		500	500,000
City of Colorado Springs Utilities System, Series 2009C, RB, VRDN (Sumitomo Mitsui Banking SBPA), 1.12%, 11/07/19		2,220	2,220,000
Colorado Health Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0667, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.15%, 11/07/19(b)(c)		1,000	1,000,000
Colorado Health Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-XX1105, RB, VRDN (Barclays Bank plc LOC), 1.16%, 11/07/19(b)(c)		1,275	1,275,000
County of Arapahoe, Series 2001, RB, VRDN (Freddie Mac LOC), 1.12%, 11/07/19		1,945	1,945,000
Sheridan Redevelopment Agency (South Santa Fe Drive Corridor Redevelopment Project), Series 2011A-1, VRDN (JP Morgan Chase Bank NA LOC), 1.15%, 11/07/19		1,980	1,980,000

			8,920,000

Connecticut — 2.4%
Town of Greenwich, BAN, GO, 3.00%, 01/16/20		3,000	3,008,291
Town of Stratford, BAN, GO, 3.00%, 12/19/19		2,175	2,178,096

			5,186,387

District of Columbia — 0.4%
District of Columbia (Community Connections Real Estate Foundation), Series 2007A, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.24%, 11/07/19(a)		900	900,000

Florida — 7.0%
Cape Coral Water & Sewer, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-YX1071, RB, VRDN (Barclays Bank plc LOC), 1.16%, 11/07/19(a)(b)(c)		1,000	1,000,000
County of Miami-Dade Water & Sewer System, Series 2019B-1, 1.35%, 11/06/19		1,000	1,000,000
County of Palm Beach (The Raymond F. Kravis Center for the Performing Arts, Inc. Project), Series 2002, RB, VRDN (Northern Trust Co. LOC), 1.18%, 11/07/19(a)		2,200	2,200,000
Escambia County Health Facilities Authority (Azalea Trace, Inc.), Series 2003B, RB, VRDN (TD Bank NA SBPA), 1.35%, 11/01/19(a)		8,070	8,070,000
Miami-Dade Water & Sewer Department, Series 2019A-1, 1.38%, 11/06/19		2,000	2,000,000

Security		Par (000)	Value

Florida (continued)
Palm Beach County Health Facility, Tender Option Bond Trust Receipts/Certificate Various States, Series 2019-XG0255, RB, VRDN (Bank of America NA LOC), 1.17%, 11/07/19(a)(b)(c)	USD	900	$900,000

			15,170,000

Georgia — 1.5%(a)(b)(c)
Brookhaven Development Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-XM0766, RB, VRDN (Barclays Bank plc LIQ), 1.15%, 11/07/19		1,000	1,000,000
Municipal Electric Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-XG0257, RB, VRDN (Bank of America NA LOC), 1.17%, 11/07/19		2,230	2,230,000

			3,230,000

Illinois — 4.3%(a)
City of Galesburg (Knox College Project), Series 1999, RB, VRDN (PNC Bank N.A. LOC), 1.14%, 11/07/19		2,550	2,550,000
Illinois Finance Authority (Advocate Health Care Network), Series 2008C-1, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.18%, 11/07/19		5,300	5,300,000
Illinois Finance Authority (Young Men’s Christian Association of Metropolitan Chicago), Series 2004, RB, VRDN (BMO Harris Bank NA LOC), 1.18%, 11/07/19		225	225,000
Illinois Finance Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XG0133, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.16%, 11/07/19(b)(c)		1,135	1,135,000
University of Illinois, Series 1997B, RB, VRDN (Wells Fargo Bank NA LOC), 1.18%, 11/07/19		200	200,000

			9,410,000

Indiana — 2.2%
Indiana Finance Authority (Convention Center Expansion Project), Series 2008, RB, VRDN (BMO Harris Bank NA SBPA), 1.13%, 11/07/19(a)		2,855	2,855,000
Trustees of Indiana University, Series 2019, 1.30%, 11/13/19		2,000	2,000,000

			4,855,000

Iowa — 4.3%(a)
Iowa Finance Authority (CJ Bio America, Inc.), Series 2012, RB, VRDN (Korea Development Bank LOC), 1.41%, 11/07/19(c)		7,300	7,300,000
Iowa Finance Authority (MidAmerican Energy Co.), Series 2016A, RB, VRDN, 1.15%, 11/07/19		1,950	1,950,000

			9,250,000

Kansas — 0.5%
Wyandotte County Kansas USD, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-23, GO, VRDN (Royal Bank of Canada LOC), 1.15%, 11/07/19(a)(b)(c)		1,000	1,000,000

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (continued) October 31, 2019	MuniFund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Kentucky — 0.2%
Kentucky Economic Development Financing Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0161, RB, VRDN (Bank of America NA LOC), 1.15%, 11/07/19(a)(b)(c)	USD	500	$500,000

Louisiana — 0.7%
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2008B, RB, VRDN, 1.15%, 11/07/19(a)		1,510	1,510,000

Maryland — 3.8%
County of Baltimore (Odyssey School Facility (The)), Series 2001, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.24%, 11/07/19(a)		1,065	1,065,000
County of Montgomery, Series 2009A, 1.33%, 12/03/19		2,000	2,000,000
County of Montgomery, Series 2009B, 1.32%, 11/07/19		3,000	3,000,000
Maryland Health & Higher Educational Facilities Authority, Series 2008D, RB, VRDN (TD Bank NA LOC), 1.20%, 11/01/19(a)		200	200,000
Maryland Health & Higher Educational Facilities Authority, Series 2018, RB, VRDN (M&T Bank LOC), 1.12%, 11/07/19(a)(c)		1,925	1,925,000

			8,190,000

Massachusetts — 4.4%
Boston Water & Sewer Commission, Series 2019A, 1.29%, 12/03/19		2,000	2,000,000
City of Quincy, BAN, GO, 3.25%, 01/17/20		4,000	4,012,608
Massachusetts Development Finance Agency (Partners Healthcare System, Inc.), Series 2011K-1, RB, VRDN (Wells Fargo Bank NA SBPA), 1.11%, 11/07/19(a)		600	600,000
Massachusetts Health & Educational Facilities Authority, Series 1997P-2, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.14%, 11/07/19(a)		1,400	1,400,000
University of Massachusetts Building Authority, Series 2011-1, RB, VRDN (Wells Fargo Bank NA SBPA), 1.16%, 11/07/19(a)		450	450,000
University of Massachusetts Building Authority, Series 2019A-1, 1.32%, 02/12/20		1,000	1,000,000

			9,462,608

Michigan — 3.4%
Board of Trustees of Michigan State University, Series 2019F, 1.43%, 11/05/19		3,000	3,000,000
Michigan Finance Authority, Series 2019A-1, 4.00%, 08/20/20		1,000	1,021,335
Michigan State University, Series 2000A-1, RB, VRDN (Royal Bank of Canada SBPA), 1.16%, 11/07/19(a)		2,980	2,980,000
Michigan Strategic Fund (Wedgwood Christian Services Project), Series 2008, RB, VRDN (Bank of America NA LOC), 1.16%, 11/07/19(a)		300	300,000

			7,301,335

Minnesota — 0.2%
City of Minneapolis (University Gateway Project), Series 1997B, RB, VRDN (Wells Fargo Bank NA SBPA), 1.16%, 11/07/19(a)		400	400,000

Security		Par (000)	Value

Mississippi — 2.8%(a)
County of Jackson (Chevron Corp.), Series 1993, RB, VRDN, 1.26%, 11/01/19	USD	2,300	$2,300,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010A, RB, VRDN, 1.14%, 11/07/19		2,550	2,550,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010F, RB, VRDN, 1.14%, 11/07/19		1,335	1,335,000

			6,185,000

Missouri — 1.5%(a)
City of Kansas City (H. Roe Bartle Convention Center Project), Series 2008E, RB, VRDN (Sumitomo Mitsui Banking LOC), 1.12%, 11/07/19		330	330,000
Missouri State Health & Education Facilities Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series C-16, RB, VRDN (Royal Bank of Canada LOC), 1.18%, 11/07/19(b)(c)		3,000	3,000,000

			3,330,000

Nebraska — 2.3%
Lincoln Nebraska Electric, Series 1995, 1.32%, 11/06/19		2,000	2,000,000
Omaha Public Power District Electric, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2551, RB, VRDN (Citibank NA LIQ), 1.17%, 11/07/19(a)(b)(c)		3,000	3,000,000

			5,000,000

New York — 5.9%(a)
Metropolitan Transportation Authority, Series 2012A-2, RB, VRDN (Bank of Montreal LOC), 1.24%, 11/07/19		2,000	2,000,000
Metropolitan Transportation Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0572, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.15%, 11/07/19(b)(c)		2,555	2,555,000
Metropolitan Transportation Authority, Tender Option Bond Trust Receipts/ Certificates Various States, Series E-126, RB, VRDN (Royal Bank of Canada LOC), 1.15%, 11/07/19(b)(c)		2,000	2,000,000
New York City Transitional Finance Authority Future Tax Secured, Series 2014, Sub- Series D-3, RB, VRDN (Mizuho Bank Ltd. SBPA), 1.26%, 11/01/19		100	100,000
New York City Transitional Finance Authority Future Tax Secured, Series 2018, Sub- Series C-6, RB, VRDN (Sumitomo Mitsui Banking SBPA), 1.11%, 11/07/19		560	560,000
New York City Transitional Finance Authority, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XF0607, RB, VRDN (Citibank NA LIQ), 1.15%, 11/07/19(b)(c)		1,000	1,000,000
New York City Water & Sewer System, Series 2014AA, Sub-Series AA-1, RB, VRDN (Mizuho Bank Ltd. SBPA), 1.35%, 11/01/19		2,600	2,600,000
New York, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019E, GO, VRDN (Royal Bank of Canada LOC), 1.15%, 11/07/19(b)(c)		2,000	2,000,000

			12,815,000

54	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2019	MuniFund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

North Carolina — 2.4%(a)
City of Raleigh (Downtown Improvement Projects), Series 2004A, VRDN (Wells Fargo Bank NA SBPA), 1.16%, 11/07/19	USD	4,200	$4,200,000
County of New Hanover, Series 2006, GO, VRDN (Wells Fargo Bank NA SBPA), 1.16%, 11/07/19		1,015	1,015,000

			5,215,000

Ohio — 2.1%
American Municipal Power, Inc. (Village of Genoa Project), Series 2018, BAN, RB, 3.00%, 12/12/19		120	120,114
American Municipal Power, Inc. (Village of WoodField Project), Series 2019, BAN, 3.00%, 01/23/20		704	705,430
Berea Ohio City School District, Tender Option Bond Trust Receipts/Certificates Various States, Series G-54, GO, VRDN (Royal Bank of Canada LOC), 1.15%, 11/07/19(a)(b)(c)		1,000	1,000,000
City of Kirtland, Series 2019, BAN, GO, 2.75%, 06/18/20		500	503,712
City of Parma Heights, Series 2019-2, BAN, GO, 2.50%, 04/09/20		915	918,948
Ohio State Hospital Facility, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0573, RB, VRDN (Toronto-Dominion Bank LIQ), 1.15%, 11/07/19(a)(b)(c)		350	350,000
RBC Municipal Products, Inc. Trust, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019E, RB, VRDN (Royal Bank of Canada LOC), 1.15%, 11/07/19(a)(b)(c)		1,000	1,000,000

			4,598,204

Pennsylvania — 2.9%(a)
Allegheny County Hospital Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017E-111, RB, VRDN (Royal Bank of Canada LOC), 1.37%, 11/01/19(b)(c)		2,000	2,000,000
Bucks County Industrial Development Authority (Grand View Hospital), Series 2008A, RB, VRDN (TD Bank NA LOC), 1.10%, 11/07/19		200	200,000
City of Philadelphia Water & Wastewater, Series 1997B, RB, VRDN (TD Bank NA LOC), 1.10%, 11/07/19		400	400,000
Pennsylvania State Housing Finance Agency, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XF0721, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.15%, 11/07/19(b)(c)		800	800,000
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Series 2007A, RB, VRDN (PNC Bank N.A. SBPA), 1.15%, 11/07/19		2,000	2,000,000
Westmoreland County Muni Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-YX1075, RB, VRDN (Barclays Bank plc LOC), 1.15%, 11/07/19(b)(c)		1,000	1,000,000

			6,400,000

Security		Par (000)	Value

Rhode Island — 0.6%
Rhode Island Health & Education Building Corp., Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019- XM0721, RB, VRDN (Wells Fargo Bank NA LIQ), 1.15%, 11/07/19(a)(b)(c)	USD	1,250	$1,250,000

South Carolina — 1.4%
County of Richland, Series 2019A, BAN, GO, 3.00%, 02/27/20		3,000	3,011,910

Tennessee — 0.5%
City of Memphis, Series 2012A, 1.47%, 12/05/19		1,000	1,000,000

Texas — 19.9%
Brazos County Texas Health Facilities Development Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-BAML5021, RB, VRDN (Bank of America NA LOC), 1.25%, 11/07/19(a)(b)(c)		1,000	1,000,000
City of Austin, Series 2017A, RB, VRDN (Citibank NA LOC), 1.12%, 11/07/19(a)		1,865	1,865,000
City of Garland, Series 2018, 1.35%, 11/01/19		1,500	1,500,000
City of Garland, Series 2019, 1.25%, 12/03/19		1,000	1,000,000
City of Garland, Series 2019, 1.40%, 12/03/19		1,000	1,000,000
City of New Braunfels Utility System, Series 2019A, 1.32%, 12/04/19		1,000	1,000,000
City of New Braunfels Utility System, Series 2019A (JP Morgan Chase Bank NA SBPA), 1.53%, 12/11/19		1,200	1,200,000
City of San Antonio, Series 2019, Sub-Series A-1, 1.35%, 11/04/19		1,000	1,000,000
City of San Antonio, Series 2019, Sub-Series A-1 (JP Morgan Chase Bank NA LOC), 1.35%, 02/27/20		2,000	2,000,000
City of San Antonio, Series 2019A (Bank of America NA SBPA), 1.35%, 02/05/20		1,500	1,500,000
County of Harris, Series 2019E-1 (Landesbank Hessen-Thuringen Girozentrale/NY Branch LOC), 1.36%, 12/11/19		2,000	2,000,000
Dallas Area Rapid Transit, Series 2019IIA (JP Morgan Chase Bank NA SBPA), 1.40%, 12/12/19		1,000	1,000,000
Harris County Cultural Education Facilities Finance Corp., 1.68%, 11/05/19		2,000	2,000,000
Harris County Cultural Education Facilities Finance Corp. (The Methodist Hospital System), Series 2008, Sub-Series C-1, RB, VRDN, 1.35%, 11/01/19(a)		1,500	1,500,000
Harris County Health Facilities Development Corp. (Methodist Hospital Obligated Group), Series 2008, Sub-Series A-1, RB, VRDN, 1.35%, 11/01/19(a)		1,500	1,500,000
Leander Texas Independent School District, Tender Option Bond Trust Receipts/ Certificates Various States, Series G-62, GO, VRDN (Royal Bank of Canada LOC), 1.15%, 11/07/19(a)(b)(c)		2,000	2,000,000
North Bend Water Authority Texas Water, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019- XF0816, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.22%, 11/07/19(a)(b)(c)		1,500	1,500,000
Port of Arthur Navigation District Industrial Development Corp. (Total Petrochemicals & Refining USA, Inc.), Series 2012, RB, VRDN, 1.16%, 11/07/19(a)		1,500	1,500,000

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (continued) October 31, 2019	MuniFund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Texas (continued)
Port of Arthur Navigation District Industrial Development Corp. (Total Petrochemicals USA, Inc. Project), Series 2010 A, RB, VRDN, 1.16%, 11/07/19(a)	USD	1,000	$1,000,000
Port of Port Arthur Navigation District (ATOFINA Petrochemicals, Inc.), Series 2002C, RB, VRDN, 1.16%, 11/07/19(a)		1,500	1,500,000
San Antonio Water System, Series 2019, Sub-Series A-1 (JP Morgan Chase Bank NA LOC), 1.46%, 01/28/20		2,000	2,000,000
State of Texas, Series 2012B, GO, VRDN (State Street Bank & Trust Co. SBPA), 1.21%, 11/07/19(a)		1,170	1,170,000
State of Texas, Series 2016, GO, VRDN (Helaba SBPA), 1.21%, 11/07/19(a)		1,300	1,300,000
State of Texas, Series 2019, TAN, 4.00%, 08/27/20		5,500	5,621,452
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas Project), Series 2008-A, RB, VRDN (TD Bank NA LOC), 1.20%, 11/01/19(a)		400	400,000
Texas A&M University, Series 2019B, 1.35%, 03/03/20		2,175	2,175,000
University of Texas System (The), Series 2019A, 1.29%, 05/27/20		2,000	2,000,000

			43,231,452

Utah — 3.1%
County of Utah (IHC Health Services, Inc.), Series 2016C, RB, VRDN (BMO Harris Bank NA SBPA), 1.14%, 11/07/19(a)		6,700	6,700,000

Virginia — 0.3%
Hampton Roads Transport Accountant, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0606, RB, VRDN (Bank of America NA LIQ), 1.14%, 11/07/19(a)(b)(c)		700	700,000

Washington — 4.4%
County of King, Series 2019B, GO, VRDN (TD Bank NA SBPA), 1.13%, 11/07/19(a)		2,000	2,000,000
Vancouver Housing Authority, RB, VRDN (Freddie Mac LIQ), 1.16%, 11/07/19(a)		2,420	2,420,000
Washington State, GO, 5.00%, 02/01/20		1,000	1,008,189
Washington State Housing Finance Commission, Series 2016VR-1N, RB, VRDN (Royal Bank of Canada SBPA), 1.12%, 11/07/19(a)		3,000	3,000,000

Security		Par (000)	Value

Washington (continued)
Washington State Housing Finance Commission (Living Care Center Project), Series 2000, RB, VRDN (Wells Fargo Bank NA LOC), 1.12%, 11/07/19(a)	USD	660	$660,000
Washington State Housing Finance Commission (Panorama Project), Series 2008, RB, VRDN (Wells Fargo Bank NA LOC), 1.16%, 11/07/19(a)		450	450,000

			9,538,189

Wisconsin — 4.7%(a)
Public Finance Authority (WakeMed), Series 2019C, RB, VRDN (Barclays Bank plc LOC), 1.32%, 11/01/19		1,400	1,400,000
Wisconsin Housing & Economic Development Authority, Series 2015C, RB, VRDN (Royal Bank of Canada SBPA), 1.12%, 11/07/19		1,560	1,560,000
Wisconsin Housing & Economic Development Authority, Series 2017C-4, RB, VRDN (Federal Home Loan Bank SBPA), 1.18%, 11/07/19		7,355	7,355,000

			10,315,000

Total Municipal Bonds — 95.5% (Cost: $207,390,085)			207,390,085

Closed-End Investment Companies — 4.2%

New York — 2.4%(a)
Nuveen AMT-Free Quality Municipal Income Fund, Series 2016, VRDP, 1.20%, 11/07/19		700	700,000
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 2010, VRDP, (Citibank NA LIQ), 1.17%, 11/07/19		1,500	1,500,000
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 2016, VRDP, 1.16%, 11/07/19(c)		3,000	3,000,000

			5,200,000

Other — 1.8%
Nuveen AMT-Free Quality Municipal Income Fund, Series 2013, VRDP, 1.19%, 11/07/19(a)(c)		4,000	4,000,000

Total Closed-End Investment Companies — 4.2% (Cost: $9,200,000)			9,200,000

Total Investments — 99.7% (Cost: $216,590,085)(d)			216,590,085

Other Assets Less Liabilities — 0.3%			712,855

Net Assets — 100.0%			$217,302,940

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Cost for U.S. federal income tax purposes.

56	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2019	MuniFund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$216,590,085	$—	$216,590,085

(a)	See above Schedule of Investments for values in each state.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Schedule of Investments October 31, 2019	California Money Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds — 99.9%

California — 99.9%
Abag Finance Authority for Nonprofit Corp., Series 2011A, RB, VRDN (Freddie Mac LOC), 0.85%, 11/07/19(a)	USD	11,540	$11,540,000
Abag Finance Authority for Nonprofit Corp. (Sharp Healthcare), Series 2009C, RB, VRDN (Citibank NA LOC), 0.90%, 11/07/19(a)		1,940	1,940,000
Alameda County Joint Powers Authority, Series 2019, 1.30%, 12/05/19		2,000	1,999,956
Bay Area Toll Authority, Series 2007B-2, RB, VRDN (Sumitomo Mitsui Banking LOC), 0.87%, 11/07/19(a)		13,000	13,000,000
Bay Area Toll Authority, Series 2008C-1, RB, VRDN (Sumitomo Mitsui Banking LOC), 0.87%, 11/07/19(a)		1,200	1,200,000
Bay Area Toll Authority, Series 2019C, RB, VRDN (Bank of America NA LOC), 0.83%, 11/07/19(a)		3,450	3,450,000
Bay Area Toll Authority, Series 2019D, RB, VRDN (Sumitomo Mitsui Banking LOC), 0.90%, 11/07/19(a)		1,200	1,200,000
Bay Area Toll Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019, RB, VRDN (Wells Fargo Bank NA LIQ), 1.10%, 11/07/19(a)(b)(c)		3,000	3,000,000
California Educational Facilities Authority (California Institute of Technology), Series 2006A, RB, VRDN, 0.84%, 11/07/19(a)		6,130	6,130,000
California Educational Facilities Authority (California Institute of Technology), Series 2006B, RB, VRDN, 0.85%, 11/07/19(a)		8,430	8,430,000
California Health Facilities Financing Authority (Catholic Healthcare West), Series 2011C, RB, VRDN (Bank of Montreal LOC), 0.90%, 11/07/19(a)		850	850,000
California Health Facilities Financing Authority (Scripps Health Obligated Group), Series 2012B, RB, VRDN, 0.92%, 11/07/19(a)		3,565	3,565,000
California Health Facilities Financing Authority (Scripps Health Obligated Group), Series 2012C, RB, VRDN, 0.88%, 11/07/19(a)		6,020	6,020,000
California Health Facilities Financing Authority (Stanford Health Care Obligated Group), Series 2008-B1, RB, VRDN, 0.92%, 11/07/19(a)		7,760	7,760,000
California Health Facilities Funding Authority, Tender Option Bond Trust Receipts/ Certificates Various States (Sutter Health), Series 2019, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.10%, 11/07/19(a)(b)(c)		2,300	2,300,000
California Municipal Finance Authority (Chevron USA, Inc. Project), Series 2010A, RB, VRDN, 1.00%, 11/01/19(a)		9,980	9,980,000
California Municipal Finance Authority (Chevron USA, Inc. Project), Series 2010A, RB, VRDN, 1.04%, 11/01/19(a)		3,200	3,200,000
California Pollution Control Financing Authority (Air Products & Chemicals, Inc. Project), Series 1997B, RB, VRDN, 1.07%, 11/01/19(a)		2,300	2,300,000
California Public Finance Authority (Sharp HealthCare), Series 2017C, RB, VRDN (Barclays Bank plc LOC), 0.93%, 11/01/19(a)		8,260	8,260,000

Security		Par (000)	Value

California (continued)
California State University Institute, Series 2019A, 1.28%, 01/07/20	USD	2,300	$2,300,081
California Statewide Communities Development Authority (Rady Children’s Hospital), Series 2008B, RB, VRDN (Wells Fargo Bank NA LOC), 0.95%, 11/01/19(a)		8,945	8,945,000
California Statewide Communities Development Authority (Uptown Newport Apartments), Series 2017BB, RB, VRDN (East West Bank LOC), 1.16%, 11/07/19(a)		2,000	2,000,000
California Statewide Communities Development Authority (Western University Of Health Sciences), Series 2007A, RB, VRDN (Wells Fargo Bank NA LOC), 0.91%, 11/07/19(a)		19,280	19,280,000
California University of Sciences & Medicine, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019, RB, VRDN (Mizuho Capital Markets LLC LOC), 1.27%, 11/07/19(a)(b)(c)		10,235	10,235,000
Chaffey Joint Union High School District, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2017- XF0548, GO, VRDN (Royal Bank of Canada LIQ), 1.15%, 11/07/19(a)(b)(c)		1,700	1,700,000
City of Los Angeles Department of Airports, Series 2019-XF2835, 1.22%, 11/07/19		3,000	2,999,907
City of Modesto, Series 2008A, COP, VRDN (JP Morgan Chase Bank NA LOC), 0.95%, 11/07/19(a)		1,850	1,850,000
City of Riverside, Series 2008C, RB, VRDN (Barclays Bank plc LOC), 0.84%, 11/07/19(a)(c)		5,660	5,660,000
City of San Francisco Public Utilities Commission Water, Series 2010, Sub-Series F, RB, 4.00%, 11/01/19		2,335	2,335,000
County of Riverside (2009 Public Safety Communication And Woodcrest Library Project), Series 2009, COP, VRDN (Bank of America NA LOC), 0.90%, 11/07/19(a)		1,500	1,500,000
East Bay Municipal Utility District Water System, Series 2008A-1, RB, VRDN (Wells Fargo Bank NA SBPA), 0.92%, 11/07/19(a)		6,230	6,230,000
Eastern Municipal Water District, Series 2017A, RB, VRDN (Sumitomo Mitsui Banking SBPA), 0.86%, 11/07/19(a)		2,400	2,400,000
Eastern Municipal Water District, Series 2017B, RB, VRDN (Sumitomo Mitsui Banking SBPA), 0.90%, 11/07/19(a)		2,015	2,015,000
Gilroy California Unified School District, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019, GO, VRDN (Royal Bank of Canada LIQ), 1.13%, 11/07/19(a)(b)(c)		2,000	2,000,000
Hartnell Community College District, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0587, GO, VRDN (Toronto-Dominion Bank LIQ), 1.14%, 11/07/19(a)(b)(c)		1,150	1,150,000
Imperial Irrigation District Electric, Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XM0488, RB, VRDN (Royal Bank of Canada LIQ), 1.17%, 11/07/19(a)(b)(c)		4,100	4,100,000

58	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2019	California Money Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

California (continued)
Imperial Irrigation District Electric, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XM0611, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.12%, 11/07/19(a)(b)(c)	USD	3,600	$3,600,000
Irvine Ranch Water District, Series 1993, VRDN (U.S. Bank NA LOC), 0.92%, 11/01/19(a)		5,100	5,100,000
Irvine Ranch Water District, Series 2009B, VRDN (Bank of America NA LOC), 0.97%, 11/01/19(a)		5,000	5,000,000
Long Beach California Community College, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019, GO, VRDN (JP Morgan Chase Bank NA LIQ), 1.10%, 11/07/19(a)(b)(c)		2,821	2,821,000
Los Angeles California Housing Department, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.10%, 11/07/19(a)(b)(c)		1,875	1,875,000
Los Angeles County Housing Authority, 1.18%, 12/03/19		1,900	1,900,060
Los Angeles Department of Water, Series 2001B, Sub-Series B-3, RB, VRDN (Royal Bank of Canada SBPA), 0.81%, 11/07/19(a)		6,350	6,350,000
Los Angeles Department of Water, Series 2019A, Sub-Series A-2, RB, VRDN (TD Bank NA SBPA), 0.97%, 11/01/19(a)		15,000	15,000,000
Los Angeles Department of Water, Series 2019A, Sub-Series A-3, RB, VRDN (Citibank NA SBPA), 0.97%, 11/01/19(a)		350	350,000
Los Angeles Department of Water (Water System Revenue Bonds), Series 2001B, Sub-Series B-1, RB, VRDN (Royal Bank of Canada SBPA), 0.81%, 11/07/19(a)		5,900	5,900,000
Los Angeles Department of Water (Water System Revenue Bonds), Series 2001B, Sub-Series B-4, RB, VRDN (Citibank NA SBPA), 1.00%, 11/01/19(a)		17,500	17,500,000
Los Angeles Department of Water & Power System, Series 2001, Sub-Series B-3, RB, VRDN (Barclays Bank plc SBPA), 0.97%, 11/01/19(a)		300	300,000
Los Angeles Department of Water & Power System, Series 2001B, Sub-Series B-7, RB, VRDN (TD Bank NA SBPA), 0.80%, 11/07/19(a)		4,000	4,000,000
Metropolitan Water District of Southern California, RB, VRDN (Citibank NA SBPA), 1.00%, 11/01/19(a)		3,400	3,400,000
Metropolitan Water District of Southern California, Series 2015A-2, RB, VRDN, 0.80%, 11/07/19(a)		550	550,000
Metropolitan Water District of Southern California, Series 2017A, RB, VRDN (Citibank NA SBPA), 1.00%, 11/01/19(a)		8,205	8,205,000
Metropolitan Water District of Southern California, Series A-1, RB, VRDN (Toronto- Dominion Bank SBPA), 1.00%, 11/01/19(a)		5,000	5,000,000
Metropolitan Water District Southern Co., Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019E- 138, RB, VRDN (Royal Bank of Canada LOC), 1.12%, 11/07/19(a)(b)(c)		1,200	1,200,000

Security		Par (000)	Value

California (continued)
Municipal Improvement Corp. of Los Angeles (BMO Harris Bank), Series 2019A-3, 1.64%, 12/19/19	USD	500	$500,103
Natomas University School District, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019-XG0250, GO, VRDN (Bank of America NA LIQ), 1.14%, 11/07/19(a)(b)(c)		6,580	6,580,000
Northern California Power Agency (Hydroelectric Project), Series 2008A, RB, VRDN (Bank of America NA LOC), 0.88%, 11/07/19(a)		5,800	5,800,000
Orange County Water District, Series 2003A, COP, VRDN (Citibank NA LOC), 0.87%, 11/07/19(a)		2,850	2,850,000
Palomar California Community College District, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019, GO, VRDN (JP Morgan Chase Bank NA LIQ), 1.12%, 11/07/19(a)(b)(c)		1,279	1,279,000
Regents of the University of California Medical Center Pooled, Series 2007B, Sub-Series B-2, RB, VRDN, 0.95%, 11/01/19(a)		6,700	6,700,000
Riverside County Asset Leasing Corp., Series 2008A, RB, VRDN (Wells Fargo Bank NA LOC), 0.94%, 11/07/19(a)		4,950	4,950,000
Sacramento Transportation Authority, Series 2014A, RB, VRDN (Sumitomo Mitsui Banking LOC), 1.02%, 11/07/19(a)(d)		10,000	10,000,000
San Bernardino Community College District, Tender Option Bond Trust Receipts/ Certificates Various States, Series G-78, GO, VRDN (Royal Bank of Canada LOC), 1.12%, 11/07/19(a)(b)(c)		2,000	2,000,000
San Diego California Unified School District, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019, GO, VRDN (Royal Bank of Canada LIQ), 1.12%, 11/07/19(a)(b)(c)		2,425	2,425,000
San Diego County Regional Transportation Commission, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.83%, 11/07/19(a)		2,775	2,775,000
San Diego County Regional Transportation Commission, Series 2008A, RB, VRDN (JP Morgan Chase Bank NA SBPA), 0.88%, 11/07/19(a)		4,420	4,420,000
San Diego County Regional Transportation Commission, Series 2008C, RB, VRDN (Bank of America NA SBPA), 0.95%, 11/07/19(a)		3,375	3,375,000
San Diego County Regional Transportation Commission, Series 2008D, RB, VRDN (State Street Bank & Trust Co. SBPA), 0.82%, 11/07/19(a)		3,100	3,100,000
San Diego Housing Authority (Park & Market Apartments Obligated Group), Series 2017A, RB, VRDN (Bank of Tokyo- Mitsubishi UFJ Ltd. LOC), 0.94%, 11/07/19(a)		2,600	2,600,000
San Diego Public Facilities Financing Authority, Series 2019B, 1.30%, 02/13/20		2,000	2,000,254
San Francisco Bay Area Rapid Transit District, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2017- XF2449, GO, VRDN (Citibank NA LIQ), 1.08%, 11/07/19(a)(b)(c)		200	200,000

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (continued) October 31, 2019	California Money Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

California (continued)
San Francisco City & County Airport Comm- San Francisco International Airport, Series 2018B, RB, VRDN (Barclays Bank plc LOC), 0.88%, 11/07/19(a)	USD	1,100	$1,100,000
San Francisco City & County Airport Comm- San Francisco International Airport, Series 2018C, RB, VRDN (Sumitomo Mitsui Banking LOC), 0.89%, 11/07/19(a)		1,305	1,305,000
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay North Public Improvements), Series 2002, VRDN (Bank of America NA LOC), 0.93%, 11/07/19(a)		1,885	1,885,000
San Francisco City and County Public Utilities Commission, Series 2019A-1 (Bank of America NA LOC), 1.22%, 11/13/19		5,350	5,350,091
San Jose California Unified School District, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2018- XF2534, GO, VRDN (Citibank NA LIQ), 1.08%, 11/07/19(a)(b)(c)		900	900,000
San Mateo California Unified School District, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019, GO, VRDN (JP Morgan Chase Bank NA LIQ), 1.12%, 11/07/19(a)(b)(c)		3,905	3,905,000
Santa Barbara California Unified School District, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019, GO, VRDN (JP Morgan Chase Bank NA LIQ), 1.15%, 11/07/19(a)(b)(c)		869	869,000

Security		Par (000)	Value

California (continued)
Santa Clara Valley Transportation Authority, Series 2008C, RB, VRDN (TD Bank NA SBPA), 0.95%, 11/01/19(a)	USD	4,500	$4,500,000
State of California, Series 2003A-2, GO, VRDN (Bank of Montreal LOC), 0.90%, 11/01/19(a)		6,000	6,000,000
State of California, Series 2003C-1, GO, VRDN (TD Bank NA LOC), 0.77%, 11/07/19(a)		5,000	5,000,000
State of California, Series 2019A-5 (US Bank NA LOC), 1.10%, 01/16/20		7,500	7,500,187
State of California Department of Water Resources, Series 2019-1 (Bank of America NA Credit Agreement), 1.35%, 11/01/19		3,440	3,440,003
University of California, Series 2013AL-3, RB, VRDN, 1.00%, 11/01/19(a)		26,100	26,100,000
University of California, Series 2019A, 1.30%, 11/20/19		1,500	1,499,850
University of California, Series 2019A, 1.09%, 12/04/19		4,000	4,000,156
Western Municipal Water District Facilities Authority, Series 2012A, RB, VRDN (TD Bank NA LOC), 0.80%, 11/07/19(a)		950	950,000

Total Municipal Bonds — 99.9% (Cost: $396,734,000)			396,734,648

Total Investments — 99.9% (Cost: $396,734,000)(e)			396,734,648

Other Assets Less Liabilities — 0.1%			589,762

Net Assets — 100.0%			$397,324,410

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Cost for U.S. federal income tax purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities(a)	$—	$396,734,648	$—	$396,734,648

(a)	See above Schedule of Investments for values in the state.

See notes to financial statements.

60	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments October 31, 2019	New York Money Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Municipal Bonds — 99.8%

New York — 99.8%
Albany Industrial Development Agency (Corning Preserve/Hudson Riverfront Development Project), Series 2002, RB, VRDN (Keybank NA LOC), 1.25%, 11/07/19(a)	USD	535	$535,000
Amherst Development Corp. (Asbury Pointe, Inc. Project), Series 2011A, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.17%, 11/07/19(a)		4,200	4,200,000
Battery Park City Authority, Series 2019D- 1, RB, VRDN (TD Bank NA SBPA), 1.09%, 11/07/19(a)		2,100	2,100,000
Battery Park City Authority, Series 2019D- 2, RB, VRDN (TD Bank NA SBPA), 1.10%, 11/07/19(a)		3,600	3,600,000
Battery Park City Authority, Tender Option Bond Trust Receipts/Certificates Various States, Series 2019, RB, VRDN (Royal Bank of Canada LOC), 1.15%, 11/07/19(a)(b)		6,000	6,000,000
City of New York, Series 2006I-3, GO, VRDN (Bank of America NA LOC), 1.32%, 11/01/19(a)		500	500,000
City of New York, Series 2012A, Sub-Series A-4, GO, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.11%, 11/07/19(a)		500	500,000
City of New York, Series 2012G, Sub-Series G-4, GO, VRDN (Citibank NA LOC), 1.10%, 11/07/19(a)		200	200,000
City of New York, Series 2012G, Sub-Series G-7, GO, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.22%, 11/01/19(a)		6,765	6,765,000
City of New York, Series 2013A, Sub-Series A-2, GO, VRDN (Mizuho Bank Ltd. SBPA), 1.30%, 11/01/19(a)		200	200,000
City of New York, Series 2013A, Sub-Series A-3, GO, VRDN (Mizuho Bank Ltd. LOC), 1.30%, 11/01/19(a)		2,400	2,400,000
City of New York, Series 2015F, Sub-Series F-5, GO, VRDN (Barclays Bank plc SBPA), 1.30%, 11/01/19(a)		1,450	1,450,000
City of New York, Series 2017, Sub-Series A-6, GO, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 1.32%, 11/01/19(a)		1,475	1,475,000
City of New York, Series 2018B, Sub-Series B-5, GO, VRDN (Barclays Bank plc SBPA), 1.30%, 11/01/19(a)		2,900	2,900,000
Dutchess County Industrial Development Agency (Marist College Civic Facility), Series 2008, RB, VRDN (TD Bank NA LOC), 1.04%, 11/07/19(a)		1,005	1,005,000
East Rochester Housing Authority (Park Ridge Nursing Home, Inc. Project), Series 2008, RB, VRDN (M&T Bank LOC), 1.17%, 11/07/19(a)		3,665	3,665,000
Franklin County Civic Development Corp. (Alice Hyde Medical Center Project), Series 2013A, RB, VRDN (HSBC Bank USA NA LOC), 1.16%, 11/07/19(a)		1,100	1,100,000
Hudson YDS Infrastructure Corp., Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0550, RB, VRDN (Toronto-Dominion Bank LIQ), 1.17%, 11/07/19(a)(b)(c)		1,200	1,200,000

Security		Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, Series 2005D, Sub-Series D-2, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.23%, 11/01/19(a)	USD	5,290	$5,290,000
Metropolitan Transportation Authority, Series 2008A-1, RB, VRDN (TD Bank NA LOC), 1.20%, 11/01/19(a)		3,820	3,820,000
Metropolitan Transportation Authority, Series 2012G, Sub-Series G-2, RB, VRDN (TD Bank NA LOC), 1.10%, 11/07/19(a)		1,500	1,500,000
Metropolitan Transportation Authority, Series Sub-Series 2002B-1, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.10%, 11/07/19(a)		700	700,000
Nassau County, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-5, GO, VRDN (Royal Bank of Canada LOC), 1.15%, 11/07/19(a)(b)(c)		2,100	2,100,000
New York City Health & Hospital Corp., Series 2008B, RB, VRDN (TD Bank NA LOC), 1.06%, 11/07/19(a)		3,200	3,200,000
New York City Health & Hospital Corp. (HHC Capital Corp.), Series 2008C, RB, VRDN (TD Bank NA LOC), 1.08%, 11/07/19(a)		1,000	1,000,000
New York City Housing Development Corp., Series 2006A, RB, VRDN (Fannie Mae LOC), 1.13%, 11/07/19(a)		7,675	7,675,000
New York City Housing Development Corp., Series 2008A, RB, VRDN (Freddie Mac LOC), 1.13%, 11/07/19(a)		700	700,000
New York City Housing Development Corp., Series 2009A, RB, VRDN (Freddie Mac LOC), 1.08%, 11/07/19(a)		1,650	1,650,000
New York City Housing Development Corp., Series 2017C-4, RB, VRDN (Wells Fargo Bank NA SBPA), 1.11%, 11/07/19(a)		2,400	2,400,000
New York City Housing Development Corp., Series 2019A-4, RB, VRDN (Royal Bank of Canada LIQ), 1.07%, 11/07/19(a)		2,950	2,950,000
New York City Housing Development Corp., Series 2019E-3, RB, VRDN (Royal Bank of Canada SBPA), 1.07%, 11/07/19(a)		3,400	3,400,000
New York City Housing Development Corp., Series A, RB, VRDN (Fannie Mae LOC), 1.10%, 11/07/19(a)		2,715	2,715,000
New York City Housing Development Corp. (Sustainable Neighborhood Bonds), Series 2017G-3, RB, VRDN (Wells Fargo Bank NA SBPA), 1.09%, 11/07/19(a)		2,600	2,600,000
New York City Industrial Development Agency, Series 2004B, RB, VRDN (Bank of America NA LOC), 1.31%, 11/01/19(a)		5,300	5,300,000
New York City Transitional Finance Authority Future Tax Secured, Series 2011, Sub- Series A-4, RB, VRDN (Barclays Bank plc SBPA), 1.30%, 11/01/19(a)		1,300	1,300,000
New York City Transitional Finance Authority Future Tax Secured, Series 2013C, Sub- Series C-5, RB, VRDN (Sumitomo Mitsui Banking LOC), 1.11%, 11/07/19(a)		4,625	4,625,000
New York City Transitional Finance Authority Future Tax Secured, Series 2014, Sub- Series D-3, RB, VRDN (Mizuho Bank Ltd. SBPA), 1.26%, 11/01/19(a)		700	700,000

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (continued) October 31, 2019	New York Money Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax Secured, Series 2018, Sub- Series C-6, RB, VRDN (Sumitomo Mitsui Banking SBPA), 1.11%, 11/07/19(a)	USD	1,000	$1,000,000
New York City Trust for Cultural Resources, Series 2009A, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.06%, 11/07/19(a)		2,570	2,570,000
New York City Water & Sewer System, Series 2003, Sub-series F-1-A, RB, VRDN (Barclays Bank plc SBPA), 1.11%, 11/07/19(a)		130	130,000
New York City Water & Sewer System, Series 2008-BB-1, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 1.11%, 11/07/19(a)		240	240,000
New York City Water & Sewer System, Series 2011DD-1, RB, VRDN (TD Bank NA SBPA), 1.20%, 11/01/19(a)		5,700	5,700,000
New York City Water & Sewer System, Series 2012A, Sub-Series A-1, RB, VRDN (Mizuho Bank Ltd. SBPA), 1.30%, 11/01/19(a)		2,255	2,255,000
New York City Water & Sewer System, Series 2014AA, Sub-Series AA-1, RB, VRDN (Mizuho Bank Ltd. SBPA), 1.35%, 11/01/19(a)		11,835	11,835,000
New York Local Government Assistance Corp., Series 2003A-4V, RB, VRDN (Bank of America NA SBPA), 1.13%, 11/07/19(a)		5,000	5,000,000
New York Local Government Assistance Corp., Series 2008B-3V, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.13%, 11/07/19(a)		905	905,000
New York Local Government Assistance Corp., Series 2008B-7V, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.13%, 11/07/19(a)		370	370,000
New York Power Authority (JP Morgan Chase Bank NA, State Street Bank & Trust Co., Wells Fargo Bank NA, TD Bank NA SBPA), 1.42%, 11/06/19		4,400	4,400,032
New York Power Authority (JP Morgan Chase Bank NA, State Street Bank & Trust Co., Wells Fargo Bank NA, TD Bank NA SBPA), 1.45%, 11/07/19		2,000	2,000,064
New York Power Authority (JP Morgan Chase Bank NA, State Street Bank & Trust Co., Wells Fargo Bank NA, TD Bank NA SBPA), 1.40%, 12/05/19		1,000	999,977
New York State Dormitory Authority, Series 2002A2, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.10%, 11/07/19(a)		7,975	7,975,000
New York State Dormitory Authority, Series 2003B, RB, VRDN (HSBC Bank USA NA LOC), 1.35%, 11/01/19(a)		900	900,000
New York State Dormitory Authority, Series 2003C, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.05%, 11/07/19(a)		545	545,000
New York State Dormitory Authority, Series 2005B, RB, VRDN (Mizuho Bank Ltd. LOC), 1.25%, 11/07/19(a)		1,550	1,550,000
New York State Dormitory Authority, Series 2006, RB, VRDN (Fannie Mae LOC), 1.12%, 11/07/19(a)		1,825	1,825,000
New York State Dormitory Authority, Series 2006B-1, RB, VRDN (Barclays Bank plc LOC), 1.08%, 11/07/19(a)		1,590	1,590,000
New York State Dormitory Authority, Series 2008A-1, RB, VRDN (Bank of America NA LOC), 1.01%, 11/07/19(a)		590	590,000

Security		Par (000)	Value

New York (continued)
New York State Dormitory Authority, Series 2012, RB, VRDN (HSBC Bank USA NA LOC), 1.20%, 11/07/19(a)	USD	7,435	$7,435,000
New York State Dormitory Authority (City University System, Consolidated Fifth), Series 2008C, RB, VRDN (Bank of America NA LOC), 1.07%, 11/07/19(a)		2,475	2,475,000
New York State Dormitory Authority (City University System, Consolidated Fifth), Series 2008D, RB, VRDN (TD Bank NA LOC), 1.10%, 11/07/19(a)		6,560	6,560,000
New York State Dormitory Authority (Columbia University), Series 2009A, RB, VRDN, 0.95%, 11/07/19(a)		450	450,000
New York State Dormitory Authority (Fordham University), Series 2008A-2, RB, VRDN (Bank of America NA LOC), 1.01%, 11/07/19(a)		2,530	2,530,000
New York State Dormitory Authority (Northern Westchester Hospital Association), Series 2009, RB, VRDN (TD Bank NA LOC), 1.10%, 11/07/19(a)		360	360,000
New York State Dormitory Authority (St John’s University), Series 2008B-1, RB, VRDN (Bank of America NA LOC), 1.08%, 11/07/19(a)		2,140	2,140,000
New York State Dormitory Authority (University of Rochester), Series 2003A, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.35%, 11/01/19(a)		2,845	2,845,000
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.), Series 2005A, Sub- Series A-1, RB, VRDN (Mizuho Bank Ltd. LOC), 1.09%, 11/07/19(a)		600	600,000
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.), Series 2005A, Sub- Series A-2, RB, VRDN (Mizuho Bank Ltd. LOC), 1.11%, 11/07/19(a)		700	700,000
New York State Energy Research & Development Authority (Consolidated Edison Company of New York, Inc. Project), Series 2005A, RB, VRDN (Mizuho Bank Ltd. LOC), 1.14%, 11/07/19(a)		1,000	1,000,000
New York State Housing Finance Agency, Series 2003L, RB, VRDN (Bank of America NA LOC), 1.08%, 11/07/19(a)		805	805,000
New York State Housing Finance Agency, Series 2009A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.37%, 11/01/19(a)		11,700	11,700,000
New York State Housing Finance Agency, Series 2009A, RB, VRDN (Fannie Mae LOC), 1.15%, 11/07/19(a)		4,500	4,500,000
New York State Housing Finance Agency, Series 2009B, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.37%, 11/01/19(a)		1,700	1,700,000
New York State Housing Finance Agency, Series 2010A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.16%, 11/07/19(a)		1,000	1,000,000

62	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2019	New York Money Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

New York (continued)
New York State Housing Finance Agency (42nd and 10th Associates LLC), Series 2008A, RB, VRDN (Freddie Mac LIQ), 1.14%, 11/07/19(a)	USD	5,750	$5,750,000
New York State Housing Finance Agency (42nd and 10th Associates LLC), Series 2010A, RB, VRDN (Freddie Mac LOC), 1.14%, 11/07/19(a)		5,300	5,300,000
New York State Housing Finance Agency (Barclay Street Realty LLC), Series 2004A, RB, VRDN (Fannie Mae LOC), 1.11%, 11/07/19(a)		4,400	4,400,000
New York State Housing Finance Agency (Clinton Park Development LLC), Series 2010A, RB, VRDN (Freddie Mac LIQ), 1.08%, 11/07/19(a)		300	300,000
New York State Housing Finance Agency (Historic Front Street Housing), Series 2003A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.12%, 11/07/19(a)		950	950,000
New York State Housing Finance Agency (River Terrace Associates LLC), Series 2004A, RB, VRDN (Fannie Mae LOC), 1.13%, 11/07/19(a)		400	400,000
New York State Urban Development Corp., Series 2004A-3-B, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.11%, 11/07/19(a)		2,355	2,355,000
New York State Urban Development Corp., Series 2008A-1, RB, VRDN (Wells Fargo Bank NA LOC), 1.13%, 11/07/19(a)		2,000	2,000,000
New York State Urban Development Corp. (State Facilities & Equipment), Series 2004A-3-D, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.10%, 11/07/19(a)		1,500	1,500,000
New York, Tender Option Bond Trust Receipts/ Certificates Various States, Series 2019E, GO, VRDN (Royal Bank of Canada LOC), 1.15%, 11/07/19(a)(b)(c)		3,000	3,000,000
North Amityville Fire Co., Inc., Series 2003, RB, VRDN (Citibank NA LOC), 1.20%, 11/07/19(a)		615	615,000
Oneida County Industrial Development Agency (Mohawk Valley Community College Dormitory Corp. Project), Series 2004 A, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 1.17%, 11/07/19(a)		4,540	4,540,000
Onondaga County Trust for Cultural Resources (Syracuse University Project), Series 2010A, RB, VRDN (Wells Fargo Bank NA LOC), 1.09%, 11/07/19(a)		6,410	6,410,000

Security		Par (000)	Value

New York (continued)
Rensselaer County Industrial Development Agency (Sage Colleges (The)), Series 2002A, RB, VRDN (M&T Bank LOC), 1.17%, 11/07/19(a)	USD	4,105	$4,105,000
Syracuse Industrial Development Agency (Syracuse University Project), Series 2005A, RB, VRDN (U.S. Bank NA LOC), 1.09%, 11/07/19(a)		300	300,000
Syracuse Industrial Development Agency (Syracuse University Project), Series 2005B, RB, VRDN (U.S. Bank NA LOC), 1.09%, 11/07/19(a)		1,555	1,555,000
Syracuse Industrial Development Agency (Syracuse University Project), Series 2008A- 2, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.30%, 11/01/19(a)		2,000	2,000,000
Triborough Bridge & Tunnel Authority, Series 2002F, RB, VRDN (Citibank NA LOC), 1.25%, 11/01/19(a)		2,250	2,250,000
Triborough Bridge & Tunnel Authority (MTA Bridge & Tunnel Authority), Series 2005A, RB, VRDN (TD Bank NA LOC), 1.10%, 11/07/19(a)		170	170,000
Westchester County Industrial Development Agency (Mercy College Project), Series 2005B, RB, VRDN (TD Bank NA LOC), 1.11%, 11/07/19(a)		340	340,000
Westchester County Industrial Development Agency (Northern Westchester Hospital Association), Series 2004, RB, VRDN (TD Bank NA LOC), 1.10%, 11/07/19(a)		2,085	2,085,000

Total Municipal Bonds — 99.8% (Cost: $242,925,000)			242,925,073

Closed-End Investment Companies — 0.2%

New York — 0.2%
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 2010, VRDP, (Citibank NA LIQ), 1.17%, 11/07/19(a)		500	500,000

Total Closed-End Investment Companies — 0.2% (Cost: $500,000)			500,000

Total Investments — 100.0% (Cost: $243,425,000)(d)			243,425,073

Other Assets Less Liabilities — 0.0%			113,267

Net Assets — 100.0%			$243,538,340

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Cost for U.S. federal income tax purposes.

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (continued) October 31, 2019	New York Money Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$243,425,073	$—	$243,425,073

(a)	See above Schedule of Investments for values in the state.

See notes to financial statements.

64	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

October 31, 2019

	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

ASSETS
Investments at value — unaffiliated(a)	$3,641,108,664	$56,581,149,355	$7,652,263,829	$8,250,349,350	$39,828,240,647
Cash	143,124,984	3,764,353,516	326,035,825	338,217,165	2,770,056,851
Repurchase agreements at value — unaffiliated(b)	—	51,072,689,724	2,137,000,561	2,784,001,306	35,219,877,332
Receivables:
Capital shares sold	3,283,919	539,963,465	9,000,000	51,877,725	382,305,707
Interest — unaffiliated	1,069,490	50,546,307	12,094,515	16,267,801	44,286,039
Prepaid expenses	249,195	1,237,458	434,104	204,230	1,244,966
Total assets	3,788,836,252	112,009,939,825	10,136,828,834	11,440,917,577	78,246,011,542

LIABILITIES
Cash received as collateral for repurchase agreements	—	—	—	—	2,019,000
Payables:
Investments purchased	238,200,922	—	83,002,736	69,001,642	—
Custodian fees	37,934	315,430	83,117	90,978	527,969
Income dividend distributions	3,737,947	84,732,509	15,799,684	6,862,581	66,937,013
Management fees	412,779	15,316,006	1,401,227	1,758,204	11,045,423
Trustees’ and Officer’s fees	1,455	30,177	1,737	4,818	22,074
Printing fees	14,511	30,303	14,346	22,765	28,961
Professional fees	43,087	287,105	39,150	105,153	46,128
Registration fees	77,023	1,162,669	732,996	517,411	944,722
Service and distribution fees	15,388	3,025,053	41	293,087	1,080,837
Transfer agent fees	32,198	476,905	30,548	246,771	234,420
Other accrued expenses	51,248	8,415	15,788	72,833	3,012
Total liabilities	242,624,492	105,384,572	101,121,370	78,976,243	82,889,559

NET ASSETS	$3,546,211,760	$111,904,555,253	$10,035,707,464	$11,361,941,334	$78,163,121,983

NET ASSETS CONSIST OF
Paid-in capital	$3,545,899,330	$111,898,969,635	$10,032,993,538	$11,356,695,999	$78,158,409,603
Accumulated earnings	312,430	5,585,618	2,713,926	5,245,335	4,712,380
NET ASSETS	$3,546,211,760	$111,904,555,253	$10,035,707,464	$11,361,941,334	$78,163,121,983

(a) Investments at cost — unaffiliated	$3,641,108,664	$56,581,149,355	$7,649,858,180	$8,247,455,628	$39,828,240,647
(b) Repurchase agreements at cost — unaffiliated	$—	$51,072,689,724	$2,137,000,561	$2,784,001,306	$35,219,877,332

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Assets and Liabilities  (continued)

October 31, 2019

	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

NET ASSET VALUE

Institutional
Net assets	$3,442,530,074	$93,106,502,982	$10,035,653,140	$10,609,770,182	$65,112,830,303
Share outstanding(c)	3,442,219,431	93,101,853,099	10,029,415,759	10,603,540,465	65,108,858,603
Net asset value	$1.00	$1.00	$1.0006	$1.0006	$1.00

Dollar
Net assets	$11,151,867	$2,307,110,460	$17,821	$79,837,256	$794,485,082
Share outstanding(c)	11,150,861	2,306,993,967	17,810	79,788,498	794,436,613
Net asset value	$1.00	$1.00	$1.0006	$1.0006	$1.00

Cash Management
Net assets	$11,839,378	$377,590,949	$—	$624,658,385	$1,035,656,612
Share outstanding(c)	11,838,309	377,572,704	—	624,292,946	1,035,593,458
Net asset value	$1.00	$1.00	$—	$1.0006	$1.00

Cash Reserve
Net assets	$382,768	$4,907,193,017	$—	$4,296,195	$123,577,500
Share outstanding(c)	382,733	4,906,942,675	—	4,293,653	123,569,962
Net asset value	$1.00	$1.00	$—	$1.0006	$1.00

Administration
Net assets	$80,271,170	$2,870,758,044	$—	$42,213,857	$733,782,509
Share outstanding(c)	80,263,935	2,870,613,231	—	42,188,015	733,737,729
Net asset value	$1.00	$1.00	$—	$1.0006	$1.00

Select
Net assets	$—	$256,240,633	$—	$—	$14,769,020
Share outstanding(c)	—	256,227,751	—	—	14,768,120
Net asset value	$—	$1.00	$—	$—	$1.00

Private Client
Net assets	$—	$229,630	$—	$1,165,459	$—
Share outstanding(c)	—	229,617	—	1,164,730	—
Net asset value	$—	$1.00	$—	$1.0006	$—

Premier
Net assets	$36,503	$36,502	$36,503	$—	$36,502
Share outstanding(c)	36,500	36,500	36,478	—	36,500
Net asset value	$1.00	$1.00	$1.0007	$—	$1.00

Capital
Net assets	$—	$8,078,893,036	$—	$—	$10,347,984,455
Share outstanding(c)	—	8,078,484,006	—	—	10,347,353,865
Net asset value	$—	$1.00	$—	$—	$1.00

(c)	Unlimited number of shares authorized, no par value.

See notes to financial statements.

66	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (continued)

October 31, 2019

	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

ASSETS
Investments at value — unaffiliated(a)	$44,514,846,431	$5,254,946,455	$216,590,085	$396,734,648	$243,425,073
Cash	1,165,156,863	—	8,770	10,089,960	30,808
Receivables:	—	—	—	—	—
Capital shares sold	124,832,653	16,905,140	—	—	—
Interest — unaffiliated	7,118,574	11,599,664	789,125	598,656	248,749
From the Manager	—	—	3,225	21,686	28,580
Prepaid expenses	1,107,395	315,925	116,204	28,822	49,852
Total assets	45,813,061,916	5,283,767,184	217,507,409	407,473,772	243,783,062

LIABILITIES
Bank overdraft	—	16,816,930	—	—	—
Payables:
Investments purchased	5,439,346,124	77,445,710	—	10,000,000	—
Board realignment and consolidation	—	—	570	—	—
Custodian fees	165,990	34,773	5,519	10,718	5,258
Income dividend distributions	45,513,070	3,349,091	120,660	71,814	159,288
Management fees	5,645,321	793,828	198	—	230
Trustees’ and Officer’s fees	9,734	1,294	360	974	19
Printing fees	19,270	13,517	13,741	16,521	16,190
Professional fees	118,235	40,150	43,047	35,094	50,928
Registration fees	1,654,481	63,318	3,588	8,665	7,743
Service and distribution fees	363,037	447	4,060	—	94
Transfer agent fees	140,441	32,559	6,309	2,285	1,898
Other accrued expenses	3,533	8,937	6,417	3,291	3,074
Total liabilities	5,492,979,236	98,600,554	204,469	10,149,362	244,722

NET ASSETS	$40,320,082,680	$5,185,166,630	$217,302,940	$397,324,410	$243,538,340

NET ASSETS CONSIST OF
Paid-in capital	$40,316,641,337	$5,184,962,677	$217,303,672	$397,323,447	$243,538,267
Accumulated earnings (loss)	3,441,343	203,953	(732)	963	73
NET ASSETS	$40,320,082,680	$5,185,166,630	$217,302,940	$397,324,410	$243,538,340

(a) Investments at cost — unaffiliated	$44,514,846,431	$5,254,687,047	$216,590,085	$396,734,000	$243,425,000

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Assets and Liabilities  (continued)

October 31, 2019

	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

NET ASSET VALUE

Institutional
Net assets	$38,728,217,053	$5,182,922,783	$194,629,407	$397,287,911	$243,501,840
Share outstanding(b)	38,724,911,576	5,182,243,892	194,468,326	397,208,042	243,501,758
Net asset value	$1.00	$1.0001	$1.00	$1.0002	$1.0000

Dollar
Net assets	$977,334,955	$2,207,348	$4,678,146	$—	$—
Share outstanding(b)	977,251,521	2,207,092	4,674,272	—	—
Net asset value	$1.00	$1.0001	$1.00	$—	$—

Cash Management
Net assets	$36,492,113	$—	$—	$—	$—
Share outstanding(b)	36,488,998	—	—	—	—
Net asset value	$1.00	$—	$—	$—	$—

Cash Reserve
Net assets	$74,034,219	$—	$—	$—	$—
Share outstanding(b)	74,027,898	—	—	—	—
Net asset value	$1.00	$—	$—	$—	$—

Administration
Net assets	$465,702,544	$—	$15,486,797	$—	$—
Share outstanding(b)	465,662,815	—	15,473,986	—	—
Net asset value	$1.00	$—	$1.00	$—	$—

Select
Net assets	$38,265,293	$—	$2,181,417	$—	$—
Share outstanding(b)	38,262,029	—	2,179,611	—	—
Net asset value	$1.00	$—	$1.00	$—	$—

Private Client
Net assets	$—	$—	$290,643	$—	$—
Share outstanding(b)	—	—	290,403	—	—
Net asset value	$—	$—	$1.00	$—	$—

Premier
Net assets	$36,503	$36,499	$36,530	$36,499	$36,500
Share outstanding(b)	36,500	36,493	36,500	36,492	36,500
Net asset value	$1.00	$1.0002	$1.00	$1.0002	$1.0000

(b)	Unlimited number of shares authorized, no par value.

See notes to financial statements.

68	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

Year Ended October 31, 2019

	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

INVESTMENT INCOME
Interest — unaffiliated	$72,494,085	$2,250,488,383	$193,867,948	$318,940,321	$1,661,079,959
Other income — affiliated	4,204	455,803	2,075	149,112	56,184
Total investment income	72,498,289	2,250,944,186	193,870,023	319,089,433	1,661,136,143

EXPENSES
Management	7,189,114	175,803,829	17,955,735	26,084,796	131,031,857
Registration	204,608	837,533	1,508,307	530,040	2,462,056
Service and distribution — class specific	185,045	33,546,679	43	3,436,938	12,786,029
Custodian	83,488	987,027	154,330	238,663	1,289,015
Professional	64,057	303,558	81,102	98,345	69,075
Transfer agent	61,847	932,693	64,306	404,733	451,729
Trustees and Officer	23,112	475,758	89,513	140,905	458,677
Printing	16,862	41,741	34,416	23,750	40,930
Board realignment and consolidation	1,098	13,450	1,249	8,594	15,414
Miscellaneous	65,133	522,055	84,454	83,099	386,702
Total expenses	7,894,364	213,464,323	19,973,455	31,049,863	148,991,484
Less:
Fees waived and/or reimbursed by the Manager	(2,369,448)	(16,429,859)	(6,085,682)	(5,070,480)	(14,711,212)
Service and distribution fees waived — class specific	(1,163)	(793,132)	—	(10,871)	(1,059,979)
Total expenses after fees waived and/or reimbursed	5,523,753	196,241,332	13,887,773	25,968,512	133,220,293
Net investment income	66,974,536	2,054,702,854	179,982,250	293,120,921	1,527,915,850

REALIZED AND UNREALIZED GAIN
Net realized gain from investments	183,090	4,500,454	245,208	917,720	3,559,276
Net change in unrealized appreciation on investments	—	—	2,095,321	2,183,170	—
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$67,157,626	$2,059,203,308	$182,322,779	$296,221,811	$1,531,475,126

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Operations  (continued)

Year Ended October 31, 2019

	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

INVESTMENT INCOME
Interest — unaffiliated	$830,210,375	$73,406,127	$3,856,264	$4,121,571	$2,179,656
Other income — affiliated	469,513	2,079	2,317	—	—
Total investment income	830,679,888	73,408,206	3,858,581	4,121,571	2,179,656

EXPENSES
Management	67,266,785	12,376,707	831,858	1,220,236	549,574
Service and distribution — class specific	2,923,615	5,214	59,371	—	—
Registration	2,125,983	409,725	166,784	54,881	67,973
Trustees and Officer	396,794	72,880	12,185	12,673	9,953
Custodian	393,766	185,981	15,968	45,992	17,720
Transfer agent	179,320	43,621	11,079	4,019	4,393
Professional	167,746	91,467	77,081	128,782	121,627
Printing	30,932	33,885	34,946	43,462	43,109
Board realignment and consolidation	4,828	2,068	285	432	456
Miscellaneous	194,534	57,374	29,918	11,795	10,144
Total expenses	73,684,303	13,278,922	1,239,475	1,522,272	824,949
Less:
Fees waived and/or reimbursed by the Manager	(9,076,854)	(3,856,381)	(704,428)	(871,438)	(531,811)
Service and distribution fees waived — class specific	(180,696)	—	(2,788)	—	—
Total expenses after fees waived and/or reimbursed	64,426,753	9,422,541	532,259	650,834	293,138
Net investment income	766,253,135	63,985,665	3,326,322	3,470,737	1,886,518

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments	2,608,922	(55,451)	1,155	—	—
Net change in unrealized appreciation on investments	—	308,693	—	591	53
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$768,862,057	$64,238,907	$3,327,477	$3,471,328	$1,886,571

See notes to financial statements.

70	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	Federal Trust Fund		FedFund
	Year Ended October 31,		Year Ended October 31,
	2019	2018	2019	2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$66,974,536	$46,339,203	$2,054,702,854	$1,422,005,287
Net realized gain (loss)	183,090	74,901	4,500,454	(324,147)
Net increase in net assets resulting from operations	67,157,626	46,414,104	2,059,203,308	1,421,681,140

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(64,640,720)	(43,996,371)	(1,709,971,371)	(1,282,113,083)
Dollar	(217,261)	(1,422,466)	(40,565,639)	(25,008,532)
Cash Management	(205,923)	(142,592)	(4,198,637)	(1,503,317)
Cash Reserve	(11,900)	(4,289)	(83,946,800)	(13,481,301)
Administration	(1,898,550)	(773,485)	(53,405,549)	(37,629,570)
Select	—	—	(3,014,409)	(1,435,611)
Private Client	—	—	(5,702)	(10,072)
Premier	(182)	—	(185)	—
Capital	—	—	(159,322,016)	(60,823,801)
Decrease in net assets resulting from distributions to shareholders	(66,974,536)	(46,339,203)	(2,054,430,308)	(1,422,005,287)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	446,167,544	125,540,726	24,206,521,354	4,273,387,986

NET ASSETS
Total increase in net assets	446,350,634	125,615,627	24,211,294,354	4,273,063,839
Beginning of year	3,099,861,126	2,974,245,499	87,693,260,899	83,420,197,060
End of year	$3,546,211,760	$3,099,861,126	$111,904,555,253	$87,693,260,899

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Changes in Net Assets  (continued)

	TempCash		TempFund
	Year Ended October 31,		Year Ended October 31,
	2019	2018	2019	2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$179,982,250	$54,819,558	$293,120,921	$229,498,154
Net realized gain	245,208	56,322	917,720	513,167
Net change in unrealized appreciation (depreciation)	2,095,321	277,742	2,183,170	(666,436)
Net increase in net assets resulting from operations	182,322,779	55,153,622	296,221,811	229,344,885

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(179,979,611)	(54,717,165)	(278,642,112)	(218,556,948)
Dollar	(2,440)	(102,393)	(1,869,891)	(1,465,259)
Cash Management	—	—	(11,905,587)	(8,252,427)
Cash Reserve	—	—	(105,199)	(83,993)
Administration	—	—	(565,276)	(1,109,072)
Select	—	—	(5)	(6)
Private Client	—	—	(32,851)	(30,449)
Premier	(199)	—	—	—
Decrease in net assets resulting from distributions to shareholders	(179,982,250)	(54,819,558)	(293,120,921)	(229,498,154)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	5,158,038,403	3,139,076,426	(1,710,131,706)	(757,532,931)

NET ASSETS
Total increase (decrease) in net assets	5,160,378,932	3,139,410,490	(1,707,030,816)	(757,686,200)
Beginning of year	4,875,328,532	1,735,918,042	13,068,972,150	13,826,658,350
End of year	$10,035,707,464	$4,875,328,532	$11,361,941,334	$13,068,972,150

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

72	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	T-Fund		Treasury Trust Fund
	Year Ended October 31,		Year Ended October 31,
	2019	2018	2019	2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,527,915,850	$1,060,292,256	$766,253,135	$435,593,903
Net realized gain (loss)	3,559,276	5,295	2,608,922	(88,322)
Net increase in net assets resulting from operations	1,531,475,126	1,060,297,551	768,862,057	435,505,581

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,253,377,617)	(912,159,149)	(741,963,297)	(421,055,133)
Dollar	(16,786,002)	(31,739,633)	(13,904,914)	(6,579,025)
Cash Management	(11,995,387)	(6,288,336)	(305,549)	(193,012)
Cash Reserve	(2,625,690)	(1,195,553)	(1,293,406)	(38,612)
Administration	(18,816,448)	(11,280,729)	(8,288,440)	(7,548,903)
Select	(263,265)	(232,846)	(497,351)	(239,883)
Premier	(183)	—	(178)	—
Capital	(224,500,604)	(97,666,553)	—	—
Decrease in net assets resulting from distributions to shareholders	(1,528,365,196)	(1,060,562,799)	(766,253,135)	(435,654,568)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	6,494,614,343	14,250,488,838	8,830,157,211	6,147,765,367

NET ASSETS
Total increase in net assets	6,497,724,273	14,250,223,590	8,832,766,133	6,147,616,380
Beginning of year	71,665,397,710	57,415,174,120	31,487,316,547	25,339,700,167
End of year	$78,163,121,983	$71,665,397,710	$40,320,082,680	$31,487,316,547

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Changes in Net Assets  (continued)

	MuniCash		MuniFund
	Year Ended October 31,		Year Ended October 31,
	2019	2018	2019	2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$63,985,665	$48,953,654	$3,326,322	$1,796,803
Net realized gain (loss)	(55,451)	176,934	1,155	(4,181)
Net change in unrealized appreciation (depreciation)	308,693	16,412	—	—
Net increase in net assets resulting from operations	64,238,907	49,147,000	3,327,477	1,792,622

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(64,136,910)	(49,792,285)	(3,023,212)	(1,574,090)
Dollar	(25,575)	(14,868)	(52,830)	(41,462)
Cash Management	—	—	—	(195)
Administration	—	—	(225,733)	(174,338)
Select	—	—	(21,628)	(9,657)
Private Client	—	—	(2,800)	(2,220)
Premier	(114)	—	(119)	—
Decrease in net assets resulting from distributions to shareholders	(64,162,599)	(49,807,153)	(3,326,322)	(1,801,962)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,190,645,713	(103,418,477)	2,149,102	42,399,577

NET ASSETS
Total increase (decrease) in net assets	1,190,722,021	(104,078,630)	2,150,257	42,390,237
Beginning of year	3,994,444,609	4,098,523,239	215,152,683	172,762,446
End of year	$5,185,166,630	$3,994,444,609	$217,302,940	$215,152,683

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

74	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	California Money Fund		New York Money Fund
	Year Ended October 31,		Year Ended October 31,
	2019	2018	2019	2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,470,737	$511,980	$1,886,518	$248,428
Net realized loss	—	(41)	—	—
Net change in unrealized appreciation (depreciation)	591	57	53	20
Net increase in net assets resulting from operations	3,471,328	511,996	1,886,571	248,448

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(3,470,643)	(505,832)	(1,886,407)	(246,035)
Select	—	(3,671)	—	(794)
Private Client	—	(2,477)	—	(1,599)
Premier	(94)	—	(111)	—
Decrease in net assets resulting from distributions to shareholders	(3,470,737)	(511,980)	(1,886,518)	(248,428)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	228,031,195	135,966,409	197,471,918	28,632,282

NET ASSETS
Total increase in net assets	228,031,786	135,966,425	197,471,971	28,632,302
Beginning of year	169,292,624	33,326,199	46,066,369	17,434,067
End of year	$397,324,410	$169,292,624	$243,538,340	$46,066,369

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	75

Financial Highlights

(For a share outstanding throughout each period)

	Federal Trust Fund
	Institutional
	Year Ended October 31,
	2019		2018	2017		2016		2015

Net asset value, beginning of year	$1.00		$1.00	$1.00		$1.00		$1.00
Net investment income	0.0214		0.0151	0.0059		0.0016		0.0001
Net realized gain (loss)	0.0000	(a)	(0.0001)	0.0001		0.0000	(a)	0.0000	(a)
Net increase from investment operations	0.0214		0.0150	0.0060		0.0016		0.0001

Distributions(b)
From net investment income	(0.0214)		(0.0150)	(0.0060)		(0.0016)		(0.0001)
From net realized gain	(0.0000	)(c)	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
Total distributions	(0.0214)		(0.0150)	(0.0060)		(0.0016)		(0.0001)

Net asset value, end of year	$1.00		$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	2.16%		1.51%	0.61%		0.16%		0.01%

Ratios to Average Net Assets
Total expenses	0.25%		0.24%	0.24%		0.28%		0.33%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%		0.17%	0.17%		0.18%		0.08%
Net investment income	2.14%		1.51%	0.59%		0.19%		0.01%

Supplemental Data
Net assets, end of year (000)	$3,442,530		$2,996,754	$2,756,560		$3,142,077		$331,549

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

76	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Federal Trust Fund
	Dollar
	Year Ended October 31,
	2019		2018	2017		2016		2015

Net asset value, beginning of year	$1.00		$1.00	$1.00		$1.00		$1.00
Net investment income	0.0189		0.0116	0.0035		0.0000	(a)	0.0001
Net realized gain	0.0000	(a)	0.0009	0.0001		0.0000	(a)	0.0000	(a)
Net increase from investment operations	0.0189		0.0125	0.0036		0.0000		0.0001

Distributions(b)
From net investment income	(0.0189)		(0.0125)	(0.0036)		(0.0000	)(c)	(0.0001)
From net realized gain	(0.0000	)(c)	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
Total distributions	(0.0189)		(0.0125)	(0.0036)		(0.0000)		(0.0001)

Net asset value, end of year	$1.00		$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.91%		1.26%	0.36%		0.00%		0.01%

Ratios to Average Net Assets
Total expenses	0.50%		0.49%	0.49%		0.52%		0.58%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.42%		0.42%	0.42%		0.38%		0.08%
Net investment income	1.90%		1.16%	0.35%		0.00%		0.01%

Supplemental Data
Net assets, end of year (000)	$11,152		$13,751	$133,962		$242,959		$2,105

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Federal Trust Fund
	Cash Management
	Year Ended October 31,					Period from
	2019		2018	2017		04/18/16 (a) to 10/31/16

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00
Net investment income	0.0164		0.0099	0.0012		0.0000	(b)
Net realized gain	0.0000	(b)	0.0001	0.0004		—
Net increase from investment operations	0.0164		0.0100	0.0016		0.0000

Distributions(c)
From net investment income	(0.0164)		(0.0100)	(0.0016)		(0.0000	)(d)
From net realized gain	(0.0000	)(d)	—	(0.0000	)(d)	—
Total distributions	(0.0164)		(0.0100)	(0.0016)		(0.0000)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00

Total Return(e)
Based on net asset value	1.65%		1.01%	0.16%		0.00%	(f)

Ratios to Average Net Assets
Total expenses	0.75%		0.74%	0.74%		0.69%	(g)
Total expenses after fees waived and/or reimbursed and paid indirectly	0.67%		0.67%	0.59%		0.34%	(g)
Net investment income	1.65%		0.99%	0.12%		0.00%	(g)

Supplemental Data
Net assets, end of period (000)	$11,839		$13,175	$15,174		$31,560

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

78	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Federal Trust Fund
	Cash Reserve
	Year Ended October 31,					Period from
	2019		2018	2017		04/18/16 (a) to 10/31/16

Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00
Net investment income	0.0314		0.0108	0.0022		0.0000	(b)
Net realized gain	0.0001		0.0002	0.0001		—
Net increase from investment operations	0.0315		0.0110	0.0023		0.0000

Distributions(c)
From net investment income	(0.0315)		(0.0110)	(0.0023)		(0.0000	)(d)
From net realized gain	(0.0000	)(d)	—	(0.0000	)(d)	—
Total distributions	(0.0315)		(0.0110)	(0.0023)		(0.0000)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00

Total Return(e)
Based on net asset value	3.19%		1.11%	0.23%		0.00%	(f)

Ratios to Average Net Assets
Total expenses	0.65%		0.64%	0.64%		0.61%	(g)
Total expenses after fees waived and/or reimbursed and paid indirectly	0.28%		0.57%	0.54%		0.35%	(g)
Net investment income	3.14%		1.08%	0.22%		0.00%	(g)

Supplemental Data
Net assets, end of period (000)	$383		$374	$447		$499

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Federal Trust Fund
	Administration
	Year Ended October 31,
	2019		2018	2017		2016	2015

Net asset value, beginning of year	$1.00		$1.00	$1.00		$1.00	$1.00
Net investment income	0.0204		0.0140	0.0056		0.0007	0.0001
Net realized gain (loss)	0.0000	(a)	0.0000 (a)	(0.0006)		—	0.0000	(a)
Net increase from investment operations	0.0204		0.0140	0.0050		0.0007	0.0001

Distributions(b)
From net investment income	(0.0204)		(0.0140)	(0.0050)		(0.0007)	(0.0001)
From net realized gain	(0.0000	)(c)	—	(0.0000	)(c)	—	(0.0000	)(c)
Total distributions	(0.0204)		(0.0140)	(0.0050)		(0.0007)	(0.0001)

Net asset value, end of year	$1.00		$1.00	$1.00		$1.00	$1.00

Total Return(d)
Based on net asset value	2.06%		1.41%	0.51%		0.06%	0.01%

Ratios to Average Net Assets
Total expenses	0.35%		0.34%	0.34%		0.37%	0.43%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.27%		0.27%	0.27%		0.28%	0.08%
Net investment income	2.05%		1.40%	0.56%		0.11%	0.01%

Supplemental Data
Net assets, end of year (000)	$80,271		$75,807	$68,102		$42,205	$—	(e)

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Net assets are less than $1,000.

See notes to financial statements.

80	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Federal Trust Fund
	Premier
	Period from 07/26/19 (a) to 10/31/19

Net asset value, beginning of period	$1.00
Net investment income	0.0050
Net realized gain	0.0000	(b)
Net increase from investment operations	0.0050

Distributions(c)
From net investment income	(0.0050)
From net realized gain	(0.0000	)(d)
Total distributions	(0.0050)

Net asset value, end of period	$1.00

Total Return(e)
Based on net asset value	0.50%	(f)

Ratios to Average Net Assets
Total expenses	0.24%	(g)
Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%	(g)
Net investment income	1.91%	(g)

Supplemental Data
Net assets, end of period (000)	$37

(a)	Recommencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights

(For a share outstanding throughout each period)

	FedFund
	Institutional
	Year Ended October 31,
	2019	2018	2017	2016		2015

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00
Net investment income	0.0217	0.0152	0.0065	0.0023		0.0002
Net realized gain	0.0001	0.0001	0.0001	0.0000	(a)	0.0000	(a)
Net increase from investment operations	0.0218	0.0153	0.0066	0.0023		0.0002

Distributions(b)
From net investment income	(0.0218)	(0.0153)	(0.0066)	(0.0023)		(0.0002)
From net realized gain	—	—	—	(0.0000	)(c)	(0.0000	)(c)
Total distributions	(0.0218)	(0.0153)	(0.0066)	(0.0023)		(0.0002)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	2.20%	1.54%	0.66%	0.23%		0.02%

Ratios to Average Net Assets
Total expenses	0.19%	0.19%	0.19%	0.21%		0.21%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%	0.17%	0.15%	0.12%		0.12%
Net investment income	2.17%	1.52%	0.65%	0.28%		0.02%

Supplemental Data
Net assets, end of year (000)	$93,106,503	$74,278,100	$78,004,801	$84,001,937		$11,361,624

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

82	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund
	Dollar
	Year Ended October 31,
	2019	2018	2017	2016		2015

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00
Net investment income	0.0195	0.0129	0.0039	0.0004		0.0002
Net realized gain (loss)	0.0000 (a)	(0.0001)	0.0002	0.0000	(a)	0.0000	(a)
Net increase from investment operations	0.0195	0.0128	0.0041	0.0004		0.0002

Distributions(b)
From net investment income	(0.0195)	(0.0128)	(0.0041)	(0.0004)		(0.0002)
From net realized gain	—	—	—	(0.0000	)(c)	(0.0000	)(c)
Total distributions	(0.0195)	(0.0128)	(0.0041)	(0.0004)		(0.0002)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.97%	1.29%	0.41%	0.04%		0.02%

Ratios to Average Net Assets
Total expenses	0.44%	0.44%	0.44%	0.46%		0.46%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.42%	0.42%	0.40%	0.34%		0.13%
Net investment income	1.95%	1.29%	0.39%	0.04%		0.01%

Supplemental Data
Net assets, end of year (000)	$2,307,110	$1,776,032	$1,714,598	$2,029,496		$917,631

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund
	Cash Management
	Year Ended October 31,
	2019	2018	2017	2016		2015

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00
Net investment income	0.0165	0.0100	0.0020	0.0003		0.0001
Net realized gain	0.0003	0.0003	0.0001	0.0000	(a)	0.0000	(a)
Net increase from investment operations	0.0168	0.0103	0.0021	0.0003		0.0001

Distributions(b)
From net investment income	(0.0168)	(0.0103)	(0.0021)	(0.0003)		(0.0001)
From net realized gain	—	—	—	(0.0000	)(c)	(0.0000	)(c)
Total distributions	(0.0168)	(0.0103)	(0.0021)	(0.0003)		(0.0001)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.69%	1.04%	0.21%	0.04%		0.02%

Ratios to Average Net Assets
Total expenses	0.69%	0.69%	0.69%	0.71%		0.71%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.67%	0.67%	0.61%	0.36%		0.13%
Net investment income	1.65%	1.00%	0.20%	0.03%		0.01%

Supplemental Data
Net assets, end of year (000)	$377,591	$154,607	$106,798	$90,565		$64,483

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

84	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund
	Cash Reserve
	Year Ended October 31,
	2019	2018	2017	2016		2015

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00
Net investment income	0.0178	0.0115	0.0032	0.0003		0.0001
Net realized gain (loss)	0.0000 (a)	(0.0002)	(0.0004)	0.0000	(a)	0.0000	(a)
Net increase from investment operations	0.0178	0.0113	0.0028	0.0003		0.0001

Distributions(b)
From net investment income	(0.0178)	(0.0113)	(0.0028)	(0.0003)		(0.0001)
From net realized gain	—	—	—	(0.0000	)(c)	(0.0000	)(c)
Total distributions	(0.0178)	(0.0113)	(0.0028)	(0.0003)		(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.79%	1.14%	0.28%	0.04%		0.02%

Ratios to Average Net Assets
Total expenses	0.59%	0.59%	0.59%	0.62%		0.61%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.57%	0.57%	0.55%	0.31%		0.13%
Net investment income	1.78%	1.15%	0.32%	0.09%		0.01%

Supplemental Data
Net assets, end of year (000)	$4,907,193	$1,649,400	$814,974	$220,572		$5,442

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund
	Administration
	Year Ended October 31,
	2019	2018	2017	2016		2015

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00
Net investment income	0.0207	0.0145	0.0057	0.0014		0.0001
Net realized gain (loss)	0.0001	(0.0002)	(0.0001)	0.0000	(a)	0.0000	(a)
Net increase from investment operations	0.0208	0.0143	0.0056	0.0014		0.0001

Distributions(b)
From net investment income	(0.0208)	(0.0143)	(0.0056)	(0.0014)		(0.0001)
From net realized gain	—	—	—	(0.0000	)(c)	(0.0000	)(c)
Total distributions	(0.0208)	(0.0143)	(0.0056)	(0.0014)		(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	2.10%	1.44%	0.56%	0.14%		0.02%

Ratios to Average Net Assets
Total expenses	0.29%	0.29%	0.29%	0.31%		0.31%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.27%	0.27%	0.26%	0.21%		0.13%
Net investment income	2.07%	1.45%	0.57%	0.17%		0.02%

Supplemental Data
Net assets, end of year (000)	$2,870,758	$2,500,290	$2,436,503	$1,693,932		$346,593

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

86	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund
	Select
	Year Ended October 31,
	2019	2018	2017	2016		2015

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00
Net investment income	0.0133	0.0066	0.0005	0.0003		0.0001
Net realized gain (loss)	0.0002	0.0004	(0.0001)	0.0000	(a)	0.0000	(a)
Net increase from investment operations	0.0135	0.0070	0.0004	0.0003		0.0001

Distributions(b)
From net investment income	(0.0135)	(0.0070)	(0.0004)	(0.0003)		(0.0001)
From net realized gain	—	—	—	(0.0000	)(c)	(0.0000	)(c)
Total distributions	(0.0135)	(0.0070)	(0.0004)	(0.0003)		(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.36%	0.71%	0.04%	0.04%		0.02%

Ratios to Average Net Assets
Total expenses	1.04%	1.04%	1.04%	1.06%		1.06%
Total expenses after fees waived and/or reimbursed and paid indirectly	1.00%	1.00%	0.77%	0.34%		0.13%
Net investment income	1.33%	0.66%	0.05%	0.04%		0.01%

Supplemental Data
Net assets, end of year (000)	$256,241	$195,297	$340,742	$241,781		$205,658

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund
	Private Client
	Year Ended October 31,
	2019	2018	2017	2016		2015

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00
Net investment income	0.0166	0.0090	0.0020	0.0003		0.0001
Net realized gain	0.0001	0.0012	0.0001	0.0000	(a)	0.0000	(a)
Net increase from investment operations	0.0167	0.0102	0.0021	0.0003		0.0001

Distributions(b)
From net investment income	(0.0167)	(0.0102)	(0.0021)	(0.0003)		(0.0001)
From net realized gain	—	—	—	(0.0000	)(c)	(0.0000	)(c)
Total distributions	(0.0167)	(0.0102)	(0.0021)	(0.0003)		(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.68%	1.02%	0.21%	0.04%		0.02%

Ratios to Average Net Assets
Total expenses	1.04%	1.04%	1.04%	1.06%		1.06%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.68%	0.68%	0.60%	0.35%		0.13%
Net investment income	1.66%	0.90%	0.20%	0.03%		0.01%

Supplemental Data
Net assets, end of year (000)	$230	$768	$1,782	$1,945		$3,777

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

88	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund
	Premier
	Period from 07/26/19 (a) to 10/31/19

Net asset value, beginning of period	$1.00
Net investment income	0.0051
Net realized gain	0.0000	(b)
Net increase from investment operations	0.0051

Distributions from net investment income(c)	(0.0051)

Net asset value, end of period	$1.00

Total Return(d)
Based on net asset value	0.51%	(e)

Ratios to Average Net Assets
Total expenses	0.19%	(f)
Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%	(f)
Net investment income	1.95%	(f)

Supplemental Data
Net assets, end of period (000)	$37

(a)	Recommencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund
	Capital
	Year Ended 10/31/2019	Period from 11/10/17 (a) to 10/31/18

Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.0213	0.0172
Net realized gain (loss)	0.0001	(0.0026)
Net increase from investment operations	0.0214	0.0146

Distributions(b)
From net investment income	(0.0214)	(0.0146)
From net realized gain	—	—
Total distributions	(0.0214)	(0.0146)

Net asset value, end of period	$1.00	$1.00

Total Return(c)
Based on net asset value	2.16%	1.47%(d)

Ratios to Average Net Assets
Total expenses	0.24%	0.24%(e)
Total expenses after fees waived and/or reimbursed and paid indirectly	0.21%	0.21%(e)
Net investment income	2.13%	1.77%(e)

Supplemental Data
Net assets, end of period (000)	$8,078,893	$7,138,766

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.

See notes to financial statements.

90	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	TempCash
	Institutional
	Year Ended October 31,
	2019		2018	2017	2016	2015

Net asset value, beginning of year	$1.0003		$1.0002	$1.0000	$1.00	$1.00
Net investment income	0.0233		0.0188	0.0108	0.0027	0.0006
Net realized and unrealized gain (loss)	0.0005		(0.0010)	(0.0022)	0.0002	0.0002
Net increase from investment operations	0.0238		0.0178	0.0086	0.0029	0.0008

Distributions(a)
From net investment income	(0.0235)		(0.0177)	(0.0084)	(0.0027)	(0.0006)
From net realized gain	(0.0000	)(b)	—	—	(0.0002)	(0.0002)
Total distributions	(0.0235)		(0.0177)	(0.0084)	(0.0029)	(0.0008)

Net asset value, end of year	$1.0006		$1.0003	$1.0002	$1.0000	$1.00

Total Return(c)
Based on net asset value	2.41%		1.79%	0.87%	0.29%	0.08%

Ratios to Average Net Assets
Total expenses	0.26%		0.33%	0.39%	0.39%	0.35%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%		0.18%	0.18%	0.13%	0.18%
Net investment income	2.33%		1.88%	1.08%	0.26%	0.06%

Supplemental Data
Net assets, end of year (000)	$10,035,653		$4,875,313	$1,713,352	$72,311	$1,142,790

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Amount is greater than $(0.00005) per share.
(c)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempCash
	Dollar
	Year Ended October 31,
	2019		2018	2017	2016	2015

Net asset value, beginning of year	$1.0003		$1.0002	$1.0000	$1.00	$1.00
Net investment income	0.1405	(a)	0.0122	0.0058	0.0006	0.0001
Net realized and unrealized gain	0.0156		0.0031	0.0004	0.0002	0.0002
Net increase from investment operations	0.1561		0.0153	0.0062	0.0008	0.0003

Distributions(b)
From net investment income	(0.1558)		(0.0152)	(0.0060)	(0.0006)	(0.0001)
From net realized gain	(0.0000	)(c)	—	—	(0.0002)	(0.0002)
Total distributions	(0.1558)		(0.0152)	(0.0060)	(0.0008)	(0.0003)

Net asset value, end of year	$1.0006		$1.0003	$1.0002	$1.0000	$1.00

Total Return(d)
Based on net asset value	15.90%(a)		1.54%	0.62%	0.08%	0.03%

Ratios to Average Net Assets
Total expenses	0.51%		0.61%	0.71%	0.64%	0.59%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.43%		0.43%	0.42%	0.34%	0.23%
Net investment income	14.04%(a)		1.22%	0.58%	0.06%	0.01%

Supplemental Data
Net assets, end of year (000)	$18		$15	$22,566	$25,994	$83,662

(a)

Includes a non-recurring income payment, which impacted net investment income per share, total return and the net investment income ratio. Excluding this one time payment, the net investment income per share, the total return and the net investment income ratio was $0.0211, 2.15% and 2.10%, respectively.

(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

92	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempCash
	Premier
	Period from 07/26/19 (a) to 10/31/19

Net asset value, beginning of period	$1.0006
Net investment income	0.0055
Net realized and unrealized gain	0.0001
Net increase from investment operations	0.0056

Distributions(b)
From net investment income	(0.0055)
From net realized gain	(0.0000	)(c)
Total distributions	(0.0055)

Net asset value, end of period	$1.0007

Total Return(d)
Based on net asset value	0.56%	(e)

Ratios to Average Net Assets
Total expenses	0.24%	(f)
Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	(f)
Net investment income	2.10%	(f)

Supplemental Data
Net assets, end of period (000)	$37

(a)	Recommencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	93

Financial Highlights

(For a share outstanding throughout each period)

	TempFund
	Institutional
	Year Ended October 31,
	2019		2018	2017	2016	2015

Net asset value, beginning of year	$1.0003		$1.0003	$1.0002	$1.00	$1.00
Net investment income	0.0237		0.0177	0.0100	0.0036	0.0008
Net realized and unrealized gain	0.0003		0.0001	0.0001	0.0004	0.0001
Net increase from investment operations	0.0240		0.0178	0.0101	0.0040	0.0009

Distributions(a)
From net investment income	(0.0237)		(0.0178)	(0.0100)	(0.0036)	(0.0008)
From net realized gain	(0.0000	)(b)	—	—	(0.0002)	(0.0001)
Total distributions	(0.0237)		(0.0178)	(0.0100)	(0.0038)	(0.0009)

Net asset value, end of year	$1.0006		$1.0003	$1.0003	$1.0002	$1.00

Total Return(c)
Based on net asset value	2.42%		1.79%	1.01%	0.41%	0.09%

Ratios to Average Net Assets
Total expenses	0.22%		0.22%	0.22%	0.19%	0.19%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%		0.18%	0.18%	0.18%	0.16%
Net investment income	2.37%		1.77%	1.03%	0.35%	0.08%

Supplemental Data
Net assets, end of year (000)	$10,609,770		$12,325,770	$12,940,766	$8,183,070	$62,215,214

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Amount is greater than $(0.00005) per share.
(c)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

94	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempFund
	Dollar
	Year Ended October 31,
	2019		2018	2017	2016	2015

Net asset value, beginning of year	$1.0004		$1.0004	$1.0002	$1.00	$1.00
Net investment income	0.0221		0.0151	0.0075	0.0013	0.0002
Net realized and unrealized gain	0.0001		0.0002	0.0002	0.0004	0.0001
Net increase from investment operations	0.0222		0.0153	0.0077	0.0017	0.0003

Distributions(a)
From net investment income	(0.0220)		(0.0153)	(0.0075)	(0.0013)	(0.0002)
From net realized gain	(0.0000	)(b)	—	—	(0.0002)	(0.0001)
Total distributions	(0.0220)		(0.0153)	(0.0075)	(0.0015)	(0.0003)

Net asset value, end of year	$1.0006		$1.0004	$1.0004	$1.0002	$1.00

Total Return(c)
Based on net asset value	2.24%		1.54%	0.77%	0.17%	0.03%

Ratios to Average Net Assets
Total expenses	0.47%		0.47%	0.47%	0.44%	0.44%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.43%		0.43%	0.43%	0.42%	0.22%
Net investment income	2.21%		1.51%	0.78%	0.13%	0.02%

Supplemental Data
Net assets, end of year (000)	$79,837		$80,471	$86,362	$91,943	$1,511,529

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Amount is greater than $(0.00005) per share.
(c)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	95

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempFund
	Cash Management
	Year Ended October 31,
	2019		2018	2017	2016		2015

Net asset value, beginning of year	$1.0003		$1.0003	$1.0002	$1.00		$1.00
Net investment income	0.0188		0.0127	0.0050	0.0000	(a)	0.0002
Net realized and unrealized gain	0.0003		0.0001	0.0001	0.0004		0.0001
Net increase from investment operations	0.0191		0.0128	0.0051	0.0004		0.0003

Distributions(b)
From net investment income	(0.0188)		(0.0128)	(0.0050)	(0.0000	)(c)	(0.0002)
From net realized gain	(0.0000	)(c)	—	—	(0.0002)		(0.0001)
Total distributions	(0.0188)		(0.0128)	(0.0050)	(0.0002)		(0.0003)

Net asset value, end of year	$1.0006		$1.0003	$1.0003	$1.0002		$1.00

Total Return(d)
Based on net asset value	1.92%		1.28%	0.51%	0.04%		0.03%

Ratios to Average Net Assets
Total expenses	0.72%		0.72%	0.72%	0.68%		0.69%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.68%		0.68%	0.68%	0.56%		0.23%
Net investment income	1.88%		1.27%	0.49%	0.01%		0.02%

Supplemental Data
Net assets, end of year (000)	$624,658		$632,405	$688,373	$831,483		$403,371

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

96	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempFund
	Cash Reserve
	Year Ended October 31,
	2019		2018	2017	2016	2015

Net asset value, beginning of year	$1.0004		$1.0003	$1.0002	$1.00	$1.00
Net investment income	0.0231		0.0143	0.0060	0.0004	0.0002
Net realized and unrealized gain (loss)	0.0000	(a)	(0.0004)	0.0001	0.0002	0.0001
Net increase from investment operations	0.0231		0.0139	0.0061	0.0006	0.0003

Distributions(b)
From net investment income	(0.0229)		(0.0138)	(0.0060)	(0.0002)	(0.0002)
From net realized gain	(0.0000	)(c)	—	—	(0.0002)	(0.0001)
Total distributions	(0.0229)		(0.0138)	(0.0060)	(0.0004)	(0.0003)

Net asset value, end of year	$1.0006		$1.0004	$1.0003	$1.0002	$1.00

Total Return(d)
Based on net asset value	2.33%		1.39%	0.61%	0.06%	0.03%

Ratios to Average Net Assets
Total expenses	0.62%		0.62%	0.62%	0.59%	0.59%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.50%		0.58%	0.58%	0.51%	0.23%
Net investment income	2.31%		1.43%	0.59%	0.01%	0.02%

Supplemental Data
Net assets, end of year (000)	$4,296		$4,320	$3,341	$5,630	$16,693

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	97

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempFund
	Administration
	Year Ended October 31,
	2019		2018	2017	2016	2015

Net asset value, beginning of year	$1.0004		$1.0004	$1.0002	$1.00	$1.00
Net investment income	0.0227		0.0153	0.0090	0.0026	0.0002
Net realized and unrealized gain	0.0002		0.0015	0.0002	0.0004	0.0001
Net increase from investment operations	0.0229		0.0168	0.0092	0.0030	0.0003

Distributions(a)
From net investment income	(0.0227)		(0.0168)	(0.0090)	(0.0026)	(0.0002)
From net realized gain	(0.0000	)(b)	—	—	(0.0002)	(0.0001)
Total distributions	(0.0227)		(0.0168)	(0.0090)	(0.0028)	(0.0003)

Net asset value, end of year	$1.0006		$1.0004	$1.0004	$1.0002	$1.00

Total Return(c)
Based on net asset value	2.31%		1.69%	0.93%	0.31%	0.03%

Ratios to Average Net Assets
Total expenses	0.32%		0.32%	0.31%	0.29%	0.29%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.28%		0.28%	0.28%	0.28%	0.23%
Net investment income	2.27%		1.53%	1.01%	0.24%	0.02%

Supplemental Data
Net assets, end of year (000)	$42,214		$23,965	$106,520	$15,197	$2,843,390

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Amount is greater than $(0.00005) per share.
(c)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

98	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempFund
	Private Client
	Year Ended October 31,
	2019		2018	2017	2016		2015

Net asset value, beginning of year	$1.0004		$1.0003	$1.0002	$1.00		$1.00
Net investment income	0.0190		0.0136	0.0050	0.0000	(a)	0.0002
Net realized and unrealized gain (loss)	(0.0001)		(0.0007)	0.0001	0.0004		0.0001
Net increase from investment operations	0.0189		0.0129	0.0051	0.0004		0.0003

Distributions(b)
From net investment income	(0.0187)		(0.0128)	(0.0050)	(0.0000	)(c)	(0.0002)
From net realized gain	(0.0000	)(c)	—	—	(0.0002)		(0.0001)
Total distributions	(0.0187)		(0.0128)	(0.0050)	(0.0002)		(0.0003)

Net asset value, end of year	$1.0006		$1.0004	$1.0003	$1.0002		$1.00

Total Return(d)
Based on net asset value	1.90%		1.29%	0.52%	0.04%		0.03%

Ratios to Average Net Assets
Total expenses	1.07%		1.07%	1.07%	1.04%		1.04%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.68%		0.68%	0.68%	0.53%		0.23%
Net investment income	1.90%		1.36%	0.49%	0.00%		0.02%

Supplemental Data
Net assets, end of year (000)	$1,165		$2,042	$1,295	$1,649		$9,855

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	99

Financial Highlights

(For a share outstanding throughout each period)

	T-Fund
	Institutional
	Year Ended October 31,
	2019		2018		2017		2016		2015

Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.0215		0.0151		0.0063		0.0017		0.0001
Net realized gain (loss)	0.0001		0.0002		(0.0001)		0.0000	(a)	0.0001
Net increase from investment operations	0.0216		0.0153		0.0062		0.0017		0.0002

Distributions(b)
From net investment income	(0.0216)		(0.0153)		(0.0062)		(0.0017)		(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)
Total distributions	(0.0216)		(0.0153)		(0.0062)		(0.0017)		(0.0002)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	2.18%		1.54%		0.62%		0.17%		0.02%

Ratios to Average Net Assets
Total expenses	0.19%		0.19%		0.19%		0.20%		0.20%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%		0.17%		0.17%		0.17%		0.08%
Net investment income	2.15%		1.51%		0.63%		0.18%		0.01%

Supplemental Data
Net assets, end of year (000)	$65,112,830		$57,671,676		$53,092,342		$53,764,049		$19,598,433

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

100	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund
	Dollar
	Year Ended October 31,
	2019		2018		2017		2016		2015

Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.0191		0.0123		0.0035		0.0001		0.0001
Net realized gain	0.0000	(a)	0.0004		0.0002		0.0000	(a)	0.0001
Net increase from investment operations	0.0191		0.0127		0.0037		0.0001		0.0002

Distributions(b)
From net investment income	(0.0191)		(0.0127)		(0.0037)		(0.0001)		(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)
Total distributions	(0.0191)		(0.0127)		(0.0037)		(0.0001)		(0.0002)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.93%		1.28%		0.38%		0.02%		0.02%

Ratios to Average Net Assets
Total expenses	0.44%		0.44%		0.44%		0.45%		0.45%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.42%		0.42%		0.42%		0.34%		0.08%
Net investment income	1.92%		1.23%		0.35%		0.02%		0.01%

Supplemental Data
Net assets, end of year (000)	$794,485		$1,230,374		$2,927,646		$3,807,290		$988,153

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	101

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund
	Cash Management
	Year Ended October 31,
	2019		2018		2017		2016		2015

Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.0164		0.0103		0.0015		0.0001		0.0001
Net realized gain	0.0003		0.0000	(a)	0.0003		0.0000	(a)	0.0001
Net increase from investment operations	0.0167		0.0103		0.0018		0.0001		0.0002

Distributions(b)
From net investment income	(0.0167)		(0.0103)		(0.0018)		(0.0001)		(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)
Total distributions	(0.0167)		(0.0103)		(0.0018)		(0.0001)		(0.0002)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.69%		1.03%		0.18%		0.02%		0.02%

Ratios to Average Net Assets
Total expenses	0.69%		0.69%		0.69%		0.70%		0.70%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.67%		0.67%		0.58%		0.32%		0.08%
Net investment income	1.64%		1.03%		0.15%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$1,035,657		$600,314		$576,284		$1,133,743		$771,441

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

102	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund
	Cash Reserve
	Year Ended October 31,								Period from
	2019		2018		2017		2016		09/24/15 (a) to 10/31/15

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.0176		0.0128		0.0027		0.0001		0.0000	(b)
Net realized gain (loss)	0.0000	(b)	(0.0015)		(0.0002)		0.0000	(b)	0.0000
Net increase from investment operations	0.0176		0.0113		0.0025		0.0001		0.0000

Distributions(c)
From net investment income	(0.0176)		(0.0113)		(0.0025)		(0.0001)		(0.0000	)(d)
From net realized gain	(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)	—
Total distributions	(0.0176)		(0.0113)		(0.0025)		(0.0001)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(e)
Based on net asset value	1.78%		1.13%		0.25%		0.02%		0.00%	(f)

Ratios to Average Net Assets
Total expenses	0.59%		0.59%		0.59%		0.60%		0.56%	(g)
Total expenses after fees waived and/or reimbursed and paid indirectly	0.57%		0.57%		0.55%		0.35%		0.08%	(g)
Net investment income	1.78%		1.28%		0.27%		0.02%		0.01%	(g)

Supplemental Data
Net assets, end of period (000)	$123,578		$239,734		$57,894		$68,784		$—	(h)

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.
(h)	Net assets are less than $1,000.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund
	Administration
	Year Ended October 31,
	2019		2018		2017		2016		2015

Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.0206		0.0146		0.0061		0.0008		0.0001
Net realized gain (loss)	0.0000	(a)	(0.0003)		(0.0009)		0.0000	(a)	0.0001
Net increase from investment operations	0.0206		0.0143		0.0052		0.0008		0.0002

Distributions(b)
From net investment income	(0.0206)		(0.0143)		(0.0052)		(0.0008)		(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)
Total distributions	(0.0206)		(0.0143)		(0.0052)		(0.0008)		(0.0002)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	2.08%		1.43%		0.52%		0.08%		0.02%

Ratios to Average Net Assets
Total expenses	0.29%		0.29%		0.29%		0.30%		0.30%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.27%		0.27%		0.27%		0.26%		0.08%
Net investment income	2.08%		1.46%		0.61%		0.12%		0.01%

Supplemental Data
Net assets, end of year (000)	$733,783		$924,933		$685,250		$75,294		$5

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

104	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund
	Select
	Year Ended October 31,
	2019		2018		2017		2016		2015

Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.0133		0.0051		0.0002		0.0001		0.0001
Net realized gain	0.0000	(a)	0.0019		0.0000	(a)	0.0000	(a)	0.0001
Net increase from investment operations	0.0133		0.0070		0.0002		0.0001		0.0002

Distributions(b)
From net investment income	(0.0133)		(0.0070)		(0.0002)		(0.0001)		(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)
Total distributions	(0.0133)		(0.0070)		(0.0002)		(0.0001)		(0.0002)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.34%		0.70%		0.02%		0.02%		0.02%

Ratios to Average Net Assets
Total expenses	1.04%		1.04%		1.04%		1.05%		1.05%
Total expenses after fees waived and/or reimbursed and paid indirectly	1.00%		1.00%		0.75%		0.31%		0.08%
Net investment income	1.37%		0.51%		0.02%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$14,769		$19,710		$75,759		$83,975		$220,861

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	105

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund
	Premier
	Period from 07/26/19 (a) to 10/31/19

Net asset value, beginning of period	$1.00
Net investment income	0.0050
Net realized gain	0.0000	(b)
Net increase from investment operations	0.0050

Distributions(c)
From net investment income	(0.0050)
From net realized gain	(0.0000	)(d)
Total distributions	(0.0050)

Net asset value, end of period	$1.00

Total Return(e)
Based on net asset value	0.50%	(f)

Ratios to Average Net Assets
Total expenses	0.19%	(g)
Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%	(g)
Net investment income	1.93%	(g)

Supplemental Data
Net assets, end of period (000)	$37

(a)	Recommencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

106	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund
	Capital
	Year Ended 10/31/2019		Period from 11/10/17 (a) to 10/31/18

Net asset value, beginning of period	$1.00		$1.00
Net investment income	0.0212		0.0172
Net realized gain (loss)	0.0000	(b)	(0.0027)
Net increase from investment operations	0.0212		0.0145

Distributions(c)
From net investment income	(0.0212)		(0.0145)
From net realized gain	(0.0000	)(d)	(0.0000	)(d)
Total distributions	(0.0212)		(0.0145)

Net asset value, end of period	$1.00		$1.00

Total Return(e)
Based on net asset value	2.14%		1.46%	(f)

Ratios to Average Net Assets
Total expenses	0.24%		0.24%	(g)
Total expenses after fees waived and/or reimbursed and paid indirectly	0.21%		0.21%	(g)
Net investment income	2.13%		1.76%	(g)

Supplemental Data
Net assets, end of period (000)	$10,347,984		$10,978,658

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	107

Financial Highlights

(For a share outstanding throughout each period)

	Treasury Trust Fund
	Institutional
	Year Ended October 31,
	2019	2018		2017		2016		2015

Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.0212	0.0153		0.0060		0.0013		0.0000	(a)
Net realized gain (loss)	0.0000 (a)	(0.0002)		0.0000	(a)	0.0000	(a)	0.0000	(a)
Net increase from investment operations	0.0212	0.0151		0.0060		0.0013		0.0000

Distributions(b)
From net investment income	(0.0212)	(0.0151)		(0.0060)		(0.0013)		(0.0000	)(c)
From net realized gain	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
Total distributions	(0.0212)	(0.0151)		(0.0060)		(0.0013)		(0.0000)

Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	2.14%	1.52%		0.60%		0.13%		0.00%

Ratios to Average Net Assets
Total expenses	0.20%	0.20%		0.20%		0.21%		0.21%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%	0.17%		0.17%		0.17%		0.05%
Net investment income	2.12%	1.53%		0.60%		0.14%		0.00%

Supplemental Data
Net assets, end of year (000)	$38,728,217	$30,530,122		$24,157,325		$20,911,540		$13,517,000

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

108	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Treasury Trust Fund
	Dollar
	Year Ended October 31,
	2019	2018		2017		2016		2015

Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.0194	0.0127		0.0035		0.0002		0.0000	(a)
Net realized gain (loss)	0.0002	(0.0001)		0.0000	(a)	0.0000	(a)	0.0000	(a)
Net increase from investment operations	0.0196	0.0126		0.0035		0.0002		0.0000

Distributions(b)
From net investment income	(0.0196)	(0.0126)		(0.0035)		(0.0002)		(0.0000	)(c)
From net realized gain	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
Total distributions	(0.0196)	(0.0126)		(0.0035)		(0.0002)		(0.0000)

Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.98%	1.27%		0.35%		0.02%		0.00%

Ratios to Average Net Assets
Total expenses	0.44%	0.45%		0.45%		0.46%		0.46%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.40%	0.42%		0.42%		0.28%		0.05%
Net investment income	1.94%	1.27%		0.35%		0.01%		0.00%

Supplemental Data
Net assets, end of year (000)	$977,335	$482,014		$483,138		$420,095		$428,958

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	109

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Treasury Trust Fund
	Cash Management
	Year Ended October 31,
	2019	2018		2017		2016		2015

Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.0158	0.0098		0.0018		0.0002		0.0000	(a)
Net realized gain (loss)	0.0005	0.0003		(0.0002)		0.0000	(a)	0.0000	(a)
Net increase from investment operations	0.0163	0.0101		0.0016		0.0002		0.0000

Distributions(b)
From net investment income	(0.0163)	(0.0101)		(0.0016)		(0.0002)		(0.0000	)(c)
From net realized gain	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
Total distributions	(0.0163)	(0.0101)		(0.0016)		(0.0002)		(0.0000)

Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.64%	1.02%		0.16%		0.02%		0.00%

Ratios to Average Net Assets
Total expenses	0.69%	0.70%		0.70%		0.71%		0.71%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.67%	0.67%		0.63%		0.29%		0.05%
Net investment income	1.58%	0.98%		0.18%		0.01%		0.00%

Supplemental Data
Net assets, end of year (000)	$36,492	$13,843		$21,110		$16,561		$8,528

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

110	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Treasury Trust Fund
	Cash Reserve
	Year Ended October 31,					Period from
						12/16/15 (a)
	2019	2018		2017		to 10/31/16

Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00
Net investment income	0.0172	0.0124		0.0019		0.0001
Net realized gain (loss)	0.0000 (b)	(0.0013)		0.0003		0.0000	(b)
Net increase from investment operations	0.0172	0.0111		0.0022		0.0001

Distributions(c)
From net investment income	(0.0172)	(0.0111)		(0.0022)		(0.0001)
From net realized gain	—	(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)
Total distributions	(0.0172)	(0.0111)		(0.0022)		(0.0001)

Net asset value, end of period	$1.00	$1.00		$1.00		$1.00

Total Return(e)
Based on net asset value	1.74%	1.12%		0.22%		0.01%	(f)

Ratios to Average Net Assets
Total expenses	0.60%	0.60%		0.60%		0.61%	(g)
Total expenses after fees waived and/or reimbursed and paid indirectly	0.57%	0.57%		0.52%		0.29%	(g)
Net investment income	1.73%	1.24%		0.19%		0.01%	(g)

Supplemental Data
Net assets, end of period (000)	$74,034	$8,044		$1,002		$3,635

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	111

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Treasury Trust Fund
	Administration
	Year Ended October 31,
	2019	2018		2017		2016		2015

Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.0203	0.0136		0.0052		0.0005		0.0000	(a)
Net realized gain (loss)	0.0000 (a)	0.0005		(0.0002)		0.0000	(a)	0.0000	(a)
Net increase from investment operations	0.0203	0.0141		0.0050		0.0005		0.0000

Distributions(b)
From net investment income	(0.0203)	(0.0141)		(0.0050)		(0.0005)		(0.0000	)(c)
From net realized gain	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
Total distributions	(0.0203)	(0.0141)		(0.0050)		(0.0005)		(0.0000)

Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	2.05%	1.42%		0.50%		0.05%		0.00%

Ratios to Average Net Assets
Total expenses	0.30%	0.30%		0.30%		0.31%		0.31%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.26%	0.27%		0.27%		0.24%		0.05%
Net investment income	2.03%	1.36%		0.52%		0.04%		0.00%

Supplemental Data
Net assets, end of year (000)	$465,703	$413,618		$638,815		$476,145		$573,959

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

112	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Treasury Trust Fund
	Select
	Year Ended October 31,							Period from
								09/28/15 (a)
	2019	2018		2017		2016		to 10/31/15

Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.0129	0.0067		0.0001		0.0002		0.0000	(b)
Net realized gain	0.0001	0.0001		0.0001		0.0000	(b)	0.0000	(b)
Net increase from investment operations	0.0130	0.0068		0.0002		0.0002		0.0000

Distributions(c)
From net investment income	(0.0130)	(0.0068)		(0.0002)		(0.0002)		(0.0000	)(d)
From net realized gain	—	(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)
Total distributions	(0.0130)	(0.0068)		(0.0002)		(0.0002)		(0.0000)

Net asset value, end of period	$1.00	$1.00		$1.00		$1.00		$1.00

Total Return(e)
Based on net asset value	1.30%	0.68%		0.02%		0.02%		0.00%	(f)

Ratios to Average Net Assets
Total expenses	1.05%	1.05%		1.05%		1.06%		1.09%	(g)
Total expenses after fees waived and/or reimbursed and paid indirectly	1.00%	1.00%		0.68%		0.31%		0.06%	(g)
Net investment income	1.29%	0.67%		0.01%		0.01%		0.00%	(g)

Supplemental Data
Net assets, end of period (000)	$38,265	$39,675		$38,309		$79,910		$8,058

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	113

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Treasury Trust Fund
	Premier
	Period from 07/26/19 (a) to 10/31/19

Net asset value, beginning of period	$1.00
Net investment income	0.0049
Net realized gain	0.0000	(b)
Net increase from investment operations	0.0049

Distributions from net investment income(c)	(0.0049)

Net asset value, end of period	$1.00

Total Return(d)
Based on net asset value	0.49%	(e)

Ratios to Average Net Assets
Total expenses	0.19%	(f)
Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%	(f)
Net investment income	1.87%	(f)

Supplemental Data
Net assets, end of period (000)	$37

(a)	Recommencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

114	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	MuniCash
	Institutional
	Year Ended October 31,
	2019		2018	2017	2016		2015

Net asset value, beginning of year	$1.0001		$1.0003	$1.0001	$1.00		$1.00
Net investment income	0.0137		0.0112	0.0060	0.0019		0.0001
Net realized and unrealized gain	0.0000	(a)	0.0000 (a)	0.0000 (a)	0.0013		0.0000	(a)
Net increase from investment operations	0.0137		0.0112	0.0060	0.0032		0.0001

Distributions(b)
From net investment income	(0.0137)		(0.0112)	(0.0058)	(0.0019)		(0.0001)
From net realized gain	(0.0000	)(c)	(0.0002)	—	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—		—	—	(0.0012)		—
Total distributions	(0.0137)		(0.0114)	(0.0058)	(0.0031)		(0.0001)

Net asset value, end of year	$1.0001		$1.0001	$1.0003	$1.0001		$1.00

Total Return(d)
Based on net asset value	1.38%		1.13% (e)	0.60%	0.33%		0.02%

Ratios to Average Net Assets
Total expenses	0.28%		0.29%	0.31%	0.38%	(f)	0.49%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%		0.20%	0.20%	0.18%		0.13%
Net investment income	1.36%		1.12%	0.60%	0.25%		0.01%

Supplemental Data
Net assets, end of year (000)	$5,182,923		$3,992,552	$4,096,900	$2,139,820		$145,329

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes reorganization costs associated with the Fund’s reorganization. Without these costs, total expenses for the Institutional class would have been 0.38%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	115

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniCash
	Dollar
	Year Ended October 31,
	2019		2018	2017	2016		2015

Net asset value, beginning of year	$1.0001		$1.0003	$1.0001	$1.00		$1.00
Net investment income	0.0123		0.0087	0.0033	0.0006		0.0001
Net realized and unrealized gain	0.0000	(a)	0.0000 (a)	0.0002	0.0013		0.0000	(a)
Net increase from investment operations	0.0123		0.0087	0.0035	0.0019		0.0001

Distributions(b)
From net investment income	(0.0123)		(0.0087)	(0.0033)	(0.0006)		(0.0001)
From net realized gain	(0.0000	)(c)	(0.0002)	—	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—		—	—	(0.0012)		—
Total distributions	(0.0123)		(0.0089)	(0.0033)	(0.0018)		(0.0001)

Net asset value, end of year	$1.0001		$1.0001	$1.0003	$1.0001		$1.00

Total Return(d)
Based on net asset value	1.23%		0.88% (e)	0.35%	0.19%		0.02%

Ratios to Average Net Assets
Total expenses	0.53%		0.54%	0.56%	0.63%(f)		0.74%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.45%		0.45%	0.45%	0.30%		0.13%
Net investment income	1.22%		0.87%	0.33%	0.05%		0.01%

Supplemental Data
Net assets, end of year (000)	$2,207		$1,893	$1,623	$1,802		$2,045

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes reorganization costs associated with the Fund’s reorganization. Without these costs, total expenses for the Dollar class would have been 0.63%.

See notes to financial statements.

116	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniCash
	Premier
	Period from 07/26/19 (a) to 10/31/19

Net asset value, beginning of period	$1.0002
Net investment income	0.0031
Net realized and unrealized gain	0.0000	(b)
Net increase from investment operations	0.0031

Distributions from net investment income(c)	(0.0031)

Net asset value, end of period	$1.0002

Total Return(d)
Based on net asset value	0.31%	(e)

Ratios to Average Net Assets
Total expenses	0.28%	(f)
Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	(f)
Net investment income	1.20%	(f)

Supplemental Data
Net assets, end of period (000)	$36

(a)	Recommencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	117

Financial Highlights

(For a share outstanding throughout each period)

	MuniFund
	Institutional
	Year Ended October 31,
	2019	2018		2017	2016	2015

Net asset value, beginning of year	$1.00	$1.00		$1.00	$1.00	$1.00
Net investment income	0.0142	0.0115		0.0060	0.0019	0.0002
Net realized gain	0.0000 (a)	0.0000	(a)	0.0002	0.0001	0.0001
Net increase from investment operations	0.0142	0.0115		0.0062	0.0020	0.0003

Distributions(b)
From net investment income	(0.0142)	(0.0115)		(0.0060)	(0.0019)	(0.0002)
From net realized gain	—	(0.0000	)(c)	(0.0002)	(0.0001)	(0.0001)
Total distributions	(0.0142)	(0.0115)		(0.0062)	(0.0020)	(0.0003)

Net asset value, end of year	$1.00	$1.00		$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	1.43%	1.16%		0.62%	0.20%	0.03%

Ratios to Average Net Assets
Total expenses	0.50%	0.55%		0.45%	0.37%	0.36%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.20%		0.20%	0.11%	0.06%
Net investment income	1.42%	1.15%		0.60%	0.10%	0.02%

Supplemental Data
Net assets, end of year (000)	$194,629	$191,172		$146,316	$141,458	$1,369,069

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

118	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniFund
	Dollar
	Year Ended October 31,
	2019	2018		2017	2016	2015

Net asset value, beginning of year	$1.00	$1.00		$1.00	$1.00	$1.00
Net investment income	0.0117	0.0090		0.0035	0.0006	0.0002
Net realized gain	0.0000 (a)	0.0000	(a)	0.0002	0.0001	0.0001
Net increase from investment operations	0.0117	0.0090		0.0037	0.0007	0.0003

Distributions(b)
From net investment income	(0.0117)	(0.0090)		(0.0035)	(0.0006)	(0.0002)
From net realized gain	—	(0.0000	)(c)	(0.0002)	(0.0001)	(0.0001)
Total distributions	(0.0117)	(0.0090)		(0.0037)	(0.0007)	(0.0003)

Net asset value, end of year	$1.00	$1.00		$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	1.18%	0.91%		0.36%	0.07%	0.03%

Ratios to Average Net Assets
Total expenses	0.75%	0.80%		0.70%	0.63%	0.61%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.45%	0.45%		0.45%	0.22%	0.06%
Net investment income	1.17%	0.90%		0.35%	0.03%	0.02%

Supplemental Data
Net assets, end of year (000)	$4,678	$4,6784,462		$4,6784,592	$4,6785,724	$41,554

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	119

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniFund
	Administration
	Year Ended October 31,
	2019	2018		2017	2016	2015

Net asset value, beginning of year	$1.00	$1.00		$1.00	$1.00	$1.00
Net investment income	0.0133	0.0104		0.0049	0.0013	0.0002
Net realized gain	0.0000 (a)	0.0001		0.0003	0.0001	0.0001
Net increase from investment operations	0.0133	0.0105		0.0052	0.0014	0.0003

Distributions(b)
From net investment income	(0.0133)	(0.0105)		(0.0050)	(0.0013)	(0.0002)
From net realized gain	—	(0.0000	)(c)	(0.0002)	(0.0001)	(0.0001)
Total distributions	(0.0133)	(0.0105)		(0.0052)	(0.0014)	(0.0003)

Net asset value, end of year	$1.00	$1.00		$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	1.34%	1.06%		0.52%	0.14%	0.03%

Ratios to Average Net Assets
Total expenses	0.60%	0.65%		0.55%	0.46%	0.46%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.30%	0.30%		0.30%	0.15%	0.06%
Net investment income	1.33%	1.04%		0.49%	0.05%	0.02%

Supplemental Data
Net assets, end of year (000)	$15,487	$16,537		$18,653	$21,554	$325,641

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

120	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniFund
	Select
	Year Ended October 31,
	2019	2018		2017		2016	2015

Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00	$1.00
Net investment income	0.0063	0.0034		0.0000	(a)	0.0001	0.0002
Net realized gain	0.0000 (a)	0.0001		0.0002		0.0001	0.0001
Net increase from investment operations	0.0063	0.0035		0.0002		0.0002	0.0003

Distributions(b)
From net investment income	(0.0063)	(0.0035)		(0.0000	)(c)	(0.0001)	(0.0002)
From net realized gain	—	(0.0000	)(c)	(0.0002)		(0.0001)	(0.0001)
Total distributions	(0.0063)	(0.0035)		(0.0002)		(0.0002)	(0.0003)

Net asset value, end of year	$1.00	$1.00		$1.00		$1.00	$1.00

Total Return(d)
Based on net asset value	0.63%	0.36%		0.02%		0.02%	0.03%

Ratios to Average Net Assets
Total expenses	1.34%	1.40%		1.30%		1.22%	1.21%
Total expenses after fees waived and/or reimbursed and paid indirectly	1.00%	1.00%		0.79%		0.24%	0.06%
Net investment income	0.64%	0.34%		0.00%		0.01%	0.02%

Supplemental Data
Net assets, end of year (000)	$2,181	$2,662		$2,833		$3,863	$22,769

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	121

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniFund
	Private Client
	Year Ended October 31,
	2019	2018		2017	2016	2015

Net asset value, beginning of year	$1.00	$1.00		$1.00	$1.00	$1.00
Net investment income	0.0094	0.0067		0.0013	0.0002	0.0002
Net realized gain	0.0000 (a)	0.0000	(a)	0.0002	0.0001	0.0001
Net increase from investment operations	0.0094	0.0067		0.0015	0.0003	0.0003

Distributions(b)
From net investment income	(0.0094)	(0.0067)		(0.0013)	(0.0002)	(0.0002)
From net realized gain	—	(0.0000	)(c)	(0.0002)	(0.0001)	(0.0001)
Total distributions	(0.0094)	(0.0067)		(0.0015)	(0.0003)	(0.0003)

Net asset value, end of year	$1.00	$1.00		$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.94%	0.68%		0.14%	0.03%	0.03%

Ratios to Average Net Assets
Total expenses	1.35%	1.40%		1.30%	1.22%	1.21%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.68%	0.68%		0.67%	0.25%	0.06%
Net investment income	0.94%	0.67%		0.13%	0.02%	0.02%

Supplemental Data
Net assets, end of year (000)	$291	$319		$330	$350	$1,649

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

122	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniFund
	Premier
	Period from 07/26/19 (a) to 10/31/19

Net asset value, beginning of period	$ 1.00
Net investment income	0.0033
Net realized gain	0.0000	(b)
Net increase from investment operations	0.0033

Distributions from net investment income(c)	(0.0033)

Net asset value, end of period	$ 1.00

Total Return(d)
Based on net asset value	0.33%	(e)

Ratios to Average Net Assets
Total expenses	0.52%	(f)
Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	(f)
Net investment income	1.25%	(f)

Supplemental Data
Net assets, end of period (000)	$ 37

(a)	Recommencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	123

Financial Highlights

(For a share outstanding throughout each period)

	California Money Fund
	Institutional
	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$1.0002	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0107	0.0101	0.0053	0.0019	0.0001
Net realized and unrealized gain (loss)	0.0001	0.0002	0.0012	0.0000 (a)	(0.0000	)(b)
Net increase from investment operations	0.0108	0.0103	0.0065	0.0019	0.0001

Distributions(c)
From net investment income	(0.0108)	(0.0101)	(0.0054)	(0.0019)	(0.0001)
From net realized gain	—	—	(0.0011)	—	—
Total distributions	(0.0108)	(0.0101)	(0.0065)	(0.0019)	(0.0001)

Net asset value, end of year	$1.0002	$1.0002	$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	1.09%	1.03%	0.65%	0.19%	0.01%

Ratios to Average Net Assets
Total expenses	0.47%	0.70%	0.74%	0.47%	0.47%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.20%	0.20%	0.12%	0.05%
Net investment income	1.07%	1.01%	0.53%	0.12%	0.01%

Supplemental Data
Net assets, end of year (000)	$397,288	$169,293	$30,459	$41,192	$227,884

(a)	Amount is less than $0.00005 per share.
(b)	Amount is greater than $(0.00005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

124	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	California Money Fund
	Premier
	Period from 07/26/19 (a) to 10/31/19

Net asset value, beginning of period	$1.0002
Net investment income	0.0026
Net realized and unrealized gain	0.0000	(b)
Net increase from investment operations	0.0026

Distributions from net investment income(c)	(0.0026)

Net asset value, end of period	$1.0002

Total Return(d)
Based on net asset value	0.26%	(e)

Ratios to Average Net Assets
Total expenses	0.52%	(f)
Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	(f)
Net investment income	0.99%	(f)

Supplemental Data
Net assets, end of period (000)	$36

(a)	Recommencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	125

Financial Highlights

(For a share outstanding throughout each period)

	New York Money Fund
	Institutional
	Year Ended October 31,
	2019	2018	2017	2016	2015

Net asset value, beginning of year	$1.0000	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0129	0.0113	0.0056	0.0019	0.0001
Net realized and unrealized gain (loss)	0.0003	(0.0002)	0.0013	0.0015	0.0000	(a)
Net increase from investment operations	0.0132	0.0111	0.0069	0.0034	0.0001

Distributions(b)
From net investment income	(0.0132)	(0.0111)	(0.0056)	(0.0019)	(0.0001)
From net realized gain	—	—	—	(0.0003)	(0.0000	)(c)
From return of capital	—	—	(0.0013)	(0.0012)	—
Total distributions	(0.0132)	(0.0111)	(0.0069)	(0.0034)	(0.0001)

Net asset value, end of year	$1.0000	$1.0000	$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	1.33%	1.12%	0.69%	0.34%	0.01%

Ratios to Average Net Assets
Total expenses	0.56%	1.35%	1.00%	0.58%	0.49%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.20%	0.20%	0.14%	0.09%
Net investment income	1.29%	1.13%	0.56%	0.10%	0.01%

Supplemental Data
Net assets, end of year (000)	$243,502	$46,066	$16,908	$17,838	$92,999

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

126	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	New York Money Fund
	Premier
	Period from 07/26/19 (a) to 10/31/19

Net asset value, beginning of period	$1.0000
Net investment income	0.0030
Net realized and unrealized loss	(0.0000	)(b)
Net increase from investment operations	0.0030

Distributions from net investment income(c)	(0.0030)

Net asset value, end of period	$1.0000

Total Return(d)
Based on net asset value	0.30%	(e)

Ratios to Average Net Assets
Total expenses	0.56%	(f)
Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	(f)
Net investment income	1.16%	(f)

Supplemental Data
Net assets, end of period (000)	$37

(a)	Recommencement of operations.
(b)	Amount is greater than $(0.00005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	127

Notes to Financial Statements

1.	ORGANIZATION

BlackRock Liquidity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Diversification Classification
Federal Trust Fund	Diversified
FedFund	Diversified
TempCash	Diversified
TempFund	Diversified
T-Fund	Diversified
Treasury Trust Fund	Diversified
MuniCash	Diversified
MuniFund	Diversified
California Money Fund	Non-Diversified	(a)
New York Money Fund	Non-Diversified	(a)

(a)	California Money Fund and New York Money Fund must satisfy the diversification requirement set forth in Rule 2a-7 under the 1940 Act and will thereby be deemed to be diversified under the 1940 Act.

Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each Fund offers the following classes of shares: Institutional Shares, Dollar Shares, Cash Management Shares, Cash Reserve Shares, Administration Shares, Select Shares, Private Client Shares and Capital Shares. TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund also offer Plus Shares. FedFund, TempCash, MuniCash, California Money Fund and New York Money Fund also offer Cash Plus Shares. Except for TempFund, each Fund also offers Premier Shares. For the year ended October 31, 2019, no Plus Shares or Cash Plus Shares were outstanding. Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund each operate as a “government money market fund” under Rule 2a-7 under the 1940 Act. Each Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.

MuniFund operates as a “retail money market fund” under Rule 2a-7 under the 1940 Act.

On October 11, 2016, TempCash, TempFund and MuniCash, and on October 15, 2018, California Money Fund and New York Money Fund began pricing and transacting in their shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market-based values of their portfolio holdings (i.e., at a “floating” NAV). The NAV of TempFund is priced multiple times each day such Fund accepts purchase orders and redemption requests. Prior to the Funds’ adoption of the floating NAV, their portfolio holdings were valued at amortized cost.

With respect to each of TempCash, TempFund, MuniCash, MuniFund, California Money Fund and New York Money Fund, the Board of Trustees (the “Board”) is permitted to impose a liquidity fee of up to 2% on the value of shares redeemed or temporarily restrict redemptions from each such Fund for up to 10 business days during a 90 day period, in the event that such Fund’s weekly liquid assets fall below certain thresholds.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that a Fund’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by each Fund for the benefit of the Fund’s remaining shareholders.

128	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance on the Funds.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies (TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund): TempCash, MuniCash, California Money Fund and New York Money Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of 3:00 p.m., Eastern time, on each day on which the New York Stock Exchange (“NYSE”) is open for business. TempFund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of 8:00 a.m. (Eastern time), 12:00 p.m. (Eastern time) and 3:00 p.m. (Eastern time) on each day on which the NYSE is open for business. U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund’s assets and liabilities:

•

Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Investment Valuation Policies (Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund and MuniFund): U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its NAV per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty

NOTES TO FINANCIAL STATEMENTS	129

Notes to Financial Statements  (continued)

or a fund, respectively. Certain Funds, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements. As of period end, FedFund, TempCash, TempFund and T-Fund invested in repurchase agreements through joint trading accounts.

In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a fund would recognize a liability with respect to such excess collateral. The liability reflects a fund’s obligation under bankruptcy law to return the excess to the counterparty.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Funds, entered into a management agreement with the Manager, the Trust’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory, administration and accounting services to the Funds.

For the management and administrative services provided and certain expenses assumed by it under the management agreement, the Manager is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund
Calculation A	Calculation B
Management Fees are equal to calculation A plus calculation B
.175% of the first $1 Billion (a)	.175% of the first $1 Billion (b)
.150% of the next $1 Billion (a)	.150% of the next $1 Billion (b)
.125% of the next $1 Billion (a)	.125% of the next $1 Billion (b)
.100% of the next $1 Billion (a)	.100% of amounts in excess of $3 Billion (b)
.095% of the next $1 Billion (a)
.090% of the next $1 Billion (a)
.085% of the next $1 Billion (a)
.080% of amounts in excess of $7 Billion (a)

(a) Based on the combined average net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
(b) Based on the average daily net assets of the Fund whose management fee is being calculated.
TempCash, MuniCash and MuniFund
Management Fees	.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.185% of the next $1 Billion
.180% of amounts in excess of $7 Billion

TempFund
Management Fees	.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.180% of the next $1 Billion
.175% of the next $1 Billion
.170% of amounts in excess of $8 Billion

California Money Fund and New York Money Fund
Management Fees	.375% of the first $1 Billion
.350% of the next $1 Billion
.325% of the next $1 Billion
.300% of amounts in excess of $3 Billion

130	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan and the Private Client Shares Distribution Plan, the Trust may pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of the Manager, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Dollar, Cash Management, Cash Reserve, Administration, Select, Private Client and Capital Share classes are currently paying fees to service organizations, which may include affiliates of the Manager. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fees (a)	Distribution Fees (a)

Dollar	0.25%	—%
Cash Management	0.50	—
Cash Reserve	0.40	—
Administration	0.10	—
Select	0.50	0.35
Private Client	0.50	0.35
Capital	0.05	—

(a)	Due to certain contractual and voluntary waivers, the above stated rates may be reduced.

For the year ended October 31, 2019, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Dollar	Cash Management	Cash Reserve	Administration	Select	Private Client	Capital	Total

Federal Trust Fund	$28,542	$62,582	$1,515	$92,406	$—	$—	$—	$185,045
FedFund	5,212,657	1,271,156	18,823,151	2,579,793	1,923,606	2,914	3,733,402	33,546,679
TempCash	43	—	—	—	—	—	—	43
TempFund	211,820	3,167,284	18,240	24,876	2	14,716	—	3,436,938
T-Fund	2,188,696	3,661,007	590,038	905,945	163,625	—	5,276,718	12,786,029
Treasury Trust Fund	1,792,315	96,450	298,295	407,738	328,817	—	—	2,923,615
MuniCash	5,214	—	—	—	—	—	—	5,214
MuniFund	11,308	—	—	16,871	28,663	2,529	—	59,371

Expense Limitations, Waivers, and Reimbursements: With respect to each Fund, the Manager, as investment adviser and administrator, has contractually agreed to reduce its fees and/or reimburse ordinary operating expenses to ensure that the combined “Management Fees” and “Miscellaneous/Other Expenses,” excluding service fees, distribution fees and any extraordinary expenses, do not exceed 0.18% of the average daily net assets of TempCash and TempFund, 0.17% of the average daily net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund and 0.20% of the average daily net assets of MuniCash, MuniFund, California Money Fund and New York Money Fund. Any fees waived by the Manager with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue this contractual expense limitation prior to March 1, 2021, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of such Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended October 31, 2019, the amounts waived were as follows:

Federal Trust Fund	$2,369,448
FedFund	16,418,478
TempCash	6,085,682
TempFund	5,063,955
T-Fund	14,697,868
Treasury Trust Fund	9,074,095
MuniCash	3,856,381
MuniFund	704,428
California Money Fund	871,006
New York Money Fund	531,355

In addition, BRIL has contractually agreed to waive service and/or distribution fees through February 28, 2021 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares and Private Client Shares do not exceed 1.00% and 0.68% of the average daily net assets of the shares, respectively. The agreement renews automatically for successive one-year periods and may be terminated by any party to the agreement upon written notice 75 days prior to the commencement of a successive one year period.

NOTES TO FINANCIAL STATEMENTS	131

Notes to Financial Statements  (continued)

The Manager and BRIL have also voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds’ share classes to maintain minimum levels of net investment income. These amounts are reported in the Statements of Operations as fees waived and/or reimbursed by the Manager and service and distribution fees waived — class specific. The Manager and BRIL may discontinue the voluntary waiver at any time. For the year ended October 31, 2019, the amounts waived were as follows:

Service and Distribution Fees Waived	Dollar	Cash Reserve	Administration	Select	Private Client	Capital	Total

Federal Trust Fund	$73	$1,090	$—	$—	$—	$—	$1,163
FedFund	—	—	—	45,239	1,158	746,735	793,132
TempFund	1,210	3,602	—	—	6,059	—	10,871
T-Fund	—	709	—	3,850	—	1,055,420	1,059,979
Treasury Trust Fund	147,121	—	25,838	7,737	—	—	180,696
MuniFund	—	—	—	1,687	1,101	—	2,788

Certain Funds have incurred expenses in connection with the realignment and consolidation of the boards of directors/trustees of certain BlackRock-advised funds. The Manager has voluntarily agreed to reimburse certain Funds for all or a portion of such expenses, which amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended October 31, 2019, the amounts reimbursed were as follows:

FedFund	$11,381
TempFund	6,525
T-Fund	13,344
Treasury Trust Fund	2,759
California Money Fund	432
New York Money Fund	456

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended October 31, 2019, the Funds did not pay any amounts to affiliates in return for these services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended October 31, 2019, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended October 31, 2019, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain (Loss)

MuniCash	$1,307,066,514	$1,443,769,359	$—
MuniFund	69,893,849	125,493,393	—
California Money Fund	325,054,323	242,809,383	—
New York Money Fund	265,476,921	165,400,546	—

6.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended October 31, 2019. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

132	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

The tax character of distributions paid was as follows:

	Tax-Exempt Income(a)	Ordinary Income	Long-Term Capital Gains	Total

Federal Trust Fund
10/31/19	$ —	$ 66,974,536	$ —	$ 66,974,536
10/31/18	—	46,339,203	—	46,339,203
FedFund
10/31/19	—	2,054,430,308	—	2,054,430,308
10/31/18	—	1,422,005,287	—	1,422,005,287
TempCash
10/31/19	—	179,982,250	—	179,982,250
10/31/18	—	54,819,558	—	54,819,558
TempFund
10/31/19	—	293,120,921	—	293,120,921
10/31/18	—	229,498,154	—	229,498,154
T-Fund
10/31/19	—	1,528,365,196	—	1,528,365,196
10/31/18	—	1,060,292,304	270,495	1,060,562,799
Treasury Trust Fund
10/31/19	—	766,253,135	—	766,253,135
10/31/18	—	435,593,903	60,665	435,654,568
MuniCash
10/31/19	63,985,669	—	176,930	64,162,599
10/31/18	49,021,403	616,358	169,392	49,807,153
MuniFund
10/31/19	3,326,322	—	—	3,326,322
10/31/18	1,796,803	3,660	1,499	1,801,962
California Money Fund
10/31/19	3,470,737	—	—	3,470,737
10/31/18	511,980	—	—	511,980
New York Money Fund
10/31/19	1,886,518	—	—	1,886,518
10/31/18	248,428	—	—	248,428

(a)	The Funds designate these amounts paid during the fiscal year ended October 31, 2019, as exempt-interest dividend.

As of period end, the tax components of accumulated earnings (loss) were as follows:

	Undistributed Tax- Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Non-Expiring Capital Loss Carryforward (a)	Net Unrealized Gains (Losses)	Total

Federal Trust Fund	$ —	$ 312,430	$ —	$ —	$ —	$ 312,430
FedFund	—	5,585,618	—	—	—	5,585,618
TempCash	—	308,277	—	—	2,405,649	2,713,926
TempFund	—	2,351,613	—	—	2,893,722	5,245,335
T-Fund	—	4,556,747	155,633	—	—	4,712,380
Treasury Trust Fund	—	3,439,816	1,527	—	—	3,441,343
MuniCash	—	—	—	(55,451)	259,404	203,953
MuniFund	2,294	—	—	(3,026)	—	(732)
California Money Fund	356	—	—	(41)	648	963
New York Money Fund	—	—	—	—	73	73

(a)	Amounts available to offset future realized capital gains.

NOTES TO FINANCIAL STATEMENTS	133

Notes to Financial Statements  (continued)

During the year ended October 31, 2019, the Funds listed below utilized the following amounts of their respective capital loss carryforward:

	FedFund	Treasury Trust Fund	MuniFund

Amount utilized	$327,230	$118,840	$1,155

7.	PRINCIPAL RISKS

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Fund’s ability to buy or sell bonds. As a result, a Fund may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: MuniCash, MuniFund, California Money Fund and New York Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states. This may subject each Fund to the risk that economic, political or social issues impacting a particular state or group of states could have an adverse and disproportionate impact on the income from, or the value or liquidity of, the Funds’ respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

8.	CAPITAL SHARE TRANSACTIONS

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share for Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund and MuniFund.

134	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Transactions in capital shares for each class were as follows:

	Year Ended
	10/31/19	10/31/18
Federal Trust Fund
Institutional
Shares sold	12,704,112,763	13,674,270,361
Shares issued in reinvestment of distributions	14,369,548	11,428,363
Shares redeemed	(12,272,884,399)	(13,445,579,415)
Net increase	445,597,912	240,119,309

Dollar
Shares sold	12,237,686	915,433,424
Shares issued in reinvestment of distributions	65,711	73,394
Shares redeemed	(14,903,384)	(1,035,715,551)
Net decrease	(2,599,987)	(120,208,733)

Cash Management
Shares sold	202,720	771,752
Shares redeemed	(1,538,528)	(2,771,795)
Net decrease	(1,335,808)	(2,000,043)

Cash Reserve
Shares sold	772	88
Shares issued in reinvestment of distributions	9,105	3,204
Shares redeemed	(774)	(76,668)
Net increase (decrease)	9,103	(73,376)

Administration
Shares sold	173,314,836	147,018,026
Shares issued in reinvestment of distributions	1,898,231	773,485
Shares redeemed	(170,753,243)	(140,087,942)
Net increase	4,459,824	7,703,569

Premier
Shares sold	36,500 (a)	—
Net increase	36,500	—
Total Net Increase	446,167,544	125,540,726

FedFund
Institutional
Shares sold	820,557,392,885	819,079,974,493
Shares issued in reinvestment of distributions	681,599,495	575,570,782
Shares redeemed	(802,414,537,695)	(823,381,869,390)
Net increase (decrease)	18,824,454,685	(3,726,324,115)

Dollar
Shares sold	12,221,791,437	14,978,630,538
Shares issued in reinvestment of distributions	4,575,944	3,355,048
Shares redeemed	(11,695,388,333)	(14,920,544,587)
Net increase	530,979,048	61,440,999

Cash Management
Shares sold	601,770,368	394,756,804
Shares issued in reinvestment of distributions	3,486,015	1,171,001
Shares redeemed	(382,288,939)	(348,119,255)
Net increase	222,967,444	47,808,550

Cash Reserve
Shares sold	44,180,431,479	2,401,631,645
Shares issued in reinvestment of distributions	227	193
Shares redeemed	(40,922,873,761)	(1,567,209,982)
Net increase	3,257,557,945	834,421,856

Administration
Shares sold	7,702,703,748	8,302,410,605
Shares issued in reinvestment of distributions	7,851,418	4,842,986
Shares redeemed	(7,340,208,687)	(8,243,455,856)
Net increase	370,346,479	63,797,735

NOTES TO FINANCIAL STATEMENTS	135

Notes to Financial Statements  (continued)

	Year Ended
	10/31/19	10/31/18
Select
Shares sold	633,574,854	543,763,199
Shares issued in reinvestment of distributions	3,014,408	1,436,659
Shares redeemed	(575,656,386)	(690,642,504)
Net increase (decrease)	60,932,876	(145,442,646)

Private Client
Shares sold	78	484,844
Shares issued in reinvestment of distributions	5,702	10,093
Shares redeemed	(544,339)	(1,508,400)
Net decrease	(538,559)	(1,013,463)

Premier
Shares sold	36,500 (a)	—
Net increase	36,500	—

Capital
Shares sold	8,896,812,741	10,876,470,522	(b)
Shares issued in reinvestment of distributions	159,322,052	60,813,644	(b)
Shares redeemed	(8,116,349,857)	(3,798,585,096	)(b)
Net increase	939,784,936	7,138,699,070
Total Net Increase	24,206,521,354	4,273,387,986

T-Fund
Institutional
Shares sold	620,268,558,788	578,676,702,245
Shares issued in reinvestment of distributions	461,723,948	425,872,335
Shares redeemed	(613,291,766,321)	(574,522,796,330)
Net increase	7,438,516,415	4,579,778,250

Dollar
Shares sold	6,130,368,305	9,383,571,803
Shares issued in reinvestment of distributions	7,482,569	7,828,574
Shares redeemed	(6,573,759,591)	(11,088,602,676)
Net decrease	(435,908,717)	(1,697,202,299)

Cash Management
Shares sold	3,163,021,198	2,179,092,681
Shares issued in reinvestment of distributions	6,788,577	3,751,670
Shares redeemed	(2,734,516,096)	(2,158,809,325)
Net increase	435,293,679	24,035,026

Cash Reserve
Shares sold	1,081,187,181	495,146,893
Shares issued in reinvestment of distributions	1,592,195	424,852
Shares redeemed	(1,198,937,643)	(313,735,175)
Net increase (decrease)	(116,158,267)	181,836,570

Administration
Shares sold	773,946,841	790,930,798
Shares issued in reinvestment of distributions	5,724,048	3,903,274
Shares redeemed	(970,844,552)	(555,149,441)
Net increase (decrease)	(191,173,663)	239,684,631

Select
Shares sold	103,478,228	84,717,101
Shares issued in reinvestment of distributions	263,265	232,846
Shares redeemed	(108,682,535)	(140,997,714)
Net decrease	(4,941,042)	(56,047,767)

Premier
Shares sold	36,500 (a)	—
Net increase	36,500	—

Capital
Shares sold	14,569,570,038	17,469,969,078	(b)
Shares issued in reinvestment of distributions	224,499,974	97,666,462	(b)
Shares redeemed	(15,425,120,574)	(6,589,231,113	)(b)
Net increase (decrease)	(631,050,562)	10,978,404,427
Total Net Increase	6,494,614,343	14,250,488,838

136	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

	Year Ended
	10/31/19	10/31/18
Treasury Trust Fund
Institutional
Shares sold	95,714,869,460	85,044,752,511
Shares issued in reinvestment of distributions	144,120,420	96,370,866
Shares redeemed	(87,663,392,824)	(78,768,198,151)
Net increase	8,195,597,056	6,372,925,226

Dollar
Shares sold	3,303,440,917	2,399,524,320
Shares issued in reinvestment of distributions	1,501,352	1,440,915
Shares redeemed	(2,809,691,869)	(2,402,083,837)
Net increase (decrease)	495,250,400	(1,118,602)

Cash Management
Shares sold	59,530,319	8,579,858
Shares issued in reinvestment of distributions	20,116	—
Shares redeemed	(36,904,423)	(15,846,437)
Net increase (decrease)	22,646,012	(7,266,579)

Cash Reserve
Shares sold	459,595,250	84,618,897
Shares issued in reinvestment of distributions	16,348	23,692
Shares redeemed	(393,627,800)	(77,600,373)
Net increase	65,983,798	7,042,216

Administration
Shares sold	1,699,228,986	2,587,705,609
Shares issued in reinvestment of distributions	1,719,579	433,931
Shares redeemed	(1,648,893,264)	(2,813,322,660)
Net increase (decrease)	52,055,301	(225,183,120)

Select
Shares sold	233,491,984	119,224,578
Shares issued in reinvestment of distributions	497,582	239,968
Shares redeemed	(235,401,422)	(118,098,320)
Net increase (decrease)	(1,411,856)	1,366,226

Premier
Shares sold	36,500 (a)	—
Net increase	36,500	—
Total Net Increase	8,830,157,211	6,147,765,367

MuniFund
Institutional
Shares sold	380,643,057	329,408,991
Shares issued in reinvestment of distributions	1,242,612	643,221
Shares redeemed	(378,430,505)	(285,196,304)
Net increase	3,455,164	44,855,908

Dollar
Shares sold	2,674,954	1,913,698
Shares redeemed	(2,458,697)	(2,042,591)
Net increase (decrease)	216,257	(128,893)

Cash Management(c)
Shares sold	—	132,504
Shares redeemed	—	(170,269)
Net decrease	—	(37,765)

Administration
Shares sold	36,679,186	26,861,349
Shares issued in reinvestment of distributions	221,989	171,568
Shares redeemed	(37,950,705)	(29,142,012)
Net decrease	(1,049,530)	(2,109,095)

Select
Shares sold	33,405,411	19,581,866
Shares issued in reinvestment of distributions	21,628	9,657
Shares redeemed	(33,907,617)	(19,761,183)
Net decrease	(480,578)	(169,660)

NOTES TO FINANCIAL STATEMENTS	137

Notes to Financial Statements  (continued)

	Year Ended
	10/31/19	10/31/18
Private Client
Shares sold	—	42,013
Shares issued in reinvestment of distributions	2,800	2,223
Shares redeemed	(31,511)	(55,154)
Net decrease	(28,711)	(10,918)

Premier
Shares sold	36,500 (a)	—
Net increase	36,500	—
Total Net Increase	2,149,102	42,399,577

Effective October 15, 2018, the number of shares sold, reinvested and redeemed for California Money Fund and New York Money Fund were transacted at each class’ floating NAV per share calculated to four decimal places.

Transactions in capital shares for each class of TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund were as follows:

	Year Ended 10/31/19		Year Ended 10/31/18

	Shares	Amount	Shares	Amount

TempCash

Institutional
Shares sold	17,927,742,344	$17,936,454,621	8,161,105,656	$8,163,313,483
Shares issued in reinvestment of distributions	7,975,683	7,979,923	2,698,376	2,699,159
Shares redeemed	(12,780,036,136)	(12,786,435,080)	(5,003,098,591)	(5,004,384,899)

Net increase	5,155,681,891	$5,157,999,464	3,160,705,441	$3,161,627,743

Dollar
Shares sold	—	$—	—	$330
Shares issued in reinvestment of distributions	2,438	2,439	92,328	92,346
Shares redeemed	—	—	(22,638,179)	(22,643,993)

Net increase (decrease)	2,438	$2,439	(22,545,851)	$(22,551,317)

Premier
Shares sold	36,478 (a)	$36,500 (a)	—	$—

Net increase	36,478	$36,500	—	$—

Total Net Increase	5,155,720,807	$5,158,038,403	3,138,159,590	$3,139,076,426

TempFund

Institutional
Shares sold	90,618,296,944	$90,665,754,560	86,547,596,860	$86,573,841,869
Shares issued in reinvestment of distributions	171,767,829	171,874,287	142,218,199	142,262,524
Shares redeemed	(92,508,122,479)	(92,556,540,240)	(87,304,724,115)	(87,330,949,070)

Net decrease	(1,718,057,706)	$(1,718,911,393)	(614,909,056)	$(614,844,677)

Dollar
Shares sold	51,470,637	$51,497,281	181,275,610	$181,330,620
Shares issued in reinvestment of distributions	1,836,953	1,837,950	1,405,447	1,405,904
Shares redeemed	(53,960,274)	(53,992,845)	(188,570,913)	(188,630,231)

Net decrease	(652,684)	$(657,614)	(5,889,856)	$(5,893,707)

Cash Management
Shares sold	177,216,383	$177,308,452	151,390,964	$151,436,565
Shares issued in reinvestment of distributions	11,899,108	11,905,542	8,249,698	8,252,366
Shares redeemed	(197,010,664)	(197,116,973)	(215,589,028)	(215,651,611)

Net decrease	(7,895,173)	$(7,902,979)	(55,948,366)	$(55,962,680)

Cash Reserve
Shares sold	5,062,279	$5,065,053	19,435,527	$19,442,064
Shares issued in reinvestment of distributions	102,293	102,346	81,389	81,417
Shares redeemed	(5,189,225)	(5,192,201)	(18,538,043)	(18,544,369)

Net increase (decrease)	(24,653)	$(24,802)	978,873	$979,112

Administration
Shares sold	43,349,196	$43,373,336	21,835,231	$21,844,410
Shares issued in reinvestment of distributions	439,267	439,512	214,181	214,259
Shares redeemed	(25,556,176)	(25,570,432)	(104,574,904)	(104,614,970)

Net increase (decrease)	18,232,287	$18,242,416	(82,525,492)	$(82,556,301)

138	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

	Year Ended 10/31/19				Year Ended 10/31/18

	Shares		Amount		Shares	Amount

Select
Shares sold	—		$—		—	$—
Shares issued in reinvestment of distributions	6	(d)	5	(d)	5	6
Shares redeemed	(643	)(d)	(643	)(d)	(12)	(12)

Net decrease	(637)		$(638)		(7)	$(6)

Private Client
Shares sold	6,341,325		$6,344,238		27,487,465	$27,495,095
Shares issued in reinvestment of distributions	32,331		32,349		28,377	28,387
Shares redeemed	(7,249,660)		(7,253,283)		(26,770,041)	(26,778,154)

Net increase (decrease)	(876,004)		$(876,696)		745,801	$745,328

Total Net Decrease	(1,709,274,570)		$(1,710,131,706)		(757,548,103)	$(757,532,931)

MuniCash

Institutional
Shares sold	32,005,274,124		$32,009,869,838		30,269,060,646	$30,272,214,199
Shares issued in reinvestment of distributions	18,175,005		18,177,436		13,710,348	13,711,648
Shares redeemed	(30,833,267,846)		(30,837,752,767)		(30,386,283,452)	(30,389,614,347)

Net increase (decrease)	1,190,181,283		$1,190,294,507		(103,512,458)	$(103,688,500)

Dollar
Shares sold	2,961,834		$2,962,222		2,489,580	$2,489,827
Shares issued in reinvestment of distributions	25,542		25,545		14,864	14,865
Shares redeemed	(2,672,705)		(2,673,061)		(2,234,484)	(2,234,669)

Net increase	314,671		$314,706		269,960	$270,023

Premier
Shares sold	36,493	(a)	$36,500	(a)	—	$—

Net increase	36,493		$36,500		—	$—

Total Net Increase (Decrease)	1,190,532,447		$1,190,645,713		(103,242,498)	$(103,418,477)

California Money Fund

Institutional
Shares sold	4,428,995,312		$4,429,881,111		353,095,380	$353,148,662
Shares issued in reinvestment of distributions	2,594,245		2,594,765		125,232	125,232
Shares redeemed	(4,203,640,454)		(4,204,481,181)		(214,419,629)	(214,440,578)

Net increase	227,949,103		$227,994,695		138,800,983	$138,833,316

Select(e)
Shares sold	—		$—		2,107,475	$2,107,810
Shares issued in reinvestment of distributions	—		—		3,569	3,569
Shares redeemed	—		—		(4,204,567)	(4,204,993)

Net decrease	—		$—		(2,093,523)	$(2,093,614)

Private Client(f)
Shares sold	—		$—		57	$83
Shares issued in reinvestment of distributions	—		—		2,476	2,475
Shares redeemed	—		—		(775,792)	(775,851)

Net decrease	—		$—		(773,259)	$(773,293)

Premier
Shares sold	36,492	(a)	$36,500	(a)	—	$—

Net increase	36,492		$36,500		—	$—

Total Net Increase	227,985,595		$228,031,195		135,934,201	$135,966,409

New York Money Fund

Institutional
Shares sold	1,467,442,284		$1,467,442,284		141,764,843	$141,764,845
Shares issued in reinvestment of distributions	857,781		857,781		84,986	84,986
Shares redeemed	(1,270,864,647)		(1,270,864,647)		(112,691,059)	(112,691,059)

Net increase	197,435,418		$197,435,418		29,158,770	$29,158,772

Select(e)
Shares sold	—		$—		377,896	$377,896
Shares issued in reinvestment of distributions	—		—		767	767
Shares redeemed	—		—		(574,925)	(574,926)

Net decrease	—		$—		(196,262)	$(196,263)

NOTES TO FINANCIAL STATEMENTS	139

Notes to Financial Statements  (continued)

	Year Ended 10/31/19				Year Ended 10/31/18
	Shares		Amount		Shares	Amount

Private Client(f)
Shares sold	—		$—		816	$817
Shares issued in reinvestment of distributions	—		—		1,404	1,404
Shares redeemed	—		—		(332,447)	(332,448)
Net decrease	—		$—		(330,227)	$(330,227)

Premier
Shares sold	36,500	(a)	$36,500	(a)	—	$—
Net increase	36,500		$36,500		—	$—
Total Net Increase	197,471,918		$197,471,918		28,632,281	$28,632,282

(a)	Period July 26, 2019 (recommencement of operations) to October 31, 2019 for Premier Shares.
(b)	Period November 10, 2017 (commencement of operations) to October 31, 2018 for Capital Shares.
(c)	There were no Cash Management Shares outstanding for the years ended October 31, 2019 and 2018.
(d)	There were no Select Shares outstanding for the year ended October 31, 2019.
(e)	There were no Select Shares outstanding for the years ended October 31, 2019 and 2018.
(f)	There were no Private Client Shares outstanding for the years ended October 31, 2019 and 2018.

As of October 31, 2019, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:

Premier
Federal Trust Fund	$36,500
FedFund	36,500
TempCash	36,500
T-Fund	36,500
Treasury Trust Fund	36,500
MuniCash	36,500
MuniFund	36,500
California Money Fund	36,492
New York Money Fund	36,500

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

140	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders of Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund, and New York Money Fund and the Board of Trustees of BlackRock Liquidity Funds:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund, and New York Money Fund of BlackRock Liquidity Funds (the “Funds”), including the schedules of investments, as of October 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Boston, Massachusetts

December 20, 2019

We have served as the auditor of one or more BlackRock investment companies since 1992.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	141

Important Tax Information  (unaudited)

The following information is provided with respect to the ordinary income distributions paid by Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund and Treasury Trust Fund for the fiscal year ended October 31, 2019.

Months Paid:
November 2018 - October 2019
Interest-Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents (a)
Federal Trust	100.00%
FedFund	100.00
TempCash	55.36
TempFund	57.00
T-Fund	100.00
Treasury Trust Fund	100.00

Federal Obligation Interest (b)
Federal Trust	100.00%
FedFund	45.08
T-Fund	60.45
Treasury Trust Fund	97.54

(a)	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for non-resident aliens and foreign corporations.
(b)

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

142	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Liquidity Funds (the “Trust”) met in person on April 17, 2019 (the “April Meeting”) and May 14-15, 2019 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Trust, on behalf of each series of the Trust (each, a “Fund” and together, the “Funds”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fifteen individuals, thirteen of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Ad Hoc Topics Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Ad Hoc Topics Committee, which also has one interested Board Member).

The Agreement

Consistent with the requirements of the 1940 Act, the Board considers the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While the Board also has a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements, the Board’s consideration entails a year-long deliberative process, whereby the Board and its committees assess BlackRock’s services to the Fund. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; accounting, administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of management.

During the year, the Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Funds and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered, with respect to each Fund, were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analyses of the reasons for any over-performance or under-performance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock and the Trust’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the fees and expenses of each Fund as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared with Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	143

Disclosure of Investment Advisory Agreement  (continued)

profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of the portfolio holdings of each Fund. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Fund’s performance as of December 31, 2018. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and the Performance Peer funds (for example, the investment objective(s) and investment strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to affect long-term performance disproportionately.

The Board noted that for each of the one-, three- and five-year periods reported, California Money Fund, MuniFund, New York Money Fund, FedFund, TempFund, T-Fund and Treasury Trust Fund each ranked in the first quartile against its Performance Peers.

The Board noted that for the one-, three- and five-year periods reported, Federal Trust Fund ranked in the first, second, and first quartiles, respectively, against its Performance Peers.

The Board noted that for the one-, three- and five-year periods reported, TempCash ranked in the first, second, and second quartiles, respectively, against its Performance Peers.

The Board noted that for the one-, three- and five-year periods reported, MuniCash ranked in the second, first and first quartiles, respectively, against its Performance Peers.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund.

144	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement  (continued)

The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2018 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Funds by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Funds, to each respective Fund. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that FedFund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that MuniFund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that Federal Trust Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile, relative to the Fund’s Expense Peers.

The Board noted that Treasury Trust Fund’s and T-Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that MuniCash’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the fourth and second quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that TempFund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile relative to the Fund’s Expense Peers.

The Board noted that each of the California Money Fund’s and New York Money Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that TempCash’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the fourth and third quartiles, respectively, relative to the Fund’s Expense Peers.

With respect to MuniFund, TempFund, California Money Fund, New York Money Fund, TempCash and MuniCash, the Board noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the pertinent Fund increases above certain contractually specified levels. The Board noted that if the size of the pertinent Fund were to decrease, the Fund could lose the benefit of one or more breakpoints.

With respect to Treasury Trust Fund, FedFund, T-Fund and Federal Trust Fund, the Board also noted that each Fund has an advisory fee arrangement that is based in part on the asset size of the pertinent Fund, and in part on the aggregate asset size of the four Funds, and that for each, the fee rate is adjusted downward as the size of the pertinent Fund, or the aggregate asset size of the four Funds, as applicable, increases above certain contractually specified levels. The Board noted that if the asset size of any of the Funds were to decrease, the Funds could lose the benefit of one or more breakpoints.

The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the pertinent Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which each Fund benefits from such economies in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate. In its consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	145

Disclosure of Investment Advisory Agreement  (continued)

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2020. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

146	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During the Past Five Years
Mark Stalnecker 1951	Chair of the Board (Since 2019) and Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.	37 RICs consisting of 181 Portfolios	None
Bruce R. Bond 1946	Trustee (Since 2019)	Board Member, Amsphere Limited (software) since 2018; Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	37 RICs consisting of 181 Portfolios	None
Susan J. Carter 1956	Trustee (Since 2016)	Director, Pacific Pension Institute from 2014 to 2018; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest from 2015 to 2018 and Board Member thereof since 2018; Advisory Board Member, Bridges Fund Management since 2016; Trustee, Financial Accounting Foundation since 2017; Practitioner Advisory Board Member, Private Capital Research Institute (“PCRI”) since 2017.	37 RICs consisting of 181 Portfolios	None
Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	37 RICs consisting of 181 Portfolios	None
Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	37 RICs consisting of 181 Portfolios	None
Lena G. Goldberg 1949	Trustee (Since 2019)	Senior Lecturer, Harvard Business School, since 2008; Director, Charles Stark Draper Laboratory, Inc. since 2013; FMR LLC/ Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President - Strategic Corporate Initiatives and Executive Vice President and General Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.	37 RICs consisting of 181 Portfolios	None
Robert M. Hernandez 1944	Trustee (Since 2019)	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001; Director and non-executive Chairman, RTI International Metals, Inc. from 1990 to 2015; Director, TE Connectivity (electronics) from 2006 to 2012.	37 RICs consisting of 181 Portfolios	Chubb Limited (insurance company); Eastman Chemical Company
Henry R. Keizer 1956	Trustee (Since 2019)	Director, Park Indemnity Ltd. (captive insurer) since 2010; Director, MUFG Americas Holdings Corporation and MUFG Union Bank, N.A. (financial and bank holding company) from 2014 to 2016; Director, American Institute of Certified Public Accountants from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG International in 2012, Deputy Chairman and Chief Operating Officer thereof from 2010 to 2012 and U.S. Vice Chairman of Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI (consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.	37 RICs consisting of 181 Portfolios	Hertz Global Holdings (car rental); Montpelier Re Holdings, Ltd. (publicly held property and casualty reinsurance) from 2013 until 2015; Sealed Air Corp. (packaging); WABCO (commercial vehicle safety systems)

TRUSTEE AND OFFICER INFORMATION	147

Trustee and Officer Information  (continued)

Independent Trustees (a) (continued)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During the Past Five Years
Cynthia A. Montgomery 1952	Trustee (Since 2007)	Professor, Harvard Business School since 1989.	37 RICs consisting of 181 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Donald C. Opatrny 1952	Trustee (Since 2019)	Trustee, Vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University since 2004; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014; Member of the Board and Investment Committee, University School from 2007 to 2018; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; President and Trustee, the Center for the Arts, Jackson Hole from 2011 to 2018; Director, Athena Capital Advisors LLC (investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Member of Affordable Housing Supply Board of Jackson, Wyoming since 2018; Member, Investment Funds Committee, State of Wyoming since 2017; Trustee, Phoenix Art Museum since 2018.	37 RICs consisting of 181 Portfolios	None
Joseph P. Platt 1947	Trustee (Since 2007)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	37 RICs consisting of 181 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Kenneth L. Urish 1951	Trustee (Since 2007)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	37 RICs consisting of 181 Portfolios	None
Claire A. Walton 1957	Trustee (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group from 2009 to 2018; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	37 RICs consisting of 181 Portfolios	None

148	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Interested Trustees (a)(d)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During the Past Five Years
Robert Fairbairn 1965	Trustee (Since 2018)	Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	123 RICs consisting of 291 Portfolios	None
John M. Perlowski (e) 1964	Trustee (Since 2015); President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	124 RICs consisting of 292 Portfolios	None

(a) The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.

(b) Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c)  Following the combination of MLIM and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Bruce R. Bond, 2005; Robert M. Hernandez, 1996; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016; Donald C. Opatrny, 2015.

(d) Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Fixed-Income Complex.

(e) Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund.

TRUSTEE AND OFFICER INFORMATION	149

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees (a)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years
Thomas Callahan 1968	Vice President (Since 2016)	Managing Director of BlackRock, Inc. since 2013; Member of the Board of Managers of BlackRock Investments, LLC (principal underwriter) since 2019 and Managing Director thereof since 2017; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Development and Oversight for BlackRock’s Strategic Product Management Group since 2019; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group from 2013 to 2019.
Neal J. Andrews 1966	Chief Financial Officer (Since 2007)	Chief Financial Officer of the iShares® exchange traded funds since 2019; Managing Director of BlackRock, Inc. since 2006.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007.
Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)	Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for Barclays Wealth Americas from 2010 to 2012.
Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
(a)	The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)	Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective September 19, 2019, Lisa Belle replaced John MacKessy as the Anti-Money Laundering Compliance Officer of the Trust.

Effective September 19, 2019, Janey Ahn replaced Benjamin Archibald as the Secretary of the Trust.

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent

JPMorgan Chase Bank, N.A.

New York, NY 10179

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodians

JPMorgan Chase Bank, N.A.

New York, NY 10179

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

150	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC each month on Forms N-MFP. The Funds’ reports on Forms N-MFP are available on the SEC’s website at sec.gov. Each Fund makes portfolio holdings available to shareholders on its website at blackrock.com.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7450; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 441-7450 and (2) on the SEC’s website at sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	151

Glossary of Terms Used in this Report

Currency

USD	United States Dollar

Portfolio Abbreviations

AMT	Alternative Minimum Tax

BAN	Bond Anticipation Notes

COP	Certificates of Participation

DAC	Designated Activity Company

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

LIQ	Liquidity Agreement

LOC	Letter of Credit

RB	Revenue Bonds

SBPA	Stand-by-Bond Purchase Agreement

SOFR	Secured Overnight Financing Rate

TAN	Tax Anticipation Notes

VRDN	Variable Rate Demand Notes

VRDP	Variable Rate Demand Preferred

152	2019 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notice to Shareholders

The following applies to TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Because the share price of the Funds will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Funds may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time.

The following applies to Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time.

The following applies to MuniFund: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time.

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in a Fund. The Funds may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BRLF-10/19-AR

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Robert M. Hernandez

Henry R. Keizer

Kenneth L. Urish

Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
California Money Fund	$26,520	$26,520	$4,000	$0	$10,800	$10,800	$0	$0
Federal Trust Fund	$24,480	$24,480	$4,000	$0	$9,800	$9,800	$0	$0
FedFund	$29,580	$29,580	$4,000	$0	$9,800	$9,800	$0	$0
MuniCash	$26,520	$26,520	$4,000	$0	$10,800	$10,800	$0	$0
MuniFund	$26,520	$26,520	$4,000	$0	$10,800	$10,800	$0	$0
New York Money Fund	$26,520	$26,520	$4,000	$0	$10,800	$10,800	$0	$0
TempCash	$26,520	$26,520	$4,000	$0	$9,800	$9,800	$0	$0
TempFund	$26,520	$26,520	$4,000	$0	$9,800	$9,800	$0	$0
T-Fund	$29,580	$29,580	$4,000	$0	$9,800	$9,800	$0	$0
Treasury Trust Fund	$24,480	$24,480	$4,000	$0	$9,800	$9,800	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “investment adviser” or

“BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,050,500	$2,274,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,050,500 and $2,274,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
California Money Fund	$14,800	$10,800
Federal Trust Fund	$13.800	$9,800
FedFund	$13,800	$9,800
MuniCash	$14,800	$10,800
MuniFund	$14,800	$10,800
New York Money Fund	$14,800	$10,800
TempCash	$13,800	$9,800
TempFund	$13,800	$9,800
T-Fund	$13,800	$9,800
Treasury Trust Fund	$13,800	$9,800

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,050,500	$2,274,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to the registrant.

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: January 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: January 3, 2020

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: January 3, 2020